File No. 811-3886

                            As filed on ^ November 14, 1996


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933               X
                                                                             --

      Pre-Effective Amendment No. ________
      Post-Effective Amendment No.   ^ 30                                     X
                                   ----------                                --


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X


      Amendment No.    ^ 31                                                   X
                    ------------                                             --

             INVESCO ADVISOR FUNDS, INC. (formerly, The EBI Funds, Inc.)
                 (Exact Name of Registrant as Specified in Charter)

                1315 Peachtree Street, N.E., Atlanta, Georgia  30309
                      (Address of Principal Executive Offices)

                    Registrant's Telephone Number: (800) 554-1156

                                 Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado  80237
                       (Name and Address of Agent for Service)
                                 -------------------
                                     Copies to:
                             Clifford J. Alexander, Esq.
                             Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W.,  Second Floor
                               Washington, D.C.  20036
                                 -------------------
Approximate   Date  of   Proposed   Public  Offering:  As  soon  as  practicable
after this post-effective amendment becomes effective.

It is proposed that  this  filing  will become  effective   (check   appropriate
box)

      immediately upon filing pursuant to paragraph (a) on _____________, pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
x     on ^ January 13, 1997, pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2) on _______________, pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
      this  post-effective  amendment  designates  a new  effective  date  for a
--    previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1993 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1995 on February 21, 1996.

                                    Page 1 of 144
                         Exhibit index is located on page 134

                             INVESCO ADVISOR FUNDS, INC.

                                CROSS REFERENCE SHEET
                                REQUIRED BY RULE 495
                          UNDER THE SECURITIES ACT OF 1933


         The enclosed Prospectus, Statement of Additional Information, and Part C relate to The INVESCO Advisor Funds, Inc. (the "Registrant"), an investment company currently consisting of ^ seven separate series (the "Portfolios").


                                       PART A
                         Information Required in Prospectus
                         ----------------------------------

Item Number
Caption                                                          Prospectus
-----------                                                      ----------

Item 1.     Cover Page                       Cover Page

Item 2.     Synopsis                         Prospectus Summary;
                                             Summary of Fund
                                             Expenses

Item 3.     Condensed Financial              Financial Highlights
            Information

Item 4.     General Description              The Fund; Investment
            of Registrant                    Objectives and Policies

Item 5.     Management of the Fund           Management of the Fund;
                                             Miscellaneous

Item 5A.    Management's Discussion          Performance Information
            of Fund Performance

Item 6.     Capital Stock and Other          Capitalization
            Securities

Item 7.     Purchase of Securities           How to Buy Shares; The
            Being Offered                    Distributor;  Plans of
                                             Distribution

Item 8.     Redemption or Repurchase         How to Redeem Shares; How to
                                             Exchange Shares

Item 9.     Pending Legal Proceedings        Not applicable

                                       PART B

             Information Required in Statement of Additional Information
             -----------------------------------------------------------

                                             Statement of Additional
Item Number                                  Information Caption
-----------                                  -----------------------

Item 10.    Cover Page                       Cover Page

Item 11.    Table of Contents                Table of Contents

Item 12.    General Information and          Prospectus - The Fund
            History

Item 13.    Investment Objectives and        Investment Objectives and
            Policies                         Policies; Portfolio Securities
                                             Loans; Investment Restrictions

Item 14.    Management of the Fund           Management of the Fund --
                                             Directors and Officers;
                                             Management of the Fund --Director
                                             Compensation

Item 15.    Control Persons and              Miscellaneous - Principal
            Principal Holders of             Shareholders
            Securities

Item 16.    Investment Advisory and          The Advisory and Sub-Advisory
            Other Services                   Agreements; Operating Services
                                             Agreement

Item 17.    Brokerage Allocation and         Brokerage and Portfolio
            Other Practices                  Transactions

Item 18.    Capital Stock and Other          Prospectus - Capitalization
            Securities

Item 19.    Purchase, Redemption and         Prospectus - How to Buy Shares;
            Pricing of Securities            Prospectus - How to Redeem
            Being Offered                    Shares;   Prospectus - Computation
                                             of Net Asset Value; Distribution
                                             of Shares; Miscellaneous - Net
                                             Asset Value

Item 20.    Tax Status                       Distributions and Tax
                                             Information

Item 21.    Underwriters                     The Distributor

Item 22.    Calculation of                   Performance Information
            Performance Data

Item 23.    Financial Statements             Incorporated by reference from
                                             the Fund's 1995 Annual Report to
                                             Shareholders

                             INVESCO ADVISOR FUNDS, INC.

                             1315 Peachtree Street, N.E.
                               Atlanta, Georgia 30309
                               Telephone: 800/554-1156

     INVESCO Advisor Funds, Inc. (the "Fund") is an open-end, diversified management investment company consisting of seven separate investment portfolios (the "Portfolios"), as follows:

              EQUITY PORTFOLIO                             INCOME PORTFOLIO
               FLEX PORTFOLIO                             MULTIFLEX PORTFOLIO
        INTERNATIONAL VALUE PORTFOLIO                    REAL ESTATE PORTFOLIO

                              CASH MANAGEMENT PORTFOLIO

                                Class A and C Shares

--------------------------------------------------------------------------------

            Each Portfolio's investment objective (except the Cash Management Portfolio) is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. The Cash Management Portfolio's investment objective is to achieve as high a level of current income, without regard to federal income tax considerations, as is consistent with the preservation of capital and the maintenance of liquidity. Each of the Portfolios has separate investment policies. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. PRICES OF SHARES OF THE OTHER PORTFOLIOS CAN BE EXPECTED TO FLUCTUATE.

          Each Portfolio offers two classes of shares. Class A shares are generally subject to a front-end sales charge and Class C shares are generally subject to a contingent deferred sales charge ("CDSC"), provided that Cash Management Portfolio shares are subject to neither a front-end sales charge nor a CDSC.

--------------------------------------------------------------------------------


                               INVESCO Services, Inc.
                                 Investment Adviser
                                       Manager
                                     Distributor


INVESCO Capital Management, Inc.   INVESCO Management & Research, Inc.
      Sub-Adviser:                        Sub-Adviser:
            Equity Portfolio                     MultiFlex  Portfolio
            Income Portfolio
            Flex Portfolio         INVESCO Realty Advisors, Inc.
            International Value           Sub-Adviser:
            Cash Management Portfolio             Real Estate Portfolio

--------------------------------------------------------------------------------

          THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS IS DESIGNED TO SET FORTH CONCISELY THE INFORMATION THAT YOU SHOULD KNOW BEFORE INVESTING IN ^ CLASS A OR C SHARES OF THE PORTFOLIOS. A
STATEMENT OF  ADDITIONAL  INFORMATION   FOR THE FUND DATED OCTOBER 21, 1996 HAS
BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE FROM INVESCO SERVICES, INC., 1355 PEACHTREE STREET, N.E., ATLANTA, GEORGIA 30309, TELEPHONE NUMBER 1-800-972-9030.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                     PROSPECTUS

                                 ^ January 13, 1997

                                  TABLE OF CONTENTS

                                                                            Page
                                                                            ----

SUMMARY......................................................................  8

SUMMARY OF FUND EXPENSES..................................................... 11

FINANCIAL HIGHLIGHTS......................................................... 15

THE FUND..................................................................... 23

INVESTMENT OBJECTIVES AND POLICIES........................................... 23
      Equity Portfolio....................................................... 23
      Income Portfolio....................................................... 24
      Flex Portfolio......................................................... 26
      MultiFlex Portfolio.................................................... 27
      Real Estate Portfolio.................................................. 30
      International Value Portfolio.......................................... 31
      Cash Management Portfolio.............................................. 33

ADDITIONAL RISK FACTORS AND POLICIES RELEVANT TO THE PORTFOLIOS.............. 34

INVESTMENT RESTRICTIONS...................................................... 43

MANAGEMENT OF THE FUND....................................................... 44

THE DISTRIBUTOR.............................................................. 49

PLANS OF DISTRIBUTION........................................................ 49

INVESCO ADVISOR FUNDS, INC. SHAREHOLDER ^ SERVICES GUIDE..................... 50
      HOW TO BUY SHARES...................................................... 50
            Purchase Alternatives............................................ 53
            Buying Class A Shares............................................ 53
            Buying Class C Shares............................................ 58
            General Information.............................................. 59
      HOW TO REDEEM SHARES................................................... 60
            To Sell Through Your Broker-Dealer............................... 60
            To Sell Directly to the Fund..................................... 60
            Redemption by Phone.............................................. 61
            Redemption by Check.............................................. 62
            Systematic Withdrawal Plan....................................... 62
            General Information.............................................. 62
      HOW TO EXCHANGE SHARES................................................. 62
            Automatic Monthly Exchange....................................... 63
            BankDraft........................................................ 64

COMPUTATION OF NET ASSET VALUE............................................... 64

CAPITALIZATION............................................................... 66

DISTRIBUTIONS AND TAX INFORMATION............................................ 67
      Distributions.......................................................... 67
      Federal Taxes.......................................................... 68
      Automatic Dividend Reinvestment Plan................................... 68

SHAREHOLDER REPORTS.......................................................... 69

PERFORMANCE INFORMATION...................................................... 69

MISCELLANEOUS................................................................ 70

LEGAL OPINIONS............................................................... 71

                              PROSPECTUS SUMMARY

THE FUND:

     INVESCO Advisor Funds, Inc., an open-end, diversified management investment company, consists of Class A and C shares of the Equity Portfolio, the Income Portfolio, the Flex Portfolio, the MultiFlex Portfolio, the Real Estate Portfolio, the International Value Portfolio, and the Cash Management Portfolio (collectively, the "Portfolios").

INVESTMENT OBJECTIVES:

      The investment objective of each Portfolio (except the Cash Management Portfolio) is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. The investment objective of the Cash Management Portfolio is to achieve as high a level of current income, without regard to federal income tax considerations, as is consistent with the preservation of capital and the maintenance of liquidity. Each of the Portfolios has separate investment policies. (See "Investment Objectives and Policies.")

MANAGEMENT OF THE FUND:

      INVESCO Services, Inc., a Georgia corporation and the adviser and manager for each of the Portfolios ("ISI" or the "Adviser" or the "Manager"), is a registered investment adviser and broker-dealer furnishing investment counseling services to private and institutional clients. ISI is a wholly owned subsidiary of INVESCO Capital Management, Inc.

      INVESCO Capital Management, Inc., a Delaware corporation and the sub-adviser for the Equity, Income, Flex, International Value and Cash Management Portfolios ("ICM"), acts as investment adviser to other investment companies and furnishes investment counseling services to private and institutional clients.

      INVESCO Management & Research, Inc., a Massachusetts corporation and the sub-adviser for the MultiFlex Portfolio ("IMR"), acts as investment adviser to other investment companies and manages primarily pension and endowment accounts.

     INVESCO Realty Advisors, Inc., a Texas corporation and the sub-adviser for the Real Estate Portfolio ("IRA"), acts as investment adviser to corporate plans and public pension funds as well as endowment and foundation accounts. (See "Management of the Fund.")

PRINCIPAL UNDERWRITER AND DISTRIBUTOR:

      ISI (the "Distributor") also serves as the principal underwriter and distributor of shares of the Fund.

PURCHASE ALTERNATIVES:

        Each of the Portfolios  offers two classes of shares,  Class A and Class
C. For Cash Management Portfolio, both Class A and Class C shares are offered at net asset value with no initial sales charge. No contingent deferred sales charge ("CDSC") is imposed upon redemption of shares of either class of this Portfolio, except in certain cases when the shares were purchased in an exchange, and its assets are not subject to any service or distribution fees. (See "Redemptions.") For the other Portfolios, the two classes have the following features:


Class A Shares:      Class A shares are sold with an initial sales charge of up to 5.50% of the offering price for all Portfolios (4.50% for Income Portfolio) and are subject to an ongoing service fee calculated at an annual rate of ^ 0.35% of the average daily net assets of the Portfolio's Class A shares ^ (0.25% for Income Portfolio. The initial sales charge may be waived or reduced in certain circumstances. Shares purchased pursuant to waiver of the initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.00% if redeemed within ^ 18 months of purchase in certain circumstances.


Class C Shares:      Class  C   shares   do  not   incur  an   initial   sales
                     charge  when   purchased   but  are  subject  to  a  CDSC
                     of  1.00%  if   redeemed   within  1  year  of   purchase
                     for  all   Portfolios(0.60%   for  Income   Portfolio)and
                     are   subject  to  an  ongoing   service   fee  of  0.25%
                     and   an   ongoing   distribution   fee  calculated at an
                     annual  rate  of  0.75%   (0.35% distribution   fee   for
                     Income   Portfolio)  of   the Portfolio's  average  daily
                     net   assets  of  Class  C shares of the Portfolio.

     Certain minimum purchase requirements apply. The Portfolios reserve the right to reduce or waive the minimum purchase requirements in certain cases (See "INVESCO Advisor Funds, Inc. Shareholder Services Guide - How to Buy Shares.")

REDEMPTIONS:

       Shareholders can redeem their shares in a Portfolio any day the New York Stock Exchange is open, either directly to the Fund's transfer agent or through the shareholder's securities dealer of record. A Portfolio will only redeem shares for which it has received payment. (See "INVESCO Advisor Funds, Inc. Shareholder Services Guide - How to Redeem Shares".)


Class A Shares:      Only shares purchased pursuant to a waiver of the initial
                     sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.00% if redeemed within ^ 18 months of purchase in certain circumstances.


Class C Shares:      A  CDSC  is   applicable   to  shares   purchased    and
                     redeemed   within   the  first   year   after   purchase.
                     For  the  Income   Portfolio  the  CDSC  is  0.60%,   and
                     for    all    other     Portfolios     it    is    1.00%.
                     Redemptions   of   shares   of   the   Cash    Management
                     Portfolio   are   generally   not   subject  to  a  CDSC;
                     however,   a  CDSC  may  be  applicable  to   redemptions
                     of  shares  of  the  Cash  Management  Portfolio  if  the
                     redeemed    shares   were    exchanged    from    another
                     Portfolio   and  the   one-year   holding   period  in  a

                     Portfolio other than Cash Management Portfolio has not been completed. There is no CDSC applicable to redemptions of additional purchases of shares in any of the Portfolios by shareholders of record on April 30, 1995. Shareholders whose broker/dealers maintain a single omnibus account with Fund/Plan Services, Inc. (the "Transfer Agent") on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date^ will be subject to a CDSC on all purchases made after March 1, 1996.

    The CDSC is assessed on an amount equal to the lesser of the original purchase price or the redemption price of the shares redeemed. The amount paid upon redemption will be the net asset value per share next determined after the redemption request is received in proper form, less the amount of any applicable CDSC. Payment will be made no later than three days after receipt of a redemption request in good order. ^ (See "INVESCO Advisor Funds, Inc.
Shareholder  Services  Guide  - How  to  Redeem  Shares.")   RISK  FACTORS  AND
POLICIES:

      Certain of the Portfolios may engage in investment techniques that involve risks described more fully under "Additional Risk Factors and Policies
Relevant to the Portfolios." For instance, all of the Portfolios, except the Real Estate Portfolio, may invest in securities of foreign issuers, which may be subject to additional risk factors, including foreign currency and political risks, not applicable to securities of U.S. issuers. The International Value Portfolio will invest primarily in foreign securities. The MultiFlex Portfolio may invest in securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P") but rated at least Ba by Moody's or BB by S&P at the time of purchase. Such securities carry a high degree of credit risk and are considered speculative by the major rating agencies. Each Portfolio, except the Equity and Cash Management Portfolios, may write covered call options and cash secured put options. The MultiFlex Portfolio may enter into commodity futures contracts and options thereon; the MultiFlex and International Value Portfolios may enter into foreign currency futures contracts and options thereon; the MultiFlex Portfolio may enter into stock index futures contracts and options thereon; and the MultiFlex and International Value Portfolios may enter into swap agreements. Each of these techniques involves risk, as discussed more fully in the description of the techniques under "Additional Risk Factors and Policies Relevant to the Portfolios."

                           SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses:

                                        Class A Shares            Class C Shares

Maximum Front-End Sales Charge
Imposed on Purchase of Shares
(as a percentage of offering
price) (1)                                   ____                      ____

  Cash Management Portfolio                   NONE                      NONE
  Income Portfolio                            4.50%                     NONE
  Other Portfolios                            5.50%                     NONE

Contingent Deferred Sales                                    First year equal to
Charge (as a percentage of                                    "12b-1" column
original purchase price or                                     shown below in
redemption price, whichever is                               Class C; eliminated
lower)                                        NONE*               thereafter


Annual Operating Expenses (as a percentage of average net assets):

                                Class A Shares
                                --------------

                                                                           Total Operating
                             Advisory Fees  12b-1 Fees(1)  Other Expenses    Expenses(2)
     Portfolio

Equity Portfolio                 0.75%        ^ 0.35%          0.46%          ^ 1.56%

Income Portfolio (3)             0.40%          0.25%          0.46%            1.11%

Flex Portfolio                   0.75%        ^ 0.35%          0.46%          ^ 1.56%

MultiFlex Portfolio              1.00%        ^ 0.35%          0.46%          ^ 1.81%

Real Estate Portfolio            0.90%        ^ 0.35%          0.46%          ^ 1.81%

International Value Portfolio    1.00%        ^ 0.35%          0.46%          ^ 1.81%

Cash Management Portfolio        0.50%          NONE*          0.46%            0.96%


                                   Class C Shares
                                   --------------

                                                                           Total Operating
                             Advisory Fees  12b-1 Fees (1) Other Expenses    Expenses (2)
         Portfolio

Equity Portfolio                 0.75%          1.00%          0.46%            2.21%

Income Portfolio (3)             0.40%          0.60%          0.46%            1.46%

Flex Portfolio                   0.75%          1.00%          0.46%            2.21%

MultiFlex Portfolio              1.00%          1.00%          0.46%            2.46%

Real Estate Portfolio            0.90%          1.00%          0.46%            2.36%

International Value Portfolio    1.00%          1.00%          0.46%            2.46%

Cash Management Portfolio        0.50%          NONE*          0.46%            0.96%

      (1) Under rules of the National Association of Securities Dealers, Inc. ("NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because the 12b-1 fee is an annual fee charged against the assets of a Portfolio, long-term shareholders may indirectly pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD.

      (2) ISI has voluntarily agreed to limit the Total Operating Expenses of the Portfolios to assure that Portfolio expenses do not exceed the maximum amounts as designated herein (see "Management of the Fund"), subject to exceptions for brokerage commissions, interest, taxes, litigation, directors' fees and expenses, and other extraordinary expenses. The expense ceilings include reductions at larger asset sizes to reflect anticipated economies of scale as the Portfolios grow in size. (See "Management of the Fund.")

      (3) ISI has voluntarily agreed to limit certain of its fees with respect to Income Portfolio for the three-year period beginning October 1, 1995. If these limitations were not in effect, the Portfolio's advisory fees, 12b-1 fees, other expenses and total operating expenses would be 0.65%, 0.25%, 0.46%, and 1.11% for Class A shares, and 0.65%, 0.60%, 0.46% and 1.71% for Class C shares, respectively, calculated on the basis of average daily net assets of the respective class. During 1995, the Portfolio incurred one-time reorganization expenses of 0.10%. (See "Management of the Fund.")


     *A deferred sales charge of 1.00% is assessed on redemptions of Class A shares within ^ 18 months of purchase that were purchased without an initial sales charge as part of an investment of $1 million or more. (See "INVESCO Advisor Funds, Inc. Shareholder Services Guide - How to Buy Shares, Buying Class A Shares".)

     **A CDSC may be assessed against redemptions of Cash Management Portfolio shares that were purchased by exchange of shares from another Portfolio held less than one year. (See "INVESCO Advisor Funds, Inc. Shareholder Services Guide
- How to Exchange Shares.")

      Example of Portfolio Expenses:

      A shareholder would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time period:


                             1  Year      3  Years      5  Years       10 Years

Equity Portfolio

     Class A                   $72         ^ $104        ^ $138        ^ $232
     Class C                   $32           $ 69          $118          $254

Income Portfolio

     Class A                   $58           $ 81          $106          $176
     Class C                   $21           $ 46          $ 80          $175

Flex Portfolio

     Class A                   $72         ^ $104        ^ $138        ^ $232
     Class C                   $32           $ 69          $118          $254

MultiFlex Portfolio

     Class A                 ^ $75         ^ $111        ^ $150        ^ $258
     Class C                   $35           $ 77          $131          $280

Real Estate Portfolio

     Class A                 ^ $75         ^ $111        ^ $150        ^ $258
     Class C                   $34           $ 74          $126          $270

International Value Portfolio

     Class A                   $74         ^ $111        ^ $150        ^ $258
     Class C                   $35           $ 77          $131          $280

Cash Management Portfolio

     Classes A and C           $10           $ 31          $ 53         $118

     A shareholder would pay the following expenses on the same investment, assuming no redemption:

                             1  Year      3  Years      5  Years      10 Years

Equity Portfolio

     Class A                   $72           $101          $133          $222
     Class C                   $22           $ 69          $118          $254

Income Portfolio

     Class A                   $58           $ 81          $106          $176
     Class C                   $15           $ 46          $ 80          $175

Flex Portfolio

     Class A                   $72           $101          $133          $222
     Class C                   $22           $ 69          $118          $254

MultiFlex Portfolio

     Class A                   $74           $108          $145          $248
     Class C                   $25           $ 77          $131          $280

Real Estate Portfolio

     Class A                   $73           $105          $140          $238
     Class C                   $24           $ 74          $126          $270

International Value Portfolio

     Class A                   $74           $108          $145          $248
     Class C                   $25           $ 77          $131          $280

Cash Management Portfolio

     Classes A and C           $10           $ 31          $ 53         $118


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the applicable Portfolios will bear directly or indirectly. Those investment advisory fees which equal or exceed 0.75% of average net assets are higher than those generally charged by investment advisers to similar funds for advisory services. However, the Adviser also provides certain supervisory and administrative services to the Portfolios pursuant to the Investment Advisory Agreement. For a more detailed description of such costs and expenses, see "Management of the Fund" and "Plan of Distribution." THE EXAMPLES SET FORTH ABOVE ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLES. The assumed 5% return is hypothetical and should not be considered a representation of past or future annual returns.

                             FINANCIAL HIGHLIGHTS

         The following financial information for the years ended December 31, 1995, 1994, 1993, 1992, 1991 and 1990, has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Fund's 1995 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

Equity Portfolio
(For a Share Outstanding Throughout Each Period)

                                                                            Year Ended December 31

                                          1995     1994     1993     1992     1991     1990     1989     1988     1987     1986

Net asset value -
beginning of period                      $55.83   $59.61   $63.27   $63.38   $54.70   $62.01   $56.89   $54.16   $56.05   $53.75

INVESTMENT OPERATIONS

Net nvestment income                       0.41     0.36     0.41     0.60     0.66     1.04     1.20     1.21     1.04     0.85

Net gains or losses on
 securities (both
 realized and unrealized)                 16.44     1.26     5.40     2.44    17.63    (3.40)   11.12     6.23     2.91     3.21

Total from investment
 operations                               16.85     1.62     5.81     3.04    18.29    (2.36)   12.32     7.44     3.95     4.06

DISTRIBUTIONS

Dividends (from net investment
  income)                                (0.41)   (0.36)   (0.41)   (0.57)   (0.69)   (1.21)   (1.26)   (1.24)   (1.24)   (0.78)

Distributions (from
  capital gains)                         (1.86)   (5.04)   (9.06)   (2.58)   (8.92)   (3.74)   (5.94)   (3.47)   (4.60)   (0.98)

Total Distributions                      (2.27)   (5.40)   (9.47)   (3.15)   (9.61)   (4.95)   (7.20)   (4.71)   (5.84)   (1.76)

Net Asset value -
  end of period                          $70.41   $55.83   $59.61   $63.27   $63.38   $54.70   $62.01   $56.89   $54.16   $56.05

TOTAL RETURN                             30.28%    2.69%    9.16%    4.84%   33.59%   (3.75%)  21.81%   14.02%    7.20%    7.76%

RATIOS/SUPPLEMENTAL DATA

Net assets - end of period
  (000 Omitted)                        $113,573  $77,929  $86,659  $91,146  $81,732  $69,279  $87,968  $92,983  $119,312  $92,380

Ratio of expenses to average
  net asset*                              2.28%    2.25%    2.25%    2.18%    2.22%    2.25%    2.24%    2.21%     2.01%    2.31%




Ratio of net investment
  income to average net
  assets*                                 0.64%    0.61%    0.62%    0.90%    1.04%    1.71%    1.84%    1.81%     1.79%    1.45%

Portfolio turnover rate                     17%      21%      47%      41%      47%      12%      21%      10%       20%      31%

Average commission rate paid                ---      ---      ---      ---      ---      ---      ---      ---       ---      ---


*INVESCO Capital Management, Inc. voluntarily absorbed certain expenses of the Portfolio aggregating $3,227 and $23,818 for 1993 and 1990, respectively. If such expenses had not been absorbed, the ratio of expenses to average net assets for 1993 and 1990 would have been 2.25% and 2.28%, respectively and the ratio of net investment income to average net assets for 1993 and 1990 would have been 0.62% and 1.68%, respectively.

# Not annualized.

                                     Flex Portfolio
(For a Share Outstanding Throughout Each Period) (Continued)

                                                                Year Ended December 31                           Period
                                                                                                                 Ended

                                           1995      1994      1993      1992      1991      1990      1989      1988*
Net asset value -
beginning of period                       $50.50    $54.16    $51.04    $49.35    $42.26    $45.32    $40.40    $40.00

INVESTMENT OPERATIONS

Net Investment income                       1.29      1.26      1.10      1.39      1.47      1.64      1.70      0.88

Net gains or losses on securities
  (both realized and unrealized)           12.38     (0.91)     4.22      2.37      8.90     (2.42)     5.18      0.40

Total from investment operations           13.67      0.35      5.32      3.76     10.37     (0.78)     6.88      1.28

DISTRIBUTIONS

Dividends (from net investment
   income)                                (1.29)    (1.25)    (1.09)    (1.35)    (1.49)    (1.75)    (1.65)    (0.88)

Distributions (from
  capital gains)                          (0.24)    (2.76)    (1.11)    (0.72)    (1.79)    (0.53)    (0.31)      --

Total Distributions                       (1.53)    (4.01)    (2.20)    (2.07)    (3.28)    (2.28)    (1.96)    (0.88)

Net Asset value - end of
  period                                  $62.64    $50.50    $54.16    $51.04    $49.35    $42.26    $45.32    $40.40

TOTAL RETURN                              27.30%     0.64%    10.48%     7.72%    24.80%    (1.68%)   17.26%    4.45%#

RATIOS/SUPPLEMENTAL DATA

Net assets - end of period

  (000 Omitted)                         $399,162  $243,848  $274,349  $165,727  $104,204   $96,772  $101,260   $54,941

Ratio of expenses to average
  net asset**                              2.28%     2.25%     2.25%     2.17%     2.21%     2.25%     2.33%    2.31%+
Ratio of net investment income to
  average net assets**                     2.28%     2.32%     2.10%     2.81%     3.12%     3.77%     4.08%    4.06%+

Portfolio turnover rate                       5%       36%       27%       15%       24%       31%       20%        2%

Average commission rate paid                 ---       ---       ---       ---       ---       ---       ---      ---

     *From February 24, 1998 , commencement of operations, to December 31, 1988.

     #Not Annualized.

     **INVESCO Capital Management, Inc. voluntarily absorbed certain expenses of the Portfolio aggregating $18,993 for 1993. If such expenses had not been absorbed, the ratio of expenses to average net assets would have been 2.26%, and the ratio of net investment income to average net assets would have been 2.09%.

+Annualized.

                              MultiFlex Portfolio
         (For a Share Outstanding Throughout Each Period) (Continued)

                                                                        For the
                                                                         Period
                                                                    November 17
                                                                    to December
                                          Year Ended   December 31     31, 1993
                                                1995          1994        1993*

Net asset value -
  beginning of period                         $39.13        $40.16       $40.00

INVESTMENT OPERATIONS

New investment income                           0.64          0.62         0.02

Net gains or losses on securities
  (both realized and unrealized)                7.75        (1.03)         0.16

Total from investment operations                8.39        (0.41)         0.18

DISTRIBUTIONS

Dividends (from net investment
  income)                                     (0.64)        (0.62)       (0.02)

Distributions (from capital gains)            (0.17)          0.00         0.00

Total Distributions                           (0.81)        (0.62)       (0.02)

Net asset value - end of period               $46.71        $39.13       $40.16

TOTAL RETURN                                  21.58%       (1.02%)     (0.46%)#

RATIOS/SUPPLEMENTAL DATA

Net assets - end of period
   (000 Omitted)                            $174,592      $120,220      $12,241

Ratio of expenses to average
  net assets                                   2.50%         2.49%       2.50%+

Ratio of net investment income
  to average net assets                        1.53%         2.01%       1.09%+

Portfolio turnover rate                          50%           81%        0.53%

Average commission rate paid                     ---           ---          ---

  *Commencement of Operations.

     #Not Annualized.

     +Annualized.

                             Real Estate Portfolio
          (For a Share Outstanding Throughout Each Period) (Continued)

                                                          For the period
                                                          May 1, 1995* to
                                                         December 31, 1995

Net asset value - beginning of
period                                                        $40.00

INVESTMENT OPERATIONS

Net investment income                                           0.64

Net gain on securities (both
  realized and unrealized)                                      3.00

Total from investment operations                                3.64

DISTRIBUTIONS

Dividends (from net investment
  income)                                                     (0.62)

Total Distributions                                           (0.62)

Net asset value - end of period                               $43.02

TOTAL RETURN                                                  9.12%#

Ratios/Supplemental Data

Net assets - end of period
  (000's ) omitted                                            $5,565

Ratio of expenses to average net
  assets                                                      2.40%+

Ratio of net investment income
  to average net assets                                       4.68%+

Portfolio turnover rate                                           7%

Admission rate paid                                              ---



*Commencement of Operations.

#Not Annualized.

+Annualized.

                         International Value Portfolio
         (For a Share Outstanding Throughout Each Period) (Continued)

                                                          For the period
                                                         May 1, 1995* to
                                                       December 31, 1995

Net asset value^ - beginning of
  period                                                       $40.00

INVESTMENT OPERATIONS

Net investment income                                            0.00

Net gain on securities (both
  realized and unrealized)                                       4.51

Total from investment operations                                 4.51

DISTRIBUTIONS

Dividends (from net investment
  income)                                                        0.00

Total Distributions                                              0.00

Net asset value - end of period                                $44.51

TOTAL RETURN                                                  11.28%#

Ratios/Supplemental Data

Net assets - end of period
  (000's) omitted                                              $9,467

Ratio of expenses to average net
  assets                                                       2.50%+

Ratio of net investment income
  to average net assets                                        0.03%+

Portfolio turnover rate                                            2%

Average commission rate paid                                      ---


*Commencement of Operations.

#Not annualized.

+Annualized.

                                 Cash Management Portfolio
                   (For a Share Outstanding Throughout Each Period)

                                                                           Year Ended December 31

                                      1995      1994      1993      1992      1991      1990      1989      1988      1987      1986

Net asset value -
beginning of period                  $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

INVESTMENT OPERATIONS

Net Investment income                 0.05      0.03      0.02      0.03      0.05      0.07      0.08      0.07      0.06      0.05

DISTRIBUTIONS

Dividends
  (from net investment
  income)                           (0.05)    (0.03)    (0.02)    (0.03)    (0.05)    (0.07)    (0.08)    (0.07)    (0.06)    (0.05)

Net Asset value-
  end of period                      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

TOTAL RETURN                         5.04%     3.30%     2.20%     3.04%     5.08%     7.35%     8.63%     6.90%     5.67%     5.33%

RATIOS/SUPPLEMENTAL DATA

Net assets - end of
  period (000 Omitted)             $20,439   $15,212   $13,827   $20,431   $17,730   $20,701   $19,902   $32,309   $27,683   $14,203

Ratio of expenses to
  average net asset*                 1.00%     1.00%     0.95%     0.73%     1.00%     1.09%     1.00%     0.88%     1.25%     1.21%

Ratio of net investment
  income to average net
  assets*                            4.91%     3.23%     2.17%     2.94%     5.04%     7.11%     8.31%     6.90%     5.67%     5.33%

*INVESCO Capital Management, Inc. voluntarily absorbed certain expenses of the Portfolio aggregating $15,099, $38,925, $5,536, and $27,402 for 1993, 1992,
1990^ and 1989, respectively. If such expenses had not been absorbed, the ratio of expenses to average net assets would have been 1.03%, 0.92%, 1.12%, and 1.11% for the above periods, respectively, and the ratio of net investment income to average net assets would have been 2.09%, 2.75%, 4.92%, and 8.20%, respectively.

                                   THE FUND

     The Portfolios are separate series of the INVESCO Advisor Funds, Inc. (the "Fund"), an open-end, diversified management investment company, incorporated under the laws of the State of Maryland on September 19, 1989. Prior to January 16, 1996 the Fund was known as The EBI Funds, Inc.

     The address of each Portfolio is 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, and the telephone number of each Portfolio is (800) 554-1156. The address of the Distributor, INVESCO Services, Inc., is 1355 Peachtree Street, N.E., Atlanta, Georgia 30309 and its telephone number is (800) 972-9030.

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of each of the Portfolios (except the Cash Management Portfolio) is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. The investment objective of the Cash Management Portfolio is to achieve as high a level of current income, without regard to federal income tax considerations, as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of each Portfolio is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Portfolio. Investments of the Equity, Income, Flex, MultiFlex, Real Estate and International Value Portfolios will be managed without regard to whether their distributions to shareholders will be characterized as ordinary income or long-term capital gains (i.e., will not be managed so as to minimize or avoid taxable capital gain distributions), and therefore may be of particular interest to investors who are tax-exempt. The Cash Management Portfolio is designed for investment by corporations, partnerships, individuals and pension and profit sharing plans. A more detailed discussion of each Portfolio's investment objective and policies follows.

Equity Portfolio

     The investment objective of the Equity Portfolio is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. Substantially all of the Portfolio's assets will be invested in common stocks and, to a lesser extent, securities convertible into common stocks. Such securities will generally be issued by companies which are listed on a national securities exchange (e.g., the New York Stock Exchange), or traded in the over-the-counter market, and which usually pay regular dividends. At least 65% of the Equity Portfolio's investments will consist of equity securities. The Equity Portfolio has established minimum investment standards with respect to its investments in common stocks which are identical to those established by ICM, the Portfolio's sub-adviser, with respect to the management of large capitalization value portfolios for its private advisory clients. These standards include utilization of a proprietary database consisting of 800 of the largest companies in the United States, each of which is required to have 10 years of financial history in order to be included in the database. The database relates the current price of each stock to each company's historical record and ranks the 800 stocks based on the best relative value. The top 250 stocks are then subjected to fundamental investment analysis, based on which a purchase list of 100 stocks is created, from which investments are selected. When market, business or economic conditions warrant, in the judgment of the Adviser and ICM, that temporary defensive measures should be employed, all or part of the assets of the Portfolio may be invested temporarily in other securities, including high quality corporate preferred stocks, bonds, debentures or other evidences of indebtedness, and in obligations issued or guaranteed by the United States or any instrumentality thereof, or held in cash.

Income Portfolio

     The investment objective of the Income Portfolio is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. During normal market conditions at least 65% of the Income Portfolio's investments will consist of income-producing securities. The Income Portfolio hopes to achieve its goal of capital appreciation by selecting fixed income obligations which ICM, the Portfolio's sub-adviser, believes are of a higher quality than has been generally recognized by the marketplace. If ICM's analysis is correct in these cases, the value of these obligations should increase as the marketplace recognizes the higher quality of the obligations. ICM intends to identify investments which it believes to be underrated (and therefore higher yielding) in light of, among other things, historic and current financial condition of the issuer, current and anticipated cash flow and borrowing requirements, strength of management, responsiveness to business conditions, credit standing and historic and current results of operations. Investors should note that investments in fixed income obligations will generally be subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of fixed income obligations in which the Portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

     Securities in which the Income Portfolio invests consist primarily of U.S. Government obligations and carefully selected fixed income corporate obligations which ICM considers to be of investment grade quality. The Income Portfolio invests only in those corporate obligations which in ICM's opinion have the investment characteristics described by Moody's Investors Service, Inc. ("Moody's") in rating corporate obligations within its four highest ratings of Aaa, Aa, A and Baa and by Standard & Poor's ("S&P") in rating corporate obligations within its four highest ratings of AAA, AA, A and BBB. It is possible that the ability of the Portfolio to achieve its objective of high total return could be diminished by its restriction on the use of non-investment grade corporate obligations. For a description of these ratings, see Appendix A to the Statement of Additional Information. Investments in government obligations will include direct obligations of the U.S. Government, such as U.S. Treasury Bills, Notes and Bonds, obligations guaranteed by the U.S. Government, such as Government National Mortgage Association obligations, and obligations of

U.S. Government authorities, agencies and instrumentalities, such as Federal National Mortgage Association, Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank obligations.

     The Income Portfolio may invest up to 35% of its assets in mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations ("CMOs"), which carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest or, in the case of unrated securities, are considered by the sub-adviser to be investment grade quality. For a description of the risks associated with these securities, see "Additional Risk Factors and Policies Relevant to the Portfolios--Mortgage-Related Securities" below and "Mortgage-Related Securities" in the Statement of Additional Information.

     The Income Portfolio does not require that its investments in corporate obligations actually be rated by Moody's or S&P, and it may acquire such unrated obligations which in the opinion of ICM are of a quality at least equal to a rating of Baa by Moody's or BBB by S&P. With respect to investments in unrated obligations, the Portfolio will be more reliant on ICM's judgment and experience than would be the case if the Income Portfolio invested solely in rated obligations. Obligations rated Baa by Moody's or BBB by S&P may have speculative characteristics. A rating of Baa by Moody's indicates that the obligation is of "medium grade," neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. A rating of BBB by S&P indicates that the obligation is in the lowest "investment grade" security rating. Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than obligations in the top three "investment grade" categories. Both credit and market risks as described above are increased by investing in fixed income obligations rated Baa by Moody's and BBB by S&P. For a more detailed description of these ratings, see Appendix A to the Statement of Additional Information.

     ICM will attempt to limit fluctuations in the market value of the portfolio by adopting a more defensive posture during periods of economic difficulty. During such periods the Income Portfolio may acquire high quality short-term money market instruments rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by ICM, at such times, and in such amounts, as in the opinion of ICM seems appropriate. Short-term money market instruments will include, among others, Treasury Bills, bankers' acceptances, certificates of deposit, time deposits, and commercial paper. For a description of these instruments, see Appendix A to the Statement of Additional Information.

     The Income Portfolio may enter into contracts for the future delivery of fixed income securities commonly referred to as "interest rate futures contracts." These futures contracts will not be used for speculation but only as a hedge against anticipated interest rate changes. The Income Portfolio also may use options to purchase or sell covered interest rate futures contracts or debt securities and may write covered call options and cash secured puts. Covered call options and cash secured puts will not exceed 25% of total assets. For a discussion of these types of instruments, including the risks associated
therewith,   see  "Additional   Risk  Factors  and  Policies   Relevant  to  the
Portfolios."

     The Income Portfolio is subject to certain restrictions on its use of financial futures contracts and options. The Income Portfolio will invest only in futures contracts or options on underlying instruments in which the Portfolio may invest. The Income Portfolio will not enter into financial futures contracts or purchase options on financial futures contracts if, after such a transaction, the sum of initial margin deposits on the open financial futures contracts and of premiums paid on open options on financial futures contracts would exceed 5% of the Portfolio's total assets. Subject to the provisions of the Fund's fundamental investment policies, the Income Portfolio will not enter into financial futures contracts or write options (except to close out open positions) if, after such a transaction, the aggregate principal amount of all open financial futures contracts and all options under which the Portfolio is obligated would exceed 100% of the Portfolio's total assets. The Income Portfolio will not write call options until it owns U.S. Government securities or financial futures contracts which may be delivered to satisfy the options or has the right to obtain deliverable securities without further consideration (or has segregated cash in the amount of any such consideration). The Income Portfolio will not write put options unless it has segregated cash or cash equivalents in amounts sufficient to satisfy the options. The Income Portfolio will maintain such securities, rights, or segregated cash until the options are exercised, closed or expire. The Income Portfolio will not purchase put and call options on debt securities if, after such a transaction, the sum invested for premiums in such options exceeds 2% of the Portfolio's total assets.

Flex Portfolio

     The investment objective of the Flex Portfolio is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. The Flex Portfolio invests in a combination of equity securities and fixed and variable income securities. The equity securities acquired by the Flex Portfolio are subject to the same standards as those equity securities acquired by the Equity Portfolio. The income securities acquired by the Flex Portfolio are subject to the same investment standards applicable to income securities acquired by the Income Portfolio. It is possible that the ability of the Portfolio to achieve its objective of high total return could be diminished by its restriction on the use of non-investment grade corporate obligations in the income securities portion of its portfolio.

     Typically, a minimum of 20% of the total assets of the Flex Portfolio will be invested in equity securities and a minimum of 20% of total assets will be invested in fixed and variable income securities. The remaining 60% of its portfolio will vary in asset allocation according to ICM's assessment of business, economic, and market conditions. ICM's analytical processes associated with making allocation decisions are based upon a combination of historical financial results and current prices for stocks and the current yield to maturity available in the market for bonds. The premium return available from one category relative to the other determines the actual asset deployment. ICM's asset allocation processes are systematic and are based on current information rather than forecasted change. The Flex Portfolio seeks reasonably consistent returns over a variety of market cycles.

MultiFlex Portfolio

     The investment objective of the MultiFlex Portfolio is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. The Portfolio seeks to achieve  its  objective  by  investing  in a  combination  of equity  securities
(consisting of common stocks and, to a lesser degree, preferred stocks and securities convertible into common stock) and fixed-income securities, through allocation of its assets among the following five asset classes: stocks of large capitalization companies ("large cap stocks"), stocks of small capitalization companies ("small cap stocks"), fixed-income securities, real estate securities (primarily securities of real estate investment trusts ("REITs"), and international stocks (primarily American Depository Receipts ("ADRs"). Allocating assets among different types of securities allows the Portfolio to take advantage of performance opportunities in various sectors of the capital market, while simultaneously providing diversification to reduce the risks of each investment.

     The Portfolio may invest up to 40% of its assets in each asset class; however, the Portfolio will normally invest approximately 20% of its assets in each of the five asset classes, which represents the expected allocation when projected returns for the five classes are all normal relative to one another. If the anticipated return for a particular asset class is higher than normal relative to the others on an historical basis, it will be weighted more heavily than it would under "normal" conditions. Conversely, if the anticipated return for a particular asset class is lower than normal relative to the other classes on an historical basis, a smaller percentage of assets (i.e., less than 20%) would be invested in that class. Each asset class is briefly described below:

     Large Cap Stocks. The MultiFlex Portfolio may invest in equity securities of large companies, defined as companies with market capitalizations among the largest 800 publicly traded U.S. corporations at the time of initial purchase. These securities are traded principally on national securities exchanges in the United States, but also may be traded on regional stock exchanges or in the over-the-counter market. Such stocks are more likely to pay regular dividends than the stocks of smaller companies.

     Small Cap Stocks. The MultiFlex Portfolio may invest in small cap securities (i.e., those issued by companies having smaller market capitalizations than the largest 1,000 publicly traded U.S. corporations). These securities typically pay no or minimal dividends, possess higher rates of return on invested capital, and are subject to greater risk than securities of larger companies, such as large price fluctuations which could increase the potential for short-term gains and losses.

     Fixed Income Securities. The fixed income securities in which the MultiFlex Portfolio may invest consist of securities issued by the U.S. Government, its agencies and instrumentalities, corporate securities, mortgage- and asset-backed securities, zero coupon bonds, municipal obligations and foreign currency denominated securities. The MultiFlex Portfolio may invest up to 5% of its assets in corporate bonds rated below Baa by Moody's or BBB by S&P but rated at least Ba by Moody's or BB by S&P at the time of purchase. Investments in corporate bonds rated below "investment grade," i.e., rated below Baa by Moody's or BBB by S&P, are described as "speculative" by both Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity, and greater risk. For a further discussion of the special risks associated with investments in lower rated securities, see "Additional Risk Factors and Policies Relevant to the Portfolios
- High Yield/High Risk Securities." The average maturity of the MultiFlex Portfolio's investments in fixed income securities will vary depending upon economic and market conditions. During normal market conditions, the MultiFlex Portfolio's overall maturity will be in the 3.5 to 6.5 year range and is expected to average approximately 5 years over a market cycle. The sub-adviser will seek to adjust the portfolio of fixed income securities held by the Portfolio to maximize current income consistent with liquidity and the preservation of principal.


     Real Estate Securities. The MultiFlex Portfolio may invest in common stocks of real estate companies, real estate investment trusts ("REITs"), and other real estate related securities. REITs are trusts which sell shares to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both. Health care REITs invest primarily in hospitals, nursing homes, and similar facilities, and are usually nationwide in scope. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REIT.

     International Stocks. The MultiFlex Portfolio may invest in international securities directly or by means of sponsored or unsponsored ADRs. Up to 40% of total assets, measured at the time of purchase, may be invested directly in foreign securities; securities of Canadian issuers and securities purchased by means of sponsored ADRs are not subject to this 40% limitation. (See "Additional Risk Factors and Policies Relevant to the Portfolios - Foreign Securities.")

     IMR, the Portfolio's sub-adviser, regularly monitors the Portfolio's investment allocations, and may vary the amount invested in each class depending upon its assessment of business, economic and market conditions. The investment results of the Portfolio depend upon the sub-adviser's ability to determine correctly the relative attractiveness of various asset classes on a consistent basis. However, market valuations change not only in response to economic factors but to psychological and emotional factors as well. These factors are difficult to interpret and quantify. It is therefore possible that the Portfolio may have a minimum allocation in stocks during a significant advance in overall stock prices. Similarly, it is possible that the Portfolio may have a minimum allocation in bonds during a significant advance in overall bond prices.

     There may be temporary periods during which the allocation of assets to each asset class deviates from the specified percentage allocation because of inflows or outflows of cash from the Portfolio. This is most likely to occur when the sub-adviser has positioned the portfolio assets close to a minimum or maximum constraint for one or more asset classes and the Portfolio's cash position is altered as a result of purchases and/or redemptions of the Portfolio's shares. In such cases, IMR will deploy cash or reallocate portfolio assets in a timely fashion (not to exceed seven days) to bring portfolio composition within the specified asset allocation.

     In periods of uncertain economic and market conditions, as determined by the sub-adviser, the Portfolio may depart from its basic investment objective and assume a temporary defensive position, with a portion of its assets invested in cash or cash equivalents and, within the fixed income asset class, U.S. Government and agency securities and investment grade corporate bonds. Cash may be held for defensive purposes up to a maximum of 30% of the Portfolio's total assets. While the Portfolio is in a defensive position, the opportunity to achieve capital growth will be limited; however, the ability to maintain a defensive position enables the Portfolio to seek to minimize capital losses during market downturns. Under normal market conditions, the Portfolio does not intend to invest a significant portion of its assets in cash or cash equivalents.

     In managing the equity portion of the portfolio, IMR will apply a combination of quantitative strategies and traditional stock selection methods to a very broad universe of stocks in order to uncover the best possible values. Typically, stocks will be examined quantitatively for their exposure to certain factors which the sub-adviser has identified as helpful in selecting equities which can be expected to have superior future performance. These factors may include earnings-to-price and book value-to-price ratios, earnings estimate revision momentum, relative market strength compared to competitors, inventory/sales trend, and financial leverage. A stock's expected return is estimated based upon its exposure to these and other factors, and when combined with proprietary estimates of trading costs, a risk-controlled optimal portfolio is generated. Once an initial suggested portfolio has been generated through the computer optimization process, traditional fundamental analysis is utilized to provide a final review before stocks are selected for purchase by the Portfolio.

     The MultiFlex Portfolio may purchase and write covered options on securities (including index options and options on foreign securities), may purchase and sell covered interest rate futures contracts, and may invest in futures contracts for the purchase or sale of foreign currencies, fixed income securities, commodities and instruments based on securities indices

(collectively, "futures contracts"), options on futures contracts, forward commitments and swap agreements. (See "Additional Risk Factors and Policies Relevant to the Portfolios.") For a discussion of the tax considerations relating to swap agreements, see Appendix A to this Prospectus and the Statement of Additional Information under "Tax Information."

Real Estate Portfolio

     The investment objective of the Real Estate Portfolio is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. The Portfolio seeks to achieve its objective by investing primarily in publicly traded securities of companies related to the real estate industry. The Portfolio will not invest directly in private real estate assets.

     Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities of companies which are principally engaged in the real estate industry and are listed on U.S. securities exchanges or the
National Association of Securities Dealers Automated Quotation System ("NASDAQ"). Companies listed on NASDAQ are generally smaller-capitalization companies whose securities may be subject to large price fluctuations which could increase the potential for short-term gains or losses. A company is "principally engaged in the real estate industry" if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs which own properties, and listed mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REIT. (See "Additional Risk Factors and Policies Relevant to the Portfolios -- Real Estate Industry Securities.")

     The Portfolio may also invest up to 35% of its total assets in equity, debt, or convertible securities of companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Portfolio also may invest up to 35% of its total assets in securities of companies unrelated to the real estate industry which are believed by the sub-adviser to be undervalued and to have capital appreciation potential. Moreover, consistent with its objective of current income, the Portfolio may invest all or part of its assets in debt securities of companies related to the real estate industry. Debt securities purchased by the Portfolio will be limited to those rated at the time of the investment as investment grade by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. For a description of these ratings and a discussion of factors relevant to a determination that an unrated security is of comparable quality, see Appendix A to the Statement of Additional Information.

     IRA, the Portfolio's sub-adviser, utilizes both fundamental real estate analysis and quantitative securities analysis to select investments for the

Portfolio. The fundamental real estate characteristics of securities included in the qualifying universe are determined by analysis of a company's management and strategic focus and an evaluation of the location, physical attributes and cash flow generating capacity of a company's properties. Each component of the analysis is assigned a weight and each company is systematically ranked to determine which company's securities are to be emphasized in the selection of Portfolio investments.

     IRA's quantitative analysis applies a proprietary database and multi-factor regression model to rank individual securities in the qualifying universe from highest to lowest expected returns. Investment consideration is limited to those actively traded securities which are expected to outperform the NAREIT Equity Index over the subsequent three-month period. The NAREIT Equity Index is composed of common stocks of all tax-qualified equity REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

     After ranking each security fundamentally and quantitatively, a diversified portfolio is created through a statistical optimization process. This technique incorporates such factors as expected return, volatility, correlation to other stocks already held in the portfolio, and turnover costs.

     If, in the opinion of the sub-adviser, market conditions warrant a temporary defensive investment strategy, the Portfolio's assets may be invested in money market instruments and U.S. Government securities, or held in cash or equivalents. The Portfolio may purchase and write put and call options on securities and securities indices. (See "Additional Risk Factors and Policies Relevant to the Portfolios.")

     For taxable clients, a portion of the dividends paid by a REIT may be considered return on capital and would not currently be regarded as taxable income. Therefore, depending upon an individual's tax bracket, the dividend yield may have a higher tax effective yield.

International Value Portfolio

     The investment objective of the International Value Portfolio is to achieve a high total return on investment through capital appreciation and current income, without regard to U.S. or foreign tax considerations. The Portfolio seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio of foreign equity securities, consisting of common stocks, preferred stocks, warrants, and securities convertible into common stock. Equity securities may include foreign securities registered and traded in U.S. markets, foreign securities traded in foreign markets and American Depository Receipts issued as evidence of ownership of foreign securities. The sub-adviser intends to hold securities in its portfolio of companies domiciled in at least four countries. Moreover, consistent with its objective of current income, the Portfolio may invest up to 35% of its total assets in debt securities rated at the time of investment as investment grade or, if unrated, determined by the sub-adviser to be of comparable quality. For a description of these ratings and a discussion of factors relevant to a determination that an unrated security is of comparable quality, see Appendix A to the Statement of Additional Information.

     Although the Portfolio intends to invest principally in securities of companies in developed nations, including Europe and the Pacific Rim, it may also invest up to 20% of its total assets in equity securities of companies domiciled in emerging market countries. See "Additional Risk Factors and Policies Relevant to the Portfolios - Foreign Securities, Emerging Markets" below for a discussion of the risks associated with such investments.

     ICM has access to the data and research of the Global Asset Allocation Committee of its parent company, INVESCO PLC. This worldwide data and research from the parent company, together with the sub-adviser's proprietary database consisting primarily of large and medium capitalization non-U.S. companies, provide investment research and information which aid ICM in determining which stocks are selected for the Portfolio.

     Stocks within the sub-adviser's database are subjected to proprietary computer analytical systems designed to compare the price of each stock to various factors which include shareholders' equity per share, historic return on equity, and the company's ability to reinvest earnings for future growth or to pay earnings in the form of dividends. The results of this analysis are then used to assist ICM in determining the relative value of each stock. Each stock's final selection is based primarily upon ICM's opinion of the relative value of the stock and takes into account the company's historic and current operating results combined with an analysis of the likelihood of favorable operating results being extended into future years. The final selection of a stock for the Portfolio may also take into account the sub-adviser's opinion of the attractiveness of the stock to the Portfolio as a whole based on diversification and risk considerations.

     ICM does not make country or industry allocation decisions based on worldwide market or industry forecasts. Consequently, the industry and country weightings in the Portfolio tend to be a by- product of the stock selection process and Portfolio construction. Given the difficulty of profitably applying aggressive currency management over long periods of time, ICM tends to incorporate currency hedging strategies only at the extremes of relative valuation ranges.

     When, in the judgment of the sub-adviser, market, business or economic conditions warrant employing temporary defensive measures, the sub-adviser may invest all or part of the assets of the Portfolio temporarily in securities of U.S. issuers and may, for temporary defensive purposes, invest without limit in
(i) money market securities denominated in dollars or in the currency of any foreign country and issued by entities organized in the U.S. or any foreign country, such as short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies or instrumentalities, (ii) finance company and corporate commercial paper and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the sub-adviser, and (iii) repurchase agreements with banks and broker-dealers with respect to such securities.

     Although the Portfolio invests principally in common stocks, it may also enter into transactions in options on securities, securities indices and currencies, forward currency contracts, futures contracts and related options, and swap agreements. (See "Additional Risk Factors and Policies Relevant to the Portfolios.")

Cash Management Portfolio

     The Cash Management Portfolio's investment objective is to achieve as high a level of current income, without regard to federal income tax considerations, as is consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective through investment in a diversified portfolio of high-quality, short-term "money market" instruments. These instruments consist of obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances, commercial paper, repurchase agreements, and corporate obligations. For a description of these instruments, see Appendix A to the Statement of Additional Information. The Portfolio may also place a portion of its assets in interest-bearing accounts with qualifying banks provided the Portfolio is free to withdraw its assets at any time without suffering any interest reduction or other penalty. Because the Portfolio invests in high quality, short-term debt obligations, its ability to achieve a high level of current income is limited in comparison to mutual funds that invest in securities which present a greater credit risk.

     The  Portfolio  intends  to  operate  in  accordance  with  the  investment restrictions and requirements imposed by federal rules and regulatory interpretations applicable to money market funds, as they may be amended from time to time. These rules, generally, restrict the Portfolio's investments to high-quality short-term, liquid securities which are determined to present minimal credit risk, and set specific limits on the Portfolio's dollar-weighted average portfolio maturity.

        ADDITIONAL RISK FACTORS AND POLICIES RELEVANT TO THE PORTFOLIOS

     Repurchase Agreements. Each of the Portfolios, except the Equity Portfolio, may engage in repurchase agreements. A repurchase agreement, which may be considered a "loan" under the 1940 Act, is a transaction in which a fund purchases a security and simultaneously commits to sell the security to the seller at an agreed-upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Portfolio's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral, equal to or in excess of 100% of the repurchase agreement, will be held by the custodian for the particular Portfolio's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Portfolio will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Portfolio would suffer a loss. It is intended (but not required) that at no time will the market value of any of the Portfolio's securities subject to repurchase agreements exceed 50% (75% as to the Cash Management Portfolio) of the total assets of such Portfolio entering into such agreements. It is intended for these Portfolios to enter into repurchase agreements with commercial banks and securities dealers. The Board of Directors will monitor the creditworthiness of such entities.

     Foreign Securities. The MultiFlex and International Value Portfolios may invest directly in foreign equity securities and the Equity, Flex, MultiFlex and International Value Portfolios may invest in foreign securities represented by ADRs, as described below. The MultiFlex and International Value Portfolios may also invest in foreign currency-denominated fixed income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic  issuers.  Investments in foreign  securities  also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of cash or other assets of the Portfolio, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

     ADRs provide a method whereby the Equity, Flex, MultiFlex and International Value Portfolios may invest in securities issued by companies whose principal business activities are outside the United States. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets.

     ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. The Equity and Flex Portfolios intend to invest only in sponsored ADRs. The MultiFlex and International Value Portfolios may invest in both sponsored and unsponsored ADRs.

     Since certain Portfolios are authorized to invest in securities denominated or quoted in currencies other than the U.S. dollar, as well as ADRs with respect to such securities, changes in foreign currency exchange rates relative to the U.S. dollar will affect the value of such ADRs and securities in the Portfolios and the unrealized appreciation or depreciation of such investments. Changes in foreign currency exchange rates relative to the U.S. dollar will also affect a Portfolio's yield on assets denominated in currencies other than the U.S. dollar and ADRs.

     Emerging Markets. The International Value Portfolio may invest in securities of companies domiciled in emerging market countries. Investment in emerging market countries presents risks greater in degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the International Value Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio's investments.

     Options. Each Portfolio, except the Equity and Cash Management Portfolios, may purchase and write put and call options on securities, as described in this Prospectus and in the Statement of Additional Information. A Portfolio may write a call or put option only if the option is "covered" by the Portfolio holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Portfolio's obligation as writer of the option. The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position.

     The MultiFlex and International Value Portfolios may also buy or sell put and call options on foreign securities and foreign currencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. As described under "Investment Objectives and Policies," the Income, Flex, MultiFlex and International Value Portfolios may invest in interest rate futures contracts and options thereon ("futures options"); the MultiFlex Portfolio may enter into commodity futures contracts and options; the MultiFlex and International Value Portfolios may enter into foreign currency futures contracts and options; and the MultiFlex Portfolio may enter into stock index futures contracts and options thereon. Such contracts may not be entered into for speculative purposes. When a Portfolio purchases a futures contract, an amount of cash, U.S. Government securities, or money market instruments equal to the fair market value less initial and variation margin of the futures contract will be deposited in a segregated account to collateralize the position and thereby ensure that such futures contract is "covered."

     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. With respect to transactions for hedging, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed.

     The Portfolios will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Portfolio will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter into such non-hedging positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Portfolio's total assets.

     Forward Foreign Currency Exchange Contracts. The MultiFlex and International Value Portfolios may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such contracts may not be entered into for speculative purposes. A Portfolio will not enter into forward contracts if, as a result, more than 10% of the value of its total assets would be committed to the consummation of such contracts, and will segregate assets or "cover" its positions consistent with requirements under the 1940 Act to avoid any potential leveraging of the Portfolio.

     Swap Agreements. The MultiFlex and International Value Portfolios may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Portfolio. A Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's total assets.

     Mortgage-Related Securities. As described under "Investment Objectives and Policies," the Income Portfolio may invest in mortgage pass-through securities and CMOs, and the MultiFlex Portfolio may invest in mortgage-related securities, including CMOs and mortgage-backed bonds, and asset-backed securities.

     Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

     Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). For more information on GNMA certificates and FNMA and FHLMC mortgage-backed obligations, see "Mortgage-Related Securities" in the Statement of Additional Information.

     CMOs are securities which are typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FNMA, or FHLMC. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semiannually. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes will receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Portfolios, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Portfolio's diversification tests.

     Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

     Asset-backed securities are securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities are subject to many of the same risks as are mortgage-backed securities, including prepayment risks and risks of foreclosure. They may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. For further information on these securities, see the Statement of Additional Information.

     Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Portfolio invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the risk that a Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

     For further information, see the Statement of Additional Information.

     Zero Coupon Obligations. The MultiFlex Portfolio may invest in zero coupon obligations, which are fixed-income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy distribution obligations, in which case the Portfolio will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields that those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

     Real Estate Industry Securities. Because each of the MultiFlex and Real Estate Portfolios invests in securities of companies engaged in the real estate industry, it could conceivably own real estate directly as a result of a default on debt securities it owns. The Portfolio, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

     In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs.

     High Yield/High Risk Securities. The MultiFlex Portfolio may invest up to 5% of assets in securities rated lower than Baa by Moody's or BBB by S&P, but rated at least Ba by Moody's or BB by S&P or, if unrated, determined by the Portfolio's sub-adviser to be of comparable quality. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield," "high risk," or "junk" bonds. In addition, securities rated Baa are considered by Moody's to have some speculative characteristics.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, a Portfolio may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon securities or payment-in-kind securities (which pay interest in the form of additional securities), the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Moreover, a Portfolio records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A Portfolio will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

     The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The sub-adviser does not rely solely on credit ratings when selecting securities for the Portfolios, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by the Portfolio, the Portfolio may retain the security if the sub-adviser deems it in the best interest of the shareholders.

     Delayed Delivery Transactions ("Forward Commitments"). The MultiFlex, Real Estate and International Value Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Portfolio will set aside, and maintain until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has deposited in a segregated account. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

     Portfolio Securities Loans. Each of the Portfolios, except the Cash Management Portfolio, may lend limited amounts of portfolio securities (not to exceed 10% of total assets ^) to broker-dealers or other institutional investors. (See the Statement of Additional Information.)

     Portfolio Turnover. Generally, the rate of portfolio turnover will not be a limiting factor when the Portfolios deem changes appropriate; however, it is anticipated that no Portfolio's annual portfolio turnover rate generally will exceed 100%. In any particular year, however, market conditions could result in portfolio activity at a greater rate than anticipated. Portfolio turnover rate, along with the Fund's brokerage allocation policies, are discussed in the Statement of Additional Information.

     General.  No  assurance  is or can  be  given  that  any   Portfolio  will
accomplish its investment objectives, as there is some degree of uncertainty in every investment.

                            INVESTMENT RESTRICTIONS

     The Directors of the Fund, on behalf of the Portfolios, have adopted certain investment restrictions which are fundamental policies and may not be changed as to any Portfolio without the approval of the holders of a majority of such Portfolio's outstanding voting securities (which in this Prospectus means, as to each Portfolio, the vote of the lesser of (I) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities). The Statement of Additional Information contains, under the heading "Investment Restrictions," specific enumerated investment restrictions which govern the investments of each Portfolio. The Fund's investment restrictions include, among others, limitations with respect to the percentage of the value of any Portfolio's total assets that may be invested in any one company or any one industry.

     All of the Portfolios are "diversified" for purposes of the 1940 Act. It is a fundamental restriction applicable to the MultiFlex, Real Estate and International Value Portfolios that, with respect to 75% of each Portfolio's assets, the Portfolio will not purchase a security (other than a security issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the assets of the Portfolio would be invested in the securities of the issuer. With respect to the Equity, Income, Flex and Cash Management Portfolios, these diversification requirements are applied to 100% of the Portfolio's total assets.

     Except for the Portfolios' investment objectives and those investment policies of a Portfolio specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information^ are not fundamental and, therefore, may be changed by the Board of Directors without shareholder approval. Such changes may result in a Portfolio having investment objectives different from the investment objectives which the shareholder considered appropriate at the time of investment in the Portfolio. For a description of each Portfolio's fundamental and non-fundamental investment policies, see "Investment Restrictions" in the Statement of Additional Information.

                            MANAGEMENT OF THE FUND

     The investment adviser to each of the Portfolios is INVESCO Services, Inc. ("ISI" or the "Adviser"), a Georgia corporation having its principal office at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. ISI has been engaged in the investment advisory business since 1983, and is a wholly owned subsidiary of INVESCO Capital Management, Inc., whose business is described below.

     The  sub-adviser  to  the  Equity,   Income,   Flex,  Cash  Management  and
International Value Portfolios is INVESCO Capital Management, Inc. ("ICM"), a Delaware corporation having its principal office at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. ICM also has an advisory office in Coral Gables, Florida, and a marketing office in San Francisco, California and has been engaged in the investment advisory business since 1979. ICM currently manages in excess of $39 billion of assets for its customers, and it believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). ICM currently sponsors one investment company, INVESCO Treasurer's Series Trust, which currently offers two portfolios. In addition, ICM furnishes investment advice to the following other investment companies: The Large Cap Value Fund of the Prudential Target Portfolio Trust, the Chaconia Growth & Income Fund, certain portfolios of the INVESCO Variable Investment Funds, Inc., and certain portfolios of INVESCO Value Trust. Portfolios are supervised by investment managers who utilize ICM's facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

     The sub-adviser to the MultiFlex Portfolio is INVESCO Management & Research, Inc. ("IMR"), a Massachusetts corporation having its principal office at 101 Federal Street, Boston, Massachusetts 02110. IMR has been engaged in the investment advisory business since 1969. IMR currently manages $2.4 billion of assets for its customers, predominately in pension and endowment accounts. IMR currently sponsors one investment company, The Commonwealth Investment Trust, which consists of one portfolio.

     The sub-adviser to the Real Estate Portfolio is INVESCO Realty Advisors, Inc. ("IRA"), a Texas corporation having its principal office at One Lincoln Centre, Suite 1200, 5400 LBJ Freeway/LB-2, Dallas, Texas 75240. IRA has been a registered investment adviser and qualified professional asset manager since 1983. IRA currently manages $2.7 billion of assets for its customers. As of December 31, 1995, IRA's portfolio contained 105 properties totalling over 30.6 million square feet of commercial real estate and 13,651 apartment units. IRA does not currently advise any other investment companies.

     ISI and ICM provide general investment advice and portfolio management to the Equity, Income, Flex, Cash Management and International Value Portfolios. ISI and IMR provide general investment advice and portfolio management to the MultiFlex Portfolio. ISI and IRA provide general investment advice and portfolio management to the Real Estate Portfolio. The controlling person of ISI, ICM, IRA and IMR is INVESCO PLC, an English public limited company which is a holding company of global investment managers.

     Under the respective Investment Advisory and Sub-Advisory Agreements (the "Advisory Agreements") with the Fund, the Adviser, subject to the supervision of the Directors, and the sub-advisers, subject to the supervision of the Adviser and the Directors (see the Statement of Additional Information under "Officers and Directors"), and in conformance with each Portfolio's stated policies, manage the Portfolios' investment operations. In this regard, it will be the responsibility of the respective sub-adviser (subject to the supervision of the Adviser) not only to make investment decisions for the Portfolios, but also to place purchase and sale orders for the portfolio transactions of the Portfolios. The Adviser and sub-advisers may follow a policy of considering sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. (See the Statement of Additional Information under "Brokerage and Portfolio Transactions.") In fulfilling its responsibilities, the Adviser may engage the services of other investment managers with respect to one or more of the Portfolios, subject to approval of the Board of Directors.

     Information  about  the  individual   portfolio  managers  responsible  for
management of the Fund, including their business experience for the past five years, is provided below.

Equity Portfolio
----------------

Michael C. Harhai,              Portfolio  Manager,   ICM  (March     1993    to
C.F.A.                          present);    Senior   Vice    President      and
Portfolio Manager               Manager,   Sovran  Capital   Management    Corp.
                                (Jan.  1992 to March    1993);    Senior    Vice
                                President  and Portfolio  Manager,    C&S/Sovran
                                Capital   Management   (July  1991    to    Jan.
                                1992);  Senior Vice  President   and   Portfolio
                                Manager,   Citizens  &   Southern     Investment
                                Advisors,  Inc.  (Jan.  1984  to   July   1991).
                                Chartered    Financial    Analyst.      Trustee,
                                Atlanta  Society  of  Financial  Analysts.   Mr.
                                Harhai  has  managed  the    Equity    Portfolio
                                since July 1993.

R. Terrence Irrgang,            Portfolio  Manager,  ICM    (April    1992    to
C.F.A.                          present);    Consultant,    Towers,      Perrin,
Assistant Portfolio             Forster &  Crosby (Oct.  1988  to  April   992).
Manager                         Chartered    Financial    Analyst.       Atlanta
                                Society of  Financial  Analysts.   Mr.   Irrgang
                                has   assisted   in   managing     the    Equity
                                Portfolio since July 1993.


Income Portfolio
----------------

James O. Baker                  Portfolio  Manager,   ICM   (Oct.     1992    to
Portfolio Manager               present);     Portfolio    Manager,       Willis
                                Investment   Counsel  (Dec.   1990    to    Oct.
                                1992);  Broker,  Morgan  Keegan  (Dec.  1989  to
                                Dec.  1990);   Broker,  Drexel  Burnham  Lambert
                                (April 1985  to  Dec.  1990).  Mr.   Baker   has
                                managed   the   Income  Portfolio   since   July
                                1993.

Ralph H. Jenkins,               Vice  President,  ICM  (Dec.  1991 to  present);
Jr., C.F.A.                     Portfolio   Manager,   ICM  (Jan.     1988    to
Assistant Portfolio             present).     Chartered    Financial    Analyst.
Manager                         Chartered    Investment    Counselor.    Atlanta
                                Society  of  Financial   Analysts.  Mr.  Jenkins
                                has   assisted   in   managing     the    Income
                                Portfolio since 1989.


Flex Portfolio
--------------

Edward C. Mitchell,             President  and  Director,  ICM  (Jan.  1992   to
Jr., C.F.A.                     present);  Vice President and   Director,    ICM
Portfolio Manager               (Jan.   1979    to  Dec.    1991).     Chartered
                                Financial   Analyst.   Chartered      Investment
                                Counselor.  Past  President,  Atlanta    Society
                                of  Financial  Analysts.   Mr.   Mitchell    has
                                managed   the   Flex   Portfolio    since    its
                                commencement   of   operations    in    February
                                1988.


David S. Griffin,               Portfolio   Manager,   ICM  (March    1991    to
C.F.A.                          present);  Mutual  Fund  Sales,  ISI (Feb.  1986
Assistant Portfolio             to    March    1991).    Chartered     Financial
Manager                         Analyst.    Atlanta   Society   of     Financial
                                Analysts.   Mr.   Griffin  has    assisted    in
                                managing  the  Flex  Portfolio     since    July
                                1993.

MultiFlex Portfolio
-------------------

Robert S. Slotpole        Vice    President   and   Portfolio    Manager,    IMR
                          (June   1993   to   present);    Portfolio    Manager,
                          Hamilton    Partners    (February    1992    to   June
                          1993);      Vice      President      and     Portfolio
                          Manager,    The   First   Boston    Corporation   (May
                          1985   to   February    1992).    Mr.    Slotpole   is
                          responsible    for    the    asset     allocation    ^
                          decisions        regarding       the       Portfolio's
                          investments   in   its   five   asset   classes.   Mr.
                          Slotpole   is   assisted   by  a  team  of   analysts,
                          each   of   whom    specializes    in   one   of   the
                          asset    classes   in   which   the    Portfolio   may
                          invest.    Each    analyst    is   also    responsible
                          for   the    security    selection    in   his   asset
                          class    within   the   overall    asset    allocation
                          parameters        and        security        selection
                          methodologies      established     by     IMR.     Mr.
                          Slotpole      has      managed      the      MultiFlex
                          Portfolio since July 1, 1994.

Real Estate Portfolio
---------------------

   IRA employs a team of portfolio managers who are collectively responsible for the investment decisions relating to the Real Estate Portfolio.

International Value Portfolio
-----------------------------

W. Lindsay Davidson       Portfolio     Manager,     ICM    (April    1993    to
                          present);    Portfolio    Manager,    INVESCO    Asset
                          Management     Limited     (May    1984    to    March
                          1993).     Mr.     Davidson     has     managed    the
                          International     Value     Portfolio     since    its
                          commencement of operations in May 1995.

Cash Management Portfolio
-------------------------

George S. Robinson, Jr.   Vice   President,   ICM   (Dec.   1991  to   present);
                          Portfolio     Manager,     ICM    (Jan.     1987    to
                          present);      Registered     Representative,      ISI
                          (Jan.   1987   to   present);    President,    INVESCO
                          Treasurer's     Series    Trust    (Jan.    1987    to
                          present).      Insurance      and     Money     Market
                          Specialist.     Atlanta     Society    of    Financial
                          Analysts.     Mr.    Robinson    has    managed    the
                          Cash Management Portfolio since 1988.

     For the services to be rendered and the expenses to be assumed by the Adviser under the Investment Advisory Agreement, each of the Portfolios pays to the Adviser an advisory fee which is computed daily and paid as of the last day of each month on the basis of each Portfolio's daily net asset value, using for each daily calculation the most recently determined net asset value of the Portfolio. (See "Computation of Net Asset Value.")

     On an annual basis, the advisory fee is equal to 0.75% of the average net asset value of each of the Equity and Flex Portfolios; 0.90% of the average net asset value of the Real Estate Portfolio; 1.00% of the average net asset value of each of the MultiFlex and International Value Portfolios; 0.50% of the average net asset value of the Cash Management Portfolio, and 0.65% of the average net asset value of the Income Portfolio (the Adviser has agreed to reimburse the Income Portfolio for a three-year period beginning October 1, 1995, so that the advisory fee shall not exceed 0.40% of average daily net assets). Those fees which are equal to or higher than 0.75% of average net assets are higher than those generally charged by investment advisers to similar funds for advisory services. However, the Adviser also provides certain supervisory and administrative services to the Fund pursuant to the Investment Advisory Agreement.

     For services rendered to the Equity, Income, Flex, Cash Management and International Value Portfolios by ICM under those Portfolios' Sub-Advisory Agreements, ISI pays to ICM a sub-advisory fee which is computed daily and paid as of the last day of each month on the basis of each Portfolio's daily net asset value using for each daily calculation the most recently determined net asset value of the Portfolio. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.20% of the average net asset value of the Portfolio for each of the Equity and Flex Portfolios, 0.10% of the average net asset value of the Portfolio for each of the Income and Cash Management Portfolios, and, for the International Value Portfolio, 0.35% of average net assets on the first $50 million of assets, 0.30% of average net assets on the next $50 million of assets, and 0.25% of average net assets on assets in excess of $100 million.

     For services rendered to the MultiFlex Portfolio by IMR under that Portfolio's Sub-Advisory Agreement, ISI pays to IMR a sub-advisory fee which is computed daily and paid as of the last day of each month on the basis of the Portfolio's daily net asset value using for each daily calculation the most recently determined net asset value of the Portfolio. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to the following: 0.35% of average net assets on the first $500 million of assets and 0.25% of average net assets on assets in excess of $500 million.

     For services rendered to the Real Estate Portfolio by IRA under that Portfolio's Sub-Advisory Agreement, ISI pays to IRA a sub- advisory fee which is computed daily and paid as of the last day of each month on the basis of the Portfolio's daily net asset value using for each daily calculation the most recently determined net asset value of the Portfolio (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.35% of average net assets on the first $100 million of assets and 0.25% of average net assets on assets in excess of $100 million.

     As manager to the Fund, ISI also provides operating services pursuant to an Operating Services Agreement with the Fund. Under the Operating Services Agreement, each Portfolio pays to the Manager an annual fee of 0.45% of daily net assets of the Portfolio for providing or arranging to provide accounting, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub-accounting and recordkeeping services and functions. The agreement provides that the Manager pays all fees and expenses associated with these and other functions, including, but not limited to, registration fees, shareholder meeting fees, and proxy statement and shareholder report expenses.

     The combined effect of the Advisory Agreements, Operating Services Agreement, and Plan of Distribution of the Fund (see "Plan of Distribution" below) is to place a cap or ceiling on the total expenses of each Portfolio, other than brokerage commissions, interest, taxes, litigation, directors' fees and expenses, and other extraordinary expenses. ISI has voluntarily agreed to adhere to maximum expense ratios for the Portfolios. To the extent that expenses exceed the amounts listed below, ISI will waive its fees or reimburse the Portfolio to assure that expenses do not exceed the designated maximum amounts as qualified above. The expense ceilings include reductions at larger asset sizes to reflect anticipated economies of scale as the Portfolios grow in size.

     If, in any calendar quarter, the average net assets of each of the Equity or Flex Portfolios are less than $500 million, each Portfolio's expenses shall not exceed 2.20%; on the next $500 million of net assets, expenses shall not exceed 2.15%; on the next $1 billion of net assets, expenses shall not exceed 2.10%; and on all assets over $2 billion, expenses shall not exceed 2.05%. If, in any calendar quarter, the average net assets of the MultiFlex or

International Value Portfolios are less than $100 million, expenses shall not exceed 2.45%; on the next $400 million of net assets, expenses shall not exceed 2.40%; on the next $500 million, expenses shall not exceed 2.35%; on the next $1 billion of net assets, expenses shall not exceed 2.30%; and on all assets over $2 billion, expenses shall not exceed 2.25%. If, in any calendar quarter, the average net assets of the Real Estate Portfolio are less than $500 million, expenses shall not exceed 2.35%; on the next $500 million, expenses shall not exceed 2.30%; and on all assets over $1 billion, expenses shall not exceed 2.25%. In any calendar year, the expenses of the Income Portfolio may not exceed 1.70%, and the expenses of the Cash Management Portfolio may not exceed 0.95% of average net assets. The Adviser has agreed to reimburse the Income Portfolio for a three-year period beginning October 1, 1995, so that the expenses shall not exceed 1.45% of average net assets per annum.

     The Adviser and Sub-Adviser permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Adviser's and Sub-Adviser's personnel to conduct their personal investment activities in a manner that the Adviser and Sub-Adviser believe is not detrimental to the Portfolios or the Adviser's and Sub-Adviser's other advisory clients. See the Statement of Additional Information for more detailed information.

                                THE DISTRIBUTOR

     ISI, the Fund's distributor (the "Distributor"), a Georgia corporation, is the principal underwriter of the Fund under a separate Distribution Agreement (the "Distribution Agreement"). All of the Distributor's outstanding shares of voting stock are owned by ICM. The Distributor is also the principal underwriter for other investment companies. The Distributor acts as agent upon the receipt of orders from investors. The Distributor's principal office is located at 1355 Peachtree Street, N.E., Atlanta, Georgia 30309 and the telephone number is (800) 972-9030.

     The Distributor will be reimbursed for distribution-related expenses by the Equity, Income, Flex, MultiFlex, Real Estate and International Value Portfolios pursuant to the plans of distribution promulgated pursuant to Rule 12b-1 under the 1940 Act, as described under "Plans of Distribution" herein and in the Statement of Additional Information under "Distribution of Shares." The Cash Management Portfolio does not have a plan of distribution under Rule 12b-1.

                             PLANS OF DISTRIBUTION

     Rule 12b-1 under the 1940 Act ("Rule 12b-1") permits investment companies to use their assets to bear expenses of distributing their shares if they comply with various conditions. Pursuant to Rule 12b-1, the Equity, Income, Flex, MultiFlex, Real Estate and International Value Portfolios have adopted plans of distribution for each Class. The Cash Management Portfolio^ has not adopted a plan of distribution for either class.




Class A Distribution Plan. The Class A Plan provides that each Portfolio (except the Cash Management ^ and Income Portfolio) may make payments to ISI which may not exceed a maximum annual rate of ^ 0.35% of the average daily net assets of the Portfolios attributable to Class A shares, to cover certain distribution and maintenance expenses. The Income Portfolio payments under the

Class A Plan may not exceed a maximum annual rate of 0.25% of that Fund's average daily net assets. In general, these amounts are used for the payment to broker-dealers as a "service fee" for providing account maintenance or personal service to existing shareholders. The directors are authorized to reduce the amount of payments or to suspend the Plan for such periods as they may determine.


Class C Distribution Plan. The Class C Plan provides that each Portfolio (except the Cash Management Portfolio) may make payments to ISI which may not exceed a maximum annual rate of 0.60% of the Income Portfolio's average daily net assets attributable to its Class C shares, and 1.0% of the other Portfolios' average daily net assets attributable to their respective Class C shares, to cover certain distribution and maintenance expenses. This expense includes the payment at an annual rate of 0.25% of average daily net assets to broker-dealers as a "service fee" for providing account maintenance or personal service to existing
shareholders.   The  directors are authorized to reduce the amount of payments or to suspend the Plan for such periods as they may determine.

     Although Class C shares are sold without an initial sales charge, ISI may pay a sales commission to dealers who sell Class C shares of the relevant Portfolios. These sales commissions may equal 0.60% on sales of Income Portfolio and 1.0% on all other Portfolios. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995 who purchase additional shares in any of the Portfolios on or after May 1, 1995, and in circumstances where ISI grants an exemption on particular transactions. In addition, in order to further compensate dealers (including, for this purpose, certain other financial institutions) for services provided in connection with sales of Class C shares and the maintenance of shareholder accounts, ISI makes quarterly payments to qualifying dealers based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers are designated as the dealer of record. ISI makes such payments up to a maximum annual rate of 1.0% (0.60% for Income Portfolio), of the average daily net asset value of Class C shares sold by broker-dealers, which are outstanding on the books of such Portfolios for each month, subject to the annual limitations described above. When a sales commission has been paid to the selling broker-dealer, additional quarterly payments will not be made until after the first full year.

General. ISI may suspend or modify the payments made to dealers under the Plans described above, and such payments are subject to the continuation of the Distribution Plans by the directors, the terms of selling or shareholder servicing agreements between dealers and ISI, and any applicable limits imposed
by the  NASD.  For  additional  information  concerning  the  Fund's   plans of
distribution, see the Statement of Additional Information under "Distribution of Shares."

           INVESCO ADVISOR FUNDS, INC. SHAREHOLDER  SERVICES GUIDE

HOW TO BUY SHARES

     All opening of accounts and initial purchases are to be made through a professional financial consultant whose firm has a Selling/Servicing Agreement with ISI.

================================================================================
Method            Initial Investment              Additional Investment
--------------------------------------------------------------------------------
Directly          Visit your registered           Made with your
with your         financial consultant            financial consultant.
financial         who has a selling or
consultant        servicing agreement
                  with the Distributor.
--------------------------------------------------------------------------------
By mail:          Make check payable to           Use stub from most
                  the appropriate                 recent statement, attach
                  Portfolio and enclose           check payable to that
                  with fully completed            Portfolio and mail to:
                  account application and
                  mail to:                        INVESCO Advisor Funds,
                                                  Inc.
                                                  c/o Fund/Plan Services, Inc.
                  INVESCO Advisor Funds, Inc.     2 West Elm Street
                  c/o Fund/Plan Services, Inc.    P.O. Box 874
                  2 West Elm Street               Conshohocken, PA  19428
                  P.O. Box 874
                  Conshohocken, PA  19428

                  Effective November 1,           Effective November 1,
                  1996, the address for our       1996, the address for our
                  transfer agent will be:         transfer agent will be:

                  INVESCO Advisor Funds, Inc.     INVESCO Advisor Funds, Inc.
                  c/o FPS Services, Inc.          c/o FPS Services, Inc.
                  3200 Horizon Drive              3200 Horizon Drive
                  P.O. Box 61503                  P.O. Box 61503
                  King of Prussia, PA 19406-0903  King of Prussia, PA  19406-
                                                  0903

                  Please be sure your             or in a payment envelope
                  financial consultant            to:
                  has properly and
                  accurately completed            INVESCO Advisor Funds,
                  the section for their           Inc.
                  name and firm                   P.O. Box 412797
                  information to assure           Kansas City, MO  64141-
                  we may properly assist          2797
                  the consultant in
                  servicing your account.

--------------------------------------------------------------------------------
By Wire:          Have your financial              Wire as noted under
                  consultant call 800-            "Initial Investment."
                  554-1156 to properly
                  obtain an account
                  number, then wire
                  Federal funds prior to
                  4:00 p.m., Eastern
                  Time, for same-day
                  processing as follows:

                  United Missouri Bank of
                  Kansas City, N.A.
                  ABA Routing #1010-0069-5
                  Credit to Account
                  9870475308
                  FBO INVESCO Advisor
                  Funds for further
                  credit to

                  Equity
                    UMB #740108006
                  Income
                    UMB #740109004
                  Flex
                    UMB #740110002
                  MultiFlex
                    UMB #740106000
                  Real Estate
                    UMB #740105002
                  International Value
                    UMB #740103007
                  Cash Management
                    UMB #740111000

                  For account of (client
                  name  and class of
                  shares) and account
                  number obtained by your
                  financial consultant
                  from the phone call.

================================================================================

     Shareholder   services   toll  free   telephone   number  of  the  Fund  is
(800)554-1156. Investors may call their financial consultant or the Distributor for assistance in completing the required application or other authorization forms,(800)972-9030. The Fund reserves the right to reject any purchase order.

       Purchase Alternatives

      Each Portfolio offers two classes of shares. Each class of shares of a Portfolio represents an identical interest in the investment portfolio of that Portfolio and has the same rights, except that each class will bear its own distribution and shareholder servicing charges. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class.

      In deciding which class of shares to purchase, you should consider, among other things, (1) the length of time you expect to hold your shares, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or upon redemption) and the amount of the distribution or service fees applicable to the class of shares, (3) whether you qualify for the reduction or waiver of any applicable sales charge, (4) the exchange privileges between the classes, (5) the eligibility requirements that may apply to purchasing a particular class of shares, and (6) the services made available to you by your investment professional. For more information about these alternatives, consult your investment professional or ISI. Sales personnel may receive different compensation for selling different classes. (See "Buying Class A Shares" and "Buying Class C Shares".)

     Generally, the minimum investment in Class A and Class C shares will be $1,000 and $25,000, respectively, except that the minimum investment for Cash Management is $1,000 for both classes. (See "Buying Class A Shares" and "Buying Class C Shares".)

      Buying Class A Shares

      Class A shares of Cash Management Portfolio are offered without a sales charge. Class A shares of Equity, Flex, MultiFlex, Real Estate and International Value Portfolios are offered to the public at the net asset value next determined plus a sales charge as follows:


                                                                               Amount of Sales
                                                                               Charge reallowed
                                                                               to dealers as a
                                       Sales Charge as     Sales Charge as      percentage of
       Amount of Transaction           a Percentage of     a Percentage of       the Offering
         At Offering Price              Offering Price     Amount Invested          Price*
-------------------------------------------------------------------------------------------------
^ Less than $25,000                         5.50%               5.82%               4.75%
^ $25,000 but less than $50,000           ^ 5.25              ^ 5.54              ^ 4.50
$50,000 but less than $100,000            ^ 4.75              ^ 4.99              ^ 4.00
$100,000 but less than $250,000           ^ 3.75              ^ 3.90              ^ 3.00
$250,000 but less than $500,000           ^ 3.00              ^ 3.09              ^ 2.50
$500,000 but less than $1,000,000         ^ 2.00              ^ 2.04                1.60


Class A shares of Income Portfolio are offered to the public at the net asset value next determined plus a sales charge as follows:



                                                                                 Amount of Sales
                                                                               Charge reallowed
                                                                               to dealers as a
                                       Sales Charge as     Sales Charge as      percentage of
       Amount of Transaction           a Percentage of     a Percentage of       the Offering
         At Offering Price              Offering Price     Amount Invested          Price*
-------------------------------------------------------------------------------------------------
Less than $50,000                         ^ 4.75%             ^ 4.99%             ^ 4.00%
$50,000 but less than $100,000              4.00                4.17                3.25
$100,000 but less than $250,000           ^ 3.75              ^ 3.90              ^ 3.00
$250,000 but less than $500,000             2.50                2.56                2.00
$500,000 but less than $1,000,000           2.00                2.04                1.60


* At the discretion of ISI, however, the entire sales charge may at times be reallowed to dealers. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

     There is no initial sales charge on purchases of Class A shares of $1 million or more; however, a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within ^ 18 months after purchase, unless waived (see "Sales Information," below). ISI will pay authorized dealers, except wrap fee client accounts, 1% of the first $1.99 million of such purchases, plus 0.50% on the next $3 million, plus 0.25% on the next $45 million, plus 0.15% on amounts thereafter. A CDSC will be imposed on the proceeds of a redemption of such shares if redeemed within ^ 18 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $1 million or more that have made arrangements with ISI and whose dealer of record waived the commission, as described above, are not subject to the CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. Redemptions of shares of the Cash Management Portfolio are generally not subject to a CDSC; however, a CDSC may be applicable to redemptions of shares of the Cash Management Portfolio if the redeemed shares were exchanged from another Portfolio. (See "How to Exchange Shares.") No CDSC is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. ISI receives the entire amount of the CDSC to defray its expenses in providing certain distribution-related services to the Fund, including the payment of a sales commission to selling dealer or agent, as described above.


      Sales Information

      The initial sales charge for Class A shares will be waived for the following shareholders or transactions:

      (1) officers and directors of the Fund, ISI, officers, directors and full-time employees of ISI, its parent entities and their wholly-owned subsidiaries ("Related Entities"); certain employee benefit plans for employees of ISI and Related Entities; or the spouse, siblings, children, parents, or grandparents (collectively, "relatives") of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Fund);

      (2) a broker-dealer or an agent or employee of a broker-dealer that has a sales agreement with the Distributor,
            purchasing   for   his/her   own   account  or  an  account  of  a
            relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Fund). To qualify, the Distributor or Transfer Agent must be notified at the time of purchase;

      (3) shares purchased for the following types of retirement plan accounts: (i) retirement plans qualified under section 401(k) of the Code; (ii) master plans described in section 403(b) of the Code (except rollover accounts); (iii) deferred compensation plans described in section 457 of the Code; or (iv) or other such plans as may be promulgated by the Code; such plans qualify for purchase at net asset value provided that (1) the initial investment amount invested in the fund(s) is at least $1,000,000, or the sponsor signs a $1,000,000 LOI, (2) the plan has at least 100 eligible employees, or (3) all the plan's transactions are executed through a single omnibus account per fund and the financial institution or service organization has entered into an agreement with INVESCO Services, with respect to their use of the INVESCO Advisor Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchase based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable INVESCO Advisor Funds.

      (4) shares purchased by registered investment advisers on behalf of fee-based accounts or by broker-dealers and banks that have sales agreements with the Fund, which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisers or broker-dealers or banks perform advisory, custodial, recordkeeping or other services;

       ^


      (5) Officers, directors and full-time employees of Fund/Plan Services, Inc. (Transfer Agent), its parent entities and their wholly-owned subsidiaries.

      (6) discretionary advised clients of INVESCO PLC and any of its affiliated subsidiaries.


     Any applicable CDSC is waived for redemptions of Class A shares purchased at net asset value as described above, or for the following: (i) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended) (the "Code"); (ii) continuing, periodic withdrawals under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's account; (iii) a lump-sum or other distribution in the case of an IRA, a self-employed individual retirement plan (so-called "Keogh Plan") or a custodial account under Section 403(b) of the Code following attainment of age 59 1/2; and (iv) under other circumstances as may be determined by the Fund. The CDSC may be waived on certain sales or redemptions to promote goodwill and because the sales effort, if any, involved in making such sales is negligible.

      No sales charge is imposed on Class A shares acquired through reinvestment of income dividends or capital gains distributions.

      Reduced Sales Charges

      A reduction of sales charge rates may be obtained for participants in any of the discount programs described below. These programs allow a shareholder to receive a reduced offering price based upon the assets held or pledged by the shareholder. The term "shareholder" refers to (1) an individual, (2) an individual and spouse purchasing shares of the Fund for their own account or for the trust or custodial accounts of their minor children, or (3) a fiduciary purchasing for any single trust, estate or fiduciary account, including employee benefit plans of a single employer.

      Letter of Intent

      By initially investing $1,000 and submitting a Letter of Intent to ISI or the Transfer Agent, a shareholder may purchase shares of the Fund over a 13-month period at the reduced sales charge applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. It is the shareholder's responsibility to notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply.

      The Transfer Agent will hold in escrow 5% of the amount invested pursuant to the Letter of Intent until the investment contemplated by the Letter is completed within the 13-month period. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to total shares purchased.

      Right of Accumulation

      For shareholders who already have an account with the Fund, reduced sales charges based upon the Portfolio's sales charge schedule are applicable to subsequent purchases. The sales charge on each additional purchase is determined by adding the current market value of the shares the shareholder currently owns of all classes to the amount being invested. The reduced sales charge is applicable only to current purchases. It is the shareholder's responsibility to notify the Transfer Agent at the time of subsequent purchases that the account is eligible for the Right of Accumulation and to provide account numbers of related accounts, with an explanation of the account relationship, to the Transfer Agent.

      Reinstatement Privilege

      The Reinstatement Privilege permits shareholders who have redeemed Class A shares of a Portfolio to reinvest the proceeds of that redemption, within 120 days from the date of redemption, without an initial sales charge. It is the shareholder's responsibility to notify the Transfer Agent in order to exercise the Reinstatement Privilege.


                                Class A Minimum Investment
                                                                             Initial           Additional
---------------------                     ---------------------------------------------------------------
Portfolio                                 Symbol       Cusip     Non IRA         IRA     Non IRA      IRA
                                                                 Account     Account     Account  Account
Equity                                     IAEAX                  $1,000        $250        $100     $100
Flex                                       IAFAX                  $1,000        $250        $100     $100
MultiFlex                                  IAMAX                  $1,000        $250        $100     $100
Real Estate                                IARAX                  $1,000        $250        $100     $100
International Value                        IAVAX                  $1,000        $250        $100     $100
Income                                     IAIAX                  $1,000        $250        $100     $100
Cash Management                                                   $1,000        $250        $100     $100


      Buying Class C Shares

      Shares of Class C are sold without an initial sales charge, although a CDSC is generally imposed on redemptions within one year of purchase (except, generally, for Cash Management Portfolio).

      Contingent Deferred Sales Charges. Class C shares of each Portfolio, except the Cash Management Portfolio, that are purchased by new investors and redeemed within one year from the date of purchase are subject to a CDSC. The CDSC rate is 0.60% for the Income Portfolio and 1.0% for all other Portfolios. Redemptions of shares of the Cash Management Portfolio are generally not subject to a CDSC; however, a CDSC may be applicable to redemptions of shares of the Cash Management Portfolio if the redeemed shares were exchanged from another Portfolio and the one-year holding period has not been completed. See ("How to Exchange Shares.") Proceeds from the CDSC are paid to, and are used in whole or in part by, the Distributor to defray its expenses related to providing distribution related services to the Fund, such as the payment of a commission to the selling dealer or agent at the time of share purchase. The combination of the CDSC and the distribution fee facilitates the ability of the Fund to sell shares without a sales charge at the time of purchase.

      In determining the amount of the CDSC that may be applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, any shares in the redeeming shareholder's account that may be redeemed without charge will be assumed to be redeemed prior to those subject to a charge. In addition, if the CDSC is determined to be applicable to redeemed shares, it will be assumed that shares held for the longest duration are redeemed first. The CDSC rate is applied to the lesser of the net asset value of the shares at redemption or the initial purchase price of the shares being redeemed. This insures that no CDSC is imposed on amounts representing increases in the net asset value of shares subject to a CDSC. No CDSC is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions.

      There is no CDSC applicable to additional purchases of shares in any of the Portfolios by shareholders of record on April 30, 1995. Shares purchased on or after March 1, 1996 through a broker/dealer who performs a sub-accounting function on behalf of the transfer agent in an omnibus account, and is unable to segregate shareholders by date of opening of accounts, will be subject to the appropriate CDSC.

      The CDSC on Class C shares may be waived on redemptions of shares in connection with: (1) redemptions made within one year following the death or disability of a shareholder; (2) continuing, periodic withdrawals under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's account; (3) a lump-sum or other distribution in the case of an IRA, a self-employed individual retirement plan (so-called "Keogh Plan") or a custodial account under Section 403(b) of the Code following attainment of age 59 1/2; (4) redemptions by directors, trustees, officers, employees (and immediate family members) of the Fund, of ISI and its affiliates and of broker/dealers which have executed selling agreements with ISI; and (5) under other circumstances as may be determined by the Fund. The CDSC may be waived on certain sales or redemptions to promote goodwill and because the sales effort, if any, involved in making such sales is negligible.


                                            Class C Minimum Investment

                                                                             Initial           Additional
---------------------                     ---------------------------------------------------------------
Portfolio                                 Symbol       Cusip     Non IRA         IRA     Non IRA      IRA
                                                                 Account     Account     Account  Account

Equity                                     IAECX   460936305     $25,000     $25,000      $1,000     $250
Flex                                       IAFCX   460936842     $25,000     $25,000      $1,000     $250
MultiFlex                                  IAMFX   460936503     $25,000     $25,000      $1,000     $250
Real Estate                                        460936701     $25,000     $25,000      $1,000     $250
International Value                        IAVCX   460936883     $25,000     $25,000      $1,000     $250
Income                                     IAICX   460936867     $25,000     $25,000      $1,000     $250
Cash Management                                    460936107      $1,000      $1,000      $1,000     $250


      General Information

      The Fund reserves the right to reduce or to waive the minimum purchase requirements in certain cases, such as, but not limited to, investments involving entities which are affiliated with one another (such as separate employee benefit plans sponsored by the same employer or separate companies under common control) or where additional investments are expected to be made in amounts sufficient to meet the minimum requirement.

      Orders placed with broker-dealers must be placed prior to the close of regular trading of the New York Stock Exchange and transmitted to the Fund by telephone prior to the closing of the New York Stock Exchange or through the National Securities Clearing Corporation -- Fund/SERV clearing system ("Fund/SERV") on that day. A purchase order submitted directly to the Transfer Agent is effective when an application containing all of the information, signatures and payments required by ISI or the Transfer Agent to carry out the order is received by the Transfer Agent.

HOW TO REDEEM SHARES

      Shares may be redeemed on any day on which the New York Stock Exchange is open for regular trading. Within three business days after receipt of a proper redemption request by the Transfer Agent, the redeeming Portfolio will make payment in cash of the net asset value of the shares next determined after such redemption request was received, less any applicable CDSC, except as described below under "Redemption of Shares -- General."

To Sell Through Your Broker-Dealer

      Requests for redemption submitted through a broker-dealer must be received by the broker-dealer prior to the close of regular trading of the New York Stock Exchange and be forwarded either electronically to the Transfer Agent prior to the close of order processing through the National Securities Clearing Corporation's Fund/SERV System for that day's trading, or by telephone prior to the close of regular trading on the New York Stock Exchange. It is the responsibility of dealers to promptly transmit redemption notices to the Fund.

To Sell Directly  to the Fund

      Requests  for  redemption   may  be  submitted   directly  to  the  Fund
by letter or, under certain circumstances, by telephone.
Redemption by Letter

      A signature guarantee from a national bank or an NASD- or U.S. stock exchange-registered broker-dealer is required on letters of redemption when:

      o     a shareholder's address has changed in the last 30 days;

      o     a   shareholder's   redemption   is  for  an  amount  of  $100,000
            or greater;

      o     the   redemption  is  less  than  $100,000  and  the   shareholder
            requests   that  the  check  for  the  proceeds  be  made  payable
            to  a  party   other   than  the  party  in  whose   name(s)   the
            account is registered; provided, however, that payment shall be made to a national bank or NASD-registered broker-dealer for specific credit to an account with the same registration as the account from which the redemption is made. Standing instructions may be
            presented   at  the  time  the  account  is  opened,   or  may  be
            presented  in  written  form  with  signature   guarantee   after
            the account is opened;

      o the redemption is less than $100,000 and the shareholder requests that proceeds be sent to an address different from that on the account. Standing instructions may be presented at the time the account is opened, or may be presented in written form with signature guarantee after the account is opened.

      Redemption by Telephone

      Telephone redemption privileges are established automatically at the time an account is opened, unless an investor specifically requests that such privileges not be made available for his/her account. The proceeds of shares redeemed by telephone must be in an amount not less than $1,000 nor more than $100,000. The proceeds of a redemption by telephone will promptly be forwarded according to the shareholder's instructions, provided that the redemption is made payable to one of the following: (i) the shareholder of record; (ii) a person designated to receive redemption proceeds pursuant to properly signature-guaranteed instructions given previously by the shareholder; or (iii) a bank account designated to receive redemption proceeds pursuant to properly signature-guaranteed instructions given previously by the shareholder. If a shareholder instructs that redemption proceeds be wired to a bank, the shareholder should be aware that fees are normally charged by such banks and will be borne by the investor.

      In electing a telephone redemption, the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself to be the investor or the investor's authorized representative, and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. Investors should be aware that a telephone redemption may be difficult to implement during periods of drastic economic or market changes. Should redeeming shareholders be unable to implement a telephone redemption during such periods, or for any other reason, they may give appropriate notice of redemption to their financial consultant or to the Transfer Agent by mail. The Fund reserves the right to modify or terminate the telephone redemption privilege at any time without notice.

     By utilizing telephone redemption privileges, the shareholder has agreed that neither the Transfer Agent nor the Fund will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. As a result of this policy, the investor may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or the Fund fails to employ this and other established procedures, the Transfer Agent or the Fund may be liable.

      Redemption by telephone is not available for Semper Trust Company IRA accounts. Such redemption requests must be made in writing by the IRA shareholder and must specify the reason for the withdrawal (early withdrawal, mandatory, etc.), and the current age of the IRA shareholder. In the event that instructions for withholding taxes are not specified in the written request, appropriate taxes will automatically be withheld.

      Redemption by Check

      Shareholders of the Cash Management Portfolio, both Class A and C, may redeem shares by check in an amount not less than $100.

      At the shareholder's request, the Transfer Agent will provide the shareholder with checks drawn on the account. These checks can be used like any other check. When these checks are presented for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Dividends on the amounts being redeemed by check are earned until the check clears the bank. If the amount of the check is greater than the account value, the check will be returned, and the shareholder may be subject to extra charges (presently estimated to be approximately $20.00 per returned check). Shareholders will incur a CDSC to the same extent as with other types of redemption if sufficient non-CDSC shares are not in the account. A shareholder account cannot be closed through a check redemption. The Fund reserves the right at any time to suspend the procedure permitting redemption by check.

      Systematic Withdrawal Plan

      A Systematic Withdrawal Plan is available to shareholders of Class A and C whose accounts total $10,000 or more. Under the Systematic Withdrawal Plan, the Transfer Agent will make specified monthly or quarterly payments to a designated party of any amount selected (minimum payment of $100). This will occur on the 25th of each month, or on the first business day following the 25th if the 25th is not a normal business day on the New York Stock Exchange. Changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled withdrawal. No CDSC is assessed on withdrawals under this Plan up to an annual total of 10% of the value of the shareholder's account. Further information regarding the Systematic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting the Transfer Agent at (800) 554-1156.

      General Information

      Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss. Shareholders who are subject to federal income taxation should note that if a loss has been realized on the sale of shares of a Portfolio, the loss may be disallowed for tax purposes if shares of the same Portfolio are purchased within 30 days before or after the sale.

     The date of payment for redeemed shares may be postponed, or a Portfolio's obligation to redeem its shares may be suspended, beyond the three-day period mentioned above (1) for any period during which trading on the New York Stock Exchange is restricted (as determined by the SEC), (2) for any period during which an emergency exists (as determined by the SEC) which makes it impracticable for the Portfolio to dispose of its securities or to determine the value of a Portfolio's net assets, or (3) for such other periods as the SEC may, by order, permit for the protection of shareholders.

       The Fund reserves the right to redeem shares in kind as authorized by the Board of Directors. See the Statement of Additional Information for more information concerning redemptions.

      If the Directors determine that it is in the best interest of a Portfolio, such Portfolio has the right to redeem upon prior written notice, at the then current net asset value per share, all shareholder accounts which have dropped below a minimum level ($1,000 for the Cash Management Portfolio for Classes A
and C; $10,000 for the other  Portfolios   represented  by Class C shares;  and
$1,000 for the other Portfolios represented by Class A shares) as a result of redemption of such Portfolio's shares (but not as a result of any reduction in market value of such shares). An investor will have 60 days to increase the shares in his/her account to the minimum level in order to avoid any such involuntary redemption.

HOW TO EXCHANGE SHARES

     Shares of either class may be exchanged for shares of the same class of another Portfolio, subject to minimum investment requirements of the Portfolio being acquired. An exchange between Portfolios may involve the recognition of a gain or loss for federal income tax purposes. Exchanges may be initiated by telephone, by writing to the Transfer Agent, or through a financial consultant. Telephone exchange privileges are established automatically at the time an account is opened, unless an investor specifically requests that such privileges not be made available for his account.

     Shares of a Portfolio may be exchanged only if they have been held for at least 15 days. No CDSC will be assessed at the time of an exchange. Any applicable CDSC will be assessed when the shareholder redeems his or her shares or has them repurchased without a corresponding purchase of shares in another Portfolio. If a redeeming shareholder has previously exchanged his shares into the Cash Management Portfolio from another Portfolio, any CDSC applicable to the exchanged shares will be assessed when the shares are redeemed from the Cash Management Portfolio even though this Portfolio does not otherwise assess a CDSC on redemptions. The aggregate holding period of the shares in each Portfolio other than the Cash Management Portfolio shall be used to determine whether the CDSC is applicable at the time of redemption.

      The exchange privilege is limited to residents of states in which the class of shares of the Portfolio being acquired is registered for sale. Before making an exchange, the investor should review a current prospectus of the Fund for information relating to the Portfolio in which he is acquiring shares. Investors should consider the differences in the investment objectives and portfolio compositions of such Portfolios.

      By utilizing telephone exchange privileges, the shareholder has agreed that neither the Fund nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Transfer Agent provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. As a result of this policy, the investor may bear the risk of any loss in the event of such a transaction. However, if the Fund or the Transfer Agent fails to employ this and other established procedures, the Fund or the Transfer Agent may be liable.

      It is the policy of the Fund to discourage frequent trading by shareholders among the Portfolios in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Portfolio and to reduce administrative expenses borne by each Portfolio, the Fund reserves the right to modify or withdraw the exchange privilege at any time without notice.

      Automatic Monthly Exchange

      Shareholders  of the  Portfolios may  have a fixed dollar amount of their
shares   automatically  exchanged  for  shares of the same  class of any of the other Portfolios on a monthly basis. This will occur on the 25th of each month, or on the first business day following the 25th if the 25th is not a regular trading day on the New York Stock Exchange. The minimum monthly exchange is
$100.  This  automatic  exchange   amount  can be added  to or  changed  by the
shareholder at any time by writing to the Transfer Agent at least two weeks prior to the 25th of each month. Further information regarding this service can be obtained by contacting the Transfer Agent.

      BankDraft

      For shareholders who wish to take advantage of systematic monthly investing, BankDraft will withdraw a preauthorized amount from the shareholder's bank account to purchase Fund shares. The minimum monthly draft amount is $100. This automatic investment program can be changed by the shareholder at any time by writing to the Transfer Agent at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting the Transfer Agent.

                        COMPUTATION OF NET ASSET VALUE

      The net asset value per share of each class is determined on each day that the New York Stock Exchange is open for trading and at such other times and/or on such other days as there is sufficient trading in the portfolio securities of a particular Portfolio that might materially affect the class's net asset value per share. The net asset value per share of shares of each class is determined at the close of the New York Stock Exchange, currently 4:00
p.m.  (Eastern  Time).   The  value of assets of each  class  (except  for Cash
Management Portfolio) is calculated in the following manner:

      Equity Securities. Securities which are listed or admitted to trading on a national securities exchange or traded on the NASDAQ National Market System will be valued at the last sales price on the exchange on which the security is principally traded. Securities for which there is no sale on that day and securities traded only in the over-the-counter market will be valued at their highest closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair values as determined in good faith by the Board of Directors.

      Income Securities. Valuations of fixed and variable income securities are supplied by independent pricing services used by ISI as the Fund's manager, which have been approved by the Directors of the Fund. ISI pays the cost of use of the independent pricing services on behalf of the Fund pursuant to the Operating Services Agreement. Valuations are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing service may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Securities for which market quotations are readily available are valued based upon those quotations. The procedures used by the pricing service are reviewed by the officers of the Fund and ISI or the sub-advisers under the general supervision of the Directors. The Directors may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the obligation. In such instances the obligations will be valued at fair value as determined in good faith by or under the direction of the Directors.

      Foreign Securities. Foreign securities traded on foreign exchanges ordinarily will be valued at the last quoted sales price available before the time when the Portfolio's assets are valued. If a security's price is available from more than one U.S. or foreign exchange, the exchange that is the primary market for the security will be used. Foreign securities not traded on foreign exchanges and foreign income securities are valued on the basis of independent pricing services approved by the Directors, and such pricing services generally follow the same procedures in valuing such foreign securities as are described above. Values of the portfolio securities primarily traded on a foreign exchange are received in local currency which is then translated into U.S. dollars from a quotation service approved by the Board of Directors.

      Other Securities. Other securities and assets of a Portfolio, including restricted securities, will be valued at fair value as determined in good faith by or under the direction of the Directors. With respect to futures contracts, options and swap agreements, see Appendix A to this Prospectus.

 Cash Management Portfolio

     The Cash Management Portfolio seeks to maintain a constant net asset value of $1.00 per share per class. There can be no assurance that the Cash Management Portfolio will be able to maintain a net asset value of $1.00 per share per class. In order to accomplish this goal, the Cash Management Portfolio intends to utilize the amortized cost method of valuing portfolio securities. By using this method, the Cash Management Portfolio seeks to maintain a constant net asset value of $1.00 per share per class despite minor shifts in the market value of its portfolio securities. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of the security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal. The amortized cost method may result in periods during which the amortized cost value of the securities may be higher or lower than their market value, and the yield on a shareholder's investment may be higher or lower than that which would be recognized if the net asset value of the portfolio was not constant and was permitted to fluctuate with the market value of the portfolio securities. It is believed that any such differences will normally be minimal. The Board of Directors has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Cash Management Portfolio's investment objectives, to stabilize, to the extent possible, the Cash Management Portfolio's price per share, as computed for the purposes of sales and redemptions. Such procedures include review of the value of portfolio holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the Cash Management Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share per class based on amortized cost. If any deviation between the Cash Management Portfolio's net asset value based upon available market quotations or market equivalents and that based upon amortized cost exceeds 0.5%, the Board of Directors will promptly consider what action, if any, is appropriate. The action may include, as appropriate, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; reducing the number of shares outstanding; or utilizing a net asset value per share determined by using available market quotations.

      After portfolio securities are valued as described above, net asset value for each class of each Portfolio is determined separately by dividing the value of the total assets attributable to that class, less its liabilities, by the total number of that class's shares then outstanding. Expenses and fees of each class, including the fees of ISI, are accrued daily and taken into account for the purpose of determining net asset value.

                                CAPITALIZATION

      The authorized capital stock of the Fund consists of 10,075,000,000 shares of common stock having a par value of $.001 per share. The authorized capital stock of the Fund has been classified as 10,000,000 shares of each of the Equity, Income, MultiFlex, Real Estate and International Value Portfolios; 15,000,000 shares of MultiFlex Portfolio; 20,000,000 shares of Flex Portfolio;
and 10,000,000,000 shares of the Cash Management Portfolio.   Authorized shares
of each Portfolio are divided between Class A and Class C shares, as follows:

--------------------------------------------------------------------------------

        PORTFOLIO NAME               CLASS A SHARES            CLASS C SHARES
--------------------------------------------------------------------------------
EQUITY                                    5,000,000                 5,000,000
--------------------------------------------------------------------------------
FLEX                                      7,500,000                12,500,000
--------------------------------------------------------------------------------
MULTIFLEX                                 5,000,000                10,000,000
--------------------------------------------------------------------------------
INTERNATIONAL VALUE                       5,000,000                 5,000,000
--------------------------------------------------------------------------------
REAL ESTATE                               5,000,000                 5,000,000
--------------------------------------------------------------------------------
INCOME                                    5,000,000                 5,000,000
--------------------------------------------------------------------------------
CASH MANAGEMENT                       5,000,000,000             5,000,000,000
================================================================================


      The Fund's Articles of Incorporation provide that the obligations and liabilities of each Portfolio or class, as applicable, are restricted to the assets of the particular Portfolio or class, as applicable, and generally do not extend to the assets of the other Portfolios or classes of the Fund.

      There are no conversion or preemptive rights in connection with any shares of the Fund, nor are there cumulative voting rights with respect to the shares of the Fund. Each of the Portfolios' shares has equal voting rights, except that only shares of the respective Portfolio or class are entitled to vote on matters concerning only that Portfolio or class. (See, also, "Miscellaneous," below.) Each class of shares is entitled to participate in dividends and distributions declared by the respective Portfolios and in net assets of such Portfolios upon liquidation or dissolution remaining after satisfaction of outstanding liabilities applicable to each class, including distribution and shareholder servicing charges.

      All issued and outstanding shares of the Fund will be fully paid and nonassessable and will be redeemable at the net asset value per share (subject to any applicable contingent deferred sales charge). Unless specifically requested in writing by a shareholder, the interests of shareholders in the Fund will not be evidenced by a certificate or certificates representing shares of the Fund.

                       DISTRIBUTIONS AND TAX INFORMATION

Distributions

     It is the intention of the Equity, Income, Flex, MultiFlex, Real Estate and International Value Portfolios to distribute to shareholders of each of these Portfolios net investment income and net realized capital gains, if any. The per share dividends and distributions on each class of shares of a Portfolio will be reduced by expenses allocated to and borne by the class, including service and distribution fees applicable to that class. It is intended that the Equity, Flex, MultiFlex and Real Estate Portfolios will make periodic distributions of net investment income (including any net short-term capital gains) during the months of March, June, September and December, and will make an annual distribution of its net realized long-term capital gain during the month of December. It is contemplated that the International Value Portfolio will make semiannual distributions of net investment income and an annual distribution of net realized long-term capital gain during the month of December. It is intended that the Income Portfolio will make monthly distributions of net investment income (including any net short-term capital gains), and an annual distribution of net realized long-term capital gain during the month of December. The net income of the Cash Management Portfolio is declared daily and its dividends will be distributed monthly. Net realized capital gains, if any, will be distributed during the month of December. All such distributions will be reinvested automatically in additional shares (or fractions thereof) of each applicable Portfolio pursuant to such Portfolio's Automatic Dividend Reinvestment Plan unless a shareholder has elected not to participate in this plan or has elected to terminate his participation in the plan and to receive his distributions in excess of ten dollars in cash. Shareholders of the Cash Management Portfolio will not be entitled to dividends for the day on which the investment is made, and will receive dividends through and including the day of redemption. Shareholders of the Cash Management Portfolio who redeem all of their shares at any time during the month will be paid all dividends accrued through the date of redemption. Shareholders of the Cash Management Portfolio who redeem less than all of their shares will be paid the proceeds of the redemption in cash, and dividends with respect to the redeemed shares will be reinvested in additional shares (unless the shareholder has elected not to participate in the Portfolio's Automatic Dividend Reinvestment Plan or has elected to terminate his participation in such plan). (See "Automatic Dividend Reinvestment Plan.")

Federal Taxes

      Each Portfolio of the Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, as amended (the "Code"). Qualified Portfolios will not be subject to federal income taxes to the extent that they distribute their net investment income and net realized capital gain. In order to avoid a 4% federal excise tax, the Portfolios intend to distribute each year substantially all of their income and gains.

     With respect to tax-exempt shareholders, distributions from the Portfolios will not be subject to federal income taxation to the extent permitted under the applicable tax-exemption. With respect to a shareholder that is not exempt from federal income taxation, all dividends from a Portfolio, whether received in cash or in additional shares of a Portfolio, will be taxable and must be reported by shareholders on their federal income tax returns. Shareholders must treat dividends, other than capital gain dividends, as ordinary income. Dividends designated as capital gain dividends are taxable to shareholders as long-term capital gain. The Cash Management Portfolio expects that all or substantially all of the dividends received from the Portfolio will be taxable to shareholders as ordinary income. Certain dividends declared in October, November, or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to shareholders during January of the following calendar year.

     Information concerning the status of a Portfolio's distributions for federal income tax purposes will be mailed to shareholders annually. Such distributions may also be subject to state and local taxes.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect, and is qualified in its entirety by reference thereto. The Code and these regulations are subject to change by legislative or administrative action. For further discussion of the taxation of the Portfolios and of the tax consequences of becoming a shareholder in any of the Portfolios, see the Statement of Additional Information under "Tax Information." Shareholders should consult with their tax advisors concerning the tax consequences of an investment in the Fund.

Automatic Dividend Reinvestment Plan

      For convenience of the shareholders and to permit shareholders to increase their shareholdings in the Portfolios in which they have invested, Fund/Plan Services, Inc., the Fund's transfer agent (the "Transfer Agent"), is automatically appointed by the investors to receive all dividends and capital gain distributions for each class of the respective Portfolios and to reinvest them in shares (or fractions thereof) of the same class of the respective Portfolios at the net asset value per share next determined on the reinvestment date.

      Shareholders may, however, elect not to enter into or to terminate at any time without penalty their participation in the Automatic Dividend Reinvestment Plan and to receive payment of all dividends and distributions in excess of ten dollars by check by notifying the Transfer Agent, in writing, at the time of investment for new investments or at least 15 days prior to the proposed date of such termination for existing participants. Shareholders may rejoin the plan by notifying the Transfer Agent, in writing, at least 15 days prior to the record date on which such shareholder wishes to rejoin the plan. Each Portfolio has the right to appoint a new transfer agent.

      The Transfer Agent will maintain each shareholder's Portfolio account and furnish the shareholder with written information concerning all transactions in the account, including information needed for tax records. Upon termination of a shareholder's participation in the Automatic Dividend Reinvestment Plan, a check for the market value of any fractional interest will, at the request of the shareholder, be sent to the shareholder. All costs of the Automatic Dividend Reinvestment Plan, including those of registration under applicable securities laws, if any, will be borne by ISI on behalf of the Fund, pursuant to the Operating Services Agreement.

                              SHAREHOLDER REPORTS

      Each Portfolio will issue to each of its shareholders semiannual and annual reports containing each Portfolio's financial statements, including selected financial highlights and a schedule of each Portfolio's portfolio securities. The federal income tax status of shareholder distributions will also be reported to shareholders after the end of each year.

      Shareholders having any questions concerning any of the Portfolios may call the Distributor. The toll-free telephone number is (800) 972-9030.

                            PERFORMANCE INFORMATION

      From time to time the Fund may provide yield and total return figures for the Portfolios and their classes in advertisements and in reports and other communications to shareholders.

      "Average annual total return" and "total return" figures represent the increase (or decrease) in the value of an investment in the particular Portfolio and class over a specified period. Both calculations assume that all income dividends and capital gain distributions during the period are reinvested at net asset value in additional shares of the class. Quotations of average annual total return represent an average annual compounded rate of return on a hypothetical investment in the Portfolio and class over a period of 1, 5, and 10 years ending on the most recent calendar quarter close. Quotations of total return, which are not annualized, reflect actual earnings and asset value fluctuations for the periods indicated. Both types of return are based on past experience and do not guarantee future results.

      Portfolios  other  than  the  Cash    Management  Portfolio  may  provide
quotations of "yield," "dividend yield," and "distribution yield" for each class. Quotations of yield for these Portfolios will be based on all investment income per share earned during a given 30-day period (including dividends and interest), less expenses of the class accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

      Dividend yield is a measure of investment return during a specified period based on dividends actually paid by a class during that period. Dividend yield is calculated by totalling the dividends paid by a class during the specified period and dividing that sum by the net asset value per share of the class on the last day of the period. Where the dividend yield is calculated for a period of less than a year, results may be annualized. Distribution yield is computed in the same way, but includes distributions paid from capital gains realized by the class, as well as dividends from its net investment income.

     In addition, from time to time the Cash Management Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated by an investment in the Cash Management Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. "Yield" is based on historical earnings and is not intended to indicate future performance. Additional performance information is contained in the Statement of Additional Information (see "Performance Information"), as well as in the Fund's Annual Report to Shareholders, both of which are available upon request without charge.

      Performance information for a Portfolio may be compared in advertisements, sales literature, and reports to shareholders to: (I) unmanaged indices, such as the S&P's 500 Stock Index, the Salomon Brothers Broad Investment Grade Bond Index, the Morgan Stanley Capital International indices, the Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, the Merrill Lynch 1 to 3 Year Treasury Index, the Salomon Brothers World Government Benchmark Bond Index, the Lehman Brothers Municipal Bond Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government Corporate Index and the NAREIT Equity Index; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                                 MISCELLANEOUS

     United Missouri Bank of Kansas City, N.A. is the custodian for each of the Portfolios. The bank does not perform any investment management functions for the Fund. The principal address of United Missouri Bank of Kansas City, N.A. is 928 Grand Avenue, Kansas City, Missouri. The custodian may use the services of sub- custodians with respect to the Portfolios.

     Fund/Plan Services, Inc. (the "Transfer Agent") is the transfer agent for the Fund's shares of common stock. The Transfer Agent will maintain each shareholder's account as to each Portfolio and furnish the shareholder with written information concerning all transactions in the account, including information needed for tax records. The Portfolios each have the right to appoint a successor Transfer Agent. Pursuant to an Operating Services Agreement, the Manager pays for the services of the Transfer Agent to the Portfolios. (See "Management of the Fund.") The principal business address of Fund/Plan Services, Inc. is 2 West Elm Street, Conshohocken, PA 19428. Effective November 1, 1996, Fund/Plan Services, Inc. will change its name and address to: FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

      As stated above, the Portfolios are series of the Fund. The Fund, as a Maryland corporation, is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing directors, changing fundamental policies or approving an advisory contract, or as may be required by applicable law or the Fund's Articles of Incorporation or By-Laws. Meetings of shareholders will be called upon written request of shareholders holding in the aggregate at least 10% of the Fund's outstanding shares. The directors will provide appropriate assistance to shareholders, in compliance with provisions of the 1940 Act, if such a request for a meeting is received. Each shareholder receives one vote for each share owned, except that only shares of the respective Portfolio or class are entitled to vote on matters concerning only that Portfolio or class and each Portfolio and class shall have separate voting rights on matters as to which the interests of the Portfolio or class differ from the interests of any other Portfolio or class, to the extent required by applicable law, regulation and regulatory interpretation.

      This Prospectus omits certain information contained in the registration statement which the Fund has filed with the SEC under the Securities Act of 1933 and the 1940 Act, and reference is made to the registration statement and the exhibits thereto for further information with respect to the Fund and the shares offered hereby. Copies of such registration statement, including exhibits, may be obtained from the SEC's principal office at Washington, D.C., upon payment of the fee prescribed by the SEC.

                                LEGAL OPINIONS

      The legality of the securities  offered by this  Prospectus will be passed
upon for the Fund by  Kirkpatrick & Lockhart LLP, 1800   Massachusetts  Avenue,
N.W.,  Second Floor, Washington, D.C. 20036.

Investment Adviser
INVESCO Services, Inc.


Sub-Advisers
INVESCO Capital Management, Inc.                                    PROSPECTUS
INVESCO Management & Research,
Inc.                                               INVESCO ADVISOR FUNDS, INC.
INVESCO Realty Advisors, Inc.

                                                   EQUITY PORTFOLIO
Distributor                                        INCOME PORTFOLIO
INVESCO Services, Inc.                             FLEX PORTFOLIO
                                                   MULTIFLEX PORTFOLIO
                                                   REAL ESTATE PORTFOLIO
Transfer Agent and Administrator                   INTERNATIONAL VALUE PORTFOLIO
Fund/Plan Services, Inc.                           CASH MANAGEMENT PORTFOLIO


                                                        Class A and C Shares

Custodian

United Missouri Bank of Kansas                        ^ January 13, 1997
City, N.A.


Independent Accountants
Price Waterhouse LLP
Denver, Colorado

                          INVESCO ADVISOR FUNDS, INC.
                               EQUITY PORTFOLIO
                               INCOME PORTFOLIO
                                FLEX PORTFOLIO
                              MULTIFLEX PORTFOLIO
                             REAL ESTATE PORTFOLIO
                         INTERNATIONAL VALUE PORTFOLIO
                           CASH MANAGEMENT PORTFOLIO

                             Class A and C Shares

                          1315 Peachtree Street, N.E.
                            Atlanta, Georgia  30309
                            Telephone: 800/554-1156

--------------------------------------------------------------------------------

INVESCO Advisor Funds, Inc. (the "Fund") is comprised of seven separate series (the "Portfolios"), each of which represents a separate portfolio of investments. Each of the Portfolios has separate investment objectives and investment policies. The Portfolios are as follows: Equity Portfolio, Income Portfolio, Flex Portfolio, MultiFlex Portfolio, Real Estate Portfolio, International Value Portfolio and Cash Management Portfolio.
--------------------------------------------------------------------------------


                            INVESCO Services, Inc.
                   Investment Adviser, Manager, Distributor

                       INVESCO Capital Management, Inc.
                           Sub-Adviser:   Equity Portfolio
                                          Income Portfolio
                                          Flex Portfolio
                                          International Value Portfolio
                                          Cash Management Portfolio

                      INVESCO Management & Research, Inc.
                           Sub-Adviser:   MultiFlex Portfolio

                         INVESCO Realty Advisors, Inc.
                           Sub-Adviser:   Real Estate Portfolio

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Fund's current Prospectus dated ^ January 13, 1997. Please retain this Statement of Additional Information for future reference. The Prospectus is available from INVESCO Services, Inc., 1355 Peachtree Street, N.E., Atlanta, Georgia 30309.


--------------------------------------------------------------------------------


                               ^ January 13, 1997

                               TABLE OF CONTENTS
                                                                          Page
                                                                          ----

INVESTMENT OBJECTIVES AND POLICIES.......................................   75
      Convertible Securities.............................................   75
      Mortgage-Related Securities........................................   75

INVESTMENT RESTRICTIONS..................................................   78

PORTFOLIO SECURITIES LOANS...............................................   82

MANAGEMENT OF THE FUND...................................................   82
      Directors and Officers.............................................   82
      Director Compensation..............................................   86
      Fund Committees....................................................   89

THE ADVISORY AND SUB-ADVISORY AGREEMENTS.................................   89

OPERATING SERVICES AGREEMENT.............................................   94

THE DISTRIBUTOR..........................................................   94

DISTRIBUTION OF SHARES...................................................   95

DISTRIBUTIONS AND TAX INFORMATION........................................   97
      Distributions......................................................   97
      Federal Taxes......................................................   99
      Options, Futures and Foreign Currency Forward
            Contracts....................................................  100
      Swap Agreements....................................................  100
      Currency Fluctuations -- "Section 988" Gains or Losses.............  101
      Investment in Passive Foreign Investment Companies.................  101
      Debt Securities Acquired at a Discount.............................  102
      Distributions......................................................  103
      Disposition of Shares..............................................  103
      Backup Withholding.................................................  104
      Other Taxation.....................................................  104

SERVICES PROVIDED BY THE FUND............................................  104
      Systematic Withdrawal Plan.........................................  105
      Exchange Privilege.................................................  105
      Automatic Dividend Reinvestment Plan...............................  105
      Automatic Monthly Exchange.........................................  105
      BankDraft..........................................................  105

BROKERAGE AND PORTFOLIO TRANSACTIONS.....................................  106

PERFORMANCE INFORMATION..................................................  108

MISCELLANEOUS............................................................  113
      Principal Shareholders.............................................  113
      Net Asset Value....................................................  114
      The Custodian......................................................  114
      Independent Accountants............................................  114
      Financial Statements...............................................  114

APPENDIX A...............................................................  115

                      INVESTMENT OBJECTIVES AND POLICIES

      The following discussion elaborates on the disclosure of the Portfolios' investment policies contained in the Prospectus.

Convertible Securities

      Although the equity investments of the International Value Portfolio consist primarily of common and preferred stocks, the Portfolio may buy securities convertible into common stock if, for example, the sub-adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Portfolio include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Portfolio; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

Mortgage-Related Securities

      Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass- Through Securities" below). The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

      Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

      FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or other assets which in the sub-adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's total assets will be illiquid.

      Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Portfolio's industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

      Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepay ments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

                            INVESTMENT RESTRICTIONS

     The Directors of the Fund, on behalf of the Portfolios, have adopted the following investment restrictions, all of which are fundamental policies and may not be changed as to any Portfolio without the approval of the holders of a majority of such Portfolio's outstanding voting securities (which in this Prospectus means, as to each Portfolio, the vote of the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities). The Portfolios may not:

       (1) Invest in the securities of issuers conducting their principal business activity in the same industry, if immediately after such investment the value of a Portfolio's investments in such industry would exceed 25% of the value of such Portfolio's total assets; provided, however, that this limitation does not apply to a Portfolio's investments in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities, and, as to the Cash Management Portfolio, certificates of deposit of domestic branches of U.S. banks or bankers' acceptances of domestic branches of U.S. banks.

       (2) For the MultiFlex, Real Estate and International Value Portfolios, with respect to 75% of the Portfolio's assets, invest in the securities of any one issuer, other than obligations of, or guaranteed by, the U.S. Government, its agencies, authorities or instrumentalities, if immediately after such investment more than 5% of the value of the Portfolio's total assets, taken at market value, would be invested in such issuer or more than 10% of such issuer's outstanding voting securities would be owned by such Portfolio. For the Equity, Income, Flex and Cash Management Portfolios, with respect to 100% of the Portfolio's assets, invest in the securities of any one issuer, other than obligations of, or guaranteed by, the U.S. Government, its agencies, authorities or instrumentalities, if immediately after such investment more than 5% of the value of the Portfolio's total assets, taken at market value, would be invested in such issuer or more than 10% of such issuer's outstanding voting securities would be owned by such Portfolio.

     [Note that, pursuant to regulatory interpretation by the staff of the U.S. Securities and Exchange Commission, Cash Management Portfolio is permitted to deviate from this policy to the extent permitted by federal rules and regulatory interpretations applicable to money market funds, as they may be amended from time to time. A change to this Portfolio's policy regarding diversification will be presented to shareholders of Cash Management Portfolio at the next shareholders meeting, when and if such meeting is held.]

     (3) Underwrite securities of other issuers, except insofar as it may technically be deemed an "underwriter" under the Securities Act of 1933, as amended, in connection with the disposition of a Portfolio's portfolio securities.

     (4)  Invest  in  companies  for  the  purpose  of  exercising   control  or
management.

     (5) Issue any class of senior securities or borrow money, except borrowings from banks for temporary or emergency purposes not in excess of 5% of the value of a Portfolio's total assets at the time the borrowing is made.

     (6) Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to an extent not greater than 5% of the value of a Portfolio's total assets.

     (7) Make short sales of securities or maintain a short position. All Portfolios, except the Equity and Cash Management Portfolios, may, however, write covered call options and cash secured put options.

     (8) Purchase securities on margin, except that a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     (9) Purchase or sell real estate or interests in real estate. A Portfolio may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     (10) Purchase or sell commodities or commodity contracts, except as set forth in the Prospectus and in this Statement of Additional Information for transactions in commodity futures contracts, foreign currency futures contracts, and stock index futures contracts. The Income, Flex and MultiFlex Portfolios may enter into interest rate futures contracts if immediately after such a commitment the sum of the then aggregate futures market prices of financial instruments required to be delivered under open futures contract sales and the aggregate purchase prices under future contract purchases would not exceed 30% of the applicable Portfolio's total assets.

     (11) Make loans to other persons, provided that a Portfolio may purchase debt obligations consistent with its investment objectives and policies and, except for the Cash Management Portfolio, may lend limited amounts (not to exceed 10% of total assets) of its portfolio securities to broker-dealers or other institutional investors.

     (12) Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition or reorganization; or (b) by purchase in the open market of securities of other investment companies involving only customary brokers' commissions and only if immediately thereafter
(i) no more than 3% of the voting securities of any one investment company are owned by the Portfolio, (ii) no more than 5% of the value of the total assets of a Portfolio would be invested in any one investment company, and (iii) no more than 10% of the value of the total assets of a Portfolio would be invested in the securities of such investment companies. A portion of a Portfolio's cash may be invested from time to time in investment companies to which the Adviser or sub-adviser serves as investment adviser; provided that no management or distribution fee will be charged by the Adviser or sub-adviser with respect to any such assets so invested and provided further that at no time will more than 3% of the Portfolio's assets be so invested. Should a Portfolio purchase securities of other investment companies, shareholders may incur additional management, advisory and distribution fees.

     (13) Invest in securities for which there are legal or contractual restrictions on resale, if more than 2% of the value of a Portfolio's total assets would be invested in such securities, or invest in securities for which there is no readily available market, if more than 5% of the value of a Portfolio's total assets would be invested in such securities. In determining securities subject to this 5% restriction, the Portfolios will include repurchase agreements maturing in more than seven days.

      The Income Portfolio has adopted the following additional investment restriction, which is a fundamental policy and may not be changed without the approval of the holders of a majority of the Income Portfolio's outstanding voting securities, as defined above. The Income Portfolio may not invest in non-income producing securities if immediately after such investment more than 35% of the value of its total assets would be invested in such securities. (See "Investment Objectives and Policies" in the Prospectus). However, as an operating policy, the Income Portfolio does not intend to invest in non-income producing securities.

      Additional investment restrictions adopted by the Directors on behalf of the Portfolios, which may be changed by the Directors at their discretion, provide that the Portfolios may not:

     (1) For the Equity, Income, Flex, Cash Management and Real Estate Portfolios, invest more than 10% of the value of the applicable Portfolio's total assets in securities of foreign issuers; provided, however, that the Equity and Flex Portfolios may invest up to 25% of the value of the applicable Portfolio's total assets in sponsored ADRs (American Depository Receipts). The MultiFlex Portfolio may invest up to 40% of total assets in securities of foreign issuers and the International Value Portfolio may invest up to 100% of its total assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.

     (2) Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Prospectus and this Statement of Additional Information for transactions in options, futures, and options on futures and transactions arising under swap agreements. Options on interest rate futures contracts and investments in initial margins will not exceed 5% of the applicable Portfolio's total assets. Covered call options and cash secured puts will not exceed 25% of the applicable Portfolio's total assets. For a detailed discussion on these types of instruments, see the Prospectus.

     (3) Purchase or sell interests in oil, gas or other mineral leases or exploration or development programs. A Portfolio, however, may purchase or sell securities issued by entities which invest in such interests.

     (4) Invest more than 5% of a Portfolio's total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation.

     (5) Purchase or retain the securities of any issuer if any individual officer or Director of a Portfolio, the Adviser or sub-adviser, or any subsidiary thereof owns individually more than 0.5% of the securities of that issuer and all such officers and Directors together own more than 5% of the securities of that issuer.

     (6) Engage in arbitrage transactions.

     Another policy which may be changed by the Directors at their discretion is that, to the extent a Portfolio invests in warrants, a Portfolio's investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of such Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of such Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio as part of a unit or attached to securities may be deemed to be without value.

                          PORTFOLIO SECURITIES LOANS

     Each of the Portfolios, except the Cash Management Portfolio, may lend limited amounts of portfolio securities (not to exceed 10% of total assets) to broker-dealers or other institutional investors. The sub-advisers will monitor the creditworthiness of such broker-dealers in accordance with procedures adopted by the Directors. Fund Management understands that it is the current view of the staff of the Securities and Exchange Commission (the "Commission") that the Portfolios are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Portfolio must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the borrowed securities (determined on a daily basis) rises above the level of the collateral; (3) the applicable Portfolio must be able to terminate the loan after notice; (4) the applicable Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the applicable Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Portfolio must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Portfolio to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the sub-advisers to be of good standing and will not be made unless, in the judgment of the respective sub-adviser, the consideration to be earned from such loans would justify the risk.

      It is expected that each of the Portfolios will use the cash portions of loan collateral to invest in short-term income producing securities for such Portfolio's account and that such Portfolio may share some of the income from these investments with the borrower.

                            MANAGEMENT OF THE FUND

Directors and Officers

      Listed below are the Directors and executive officers of the Fund, their business addresses and their principal occupations during the past five years.

      CHARLES  W.   BRADY,*+   Chairman   of  the  Board  of   Directors.
      Mr.   Brady  is  Chief   Executive   Officer  and  a  director
      of   INVESCO   PLC,   London,   England,   and   of   subsidiaries
      thereof.   He  is  also   Chairman   of  the   Board  of   INVESCO
      Treasurer's    Series    Trust   and   of   The   Global    Health
      Sciences   Fund.   Address:    1315   Peachtree   Street,    N.E.,
      Atlanta, Georgia 30309.  Born:  May 11, 1935.

      FRED   A.   DEERING,   +#   Vice   Chairman   of  the   Board   of
      Directors.   Mr.   Deering   was   formerly   Chairman   of   the
      Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of NN Financial, Toronto, Ontario, Canada;
      Director and Chairman of the Executive Committee of ING America Life, Life Insurance Co. of Georgia, and Southland Life Insurance Company. Vice Chairman of INVESCO Treasurer's Series Trust. Trustee of The Global Health Sciences Fund. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.

      HUBERT L. HARRIS, JR.,*+ President and Director. Mr. Harris has been President of the Fund since April 1991.
      Mr.  Harris  is  also    Chairman  of  INVESCO  Services,   Inc.,
      a  position  he has  held  since  May  1996,  prior  to  which  he
      was   President   from  January  1990  to  April  1996.  He  is  a
      Director     of  INVESCO   PLC,   London,   England,   and  Chief
      Executive Officer of INVESCO Individual Services Group. From November 1988 to January 1990, he was an employee of INVESCO Capital Management, Inc. From 1983 to 1988, Mr. Harris was President and Executive Director of the International Association for Financial Planning. Mr. Harris is a member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology. Address: 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. Born: July 15, 1943.

      VICTOR  L.   ANDREWS,**   Director.   Dr.   Andrews   has  been
      Mills Bee Lane Professor of Banking and Finance and Chairman of the Department of Finance at Georgia State University, Atlanta, Georgia since 1968. Since October 1984, Dr. Andrews has been Director of the Center for the Study of Regulated Industry at Georgia State University. He is a former member of the faculties of the Harvard
      Business School and the Sloan School of Management of MIT. He is also a Director of The Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc., and a Trustee of INVESCO Treasurer's Series Trust. Address:
      Department of Finance, Georgia State University, University Plaza, Atlanta, Georgia 30303^-3083. Born:
      June 23, 1930.

      BOB   R.    BAKER,+**    Director.    Mr.    Baker    has    been
      President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989. Until mid^-December 1988, Mr. Baker served as Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Prior to that time, Mr. Baker served as
      Chairman   of  the   Board   and  Chief   Executive   Officer   of

      First Columbia Financial Corporation. Mr. Baker is a Trustee of INVESCO Treasurer's Series Trust. Address:
      1775   Sherman   Street,    #1000,    Denver,    Colorado   80203.
      Born:  August 7, 1936.

      LAWRENCE   H.   BUDNER,#   Director.   Mr.   Budner  is  a  Trust
      Consultant. Prior to June 1987, he was Senior Vice President and Senior Trust Officer of InterFirst Bank of Dallas, Texas. He is a Trustee of INVESCO Treasurer's Series Trust. Address: 7608 Glen Albens, Dallas, Texas 75225. Born: July 25, 1930.

      DANIEL   D.    CHABRIS,+#    Director.    Mr.    Chabris   is   a
      Financial Consultant. From 1966 to 1988, he was Assistant Treasurer of Colt Industries, Inc., New York,
      New York. He is a Trustee of INVESCO Treasurer's Series Trust. Address: 15 Sterling Road, Armonk, New York 10504. Born: August 1, 1923.

      DAN  J.   HESSER,*   Director.   Mr.   Hesser  is  Chairman  of
      the   Board,   President,   and   Chief   Executive   Officer   of
      INVESCO Funds Group, Inc. Mr. Hesser is also Director of INVESCO Trust Company, and Trustee of The Global Health Sciences Fund. Address: Post Office Box 173706, Denver, Colorado 80217-3706. Born: December 27, 1939.

      KENNETH T. KING,** Director. Mr. King is retired. Mr. King was formerly Chairman of the Board of The Capital Life Insurance Company and of Providence Washington Insurance Company and Director of numerous subsidiaries thereof in the United States. Prior to that, Mr. King was the Chairman of the Board of The Providence Capital Companies in the United Kingdom and Guernsey. Mr. King also served as Chairman of the Board of Symbion Corporation (a high technology company) until 1987. He is a Trustee of INVESCO Treasurer's Series Trust.
      Address: 4080 North Circulo Manzanillo, Tucson, Arizona 85715. Born: November 16, 1925.


      A.D.   FRAZIER,   JR.*,**   Director. ^ Executive Vice President of
      INVESCO PLC (since November 1996). Formerly, Senior Executive Vice President and Chief Operating Officer of the Atlanta Committee for
      the Olympic  Games.  Until  1991,   Mr.   Frazier   was   Executive
      Vice   President   of  the  North   American   Banking   Group  of
      First  Chicago  Bank.   Mr.   Frazier  is  also  Director  of  the
      Atlanta    Chamber    of    Commerce    and    Atlanta    Symphony
      Orchestra   and  a   Trustee   of   INVESCO   Treasurer's   Series
      Trust and The Global Health Sciences  Fund.  Director of Magellan
      Health Services, Inc. and of Charter Medical Corp.  Address:   250
      Williams   Street,    Suite   6000,   Atlanta,    Georgia   30301.
      Born:  June 29, 1944.

      JOHN  W.   MCINTYRE,#   Director.   Mr.   McIntyre   is  retired.
      He  was  formerly  Chairman  of  the  Board  and  Chief  Executive
      Officer   of   Citizens    and   Southern    National    Bank   in
      Atlanta, Georgia, positions he held from May 1986 to December 1991. Prior to that, Mr. McIntyre was Vice Chairman of the Board of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive
      Officer of The Citizens and Southern Georgia Corp. Director of Golden Poultry Co., Inc. He is also a Trustee of INVESCO Treasurer's Series Trust, The Global Health Sciences Fund and Gables Residential Trust.
      Address: Seven Piedmont Center, Suite 100, Atlanta, Georgia 30305. Born: September 14, 1930.

      TONY  D.  GREEN,   Treasurer   and   Secretary.   Mr.  Green  has
      served as Treasurer and Secretary since June 1995. He has also served as Senior Vice President of INVESCO
      Services, Inc. since July 1993. Secretary since April 1995. Prior to joining INVESCO Services, Inc., he was Principal for Mutual Fund Operations at Edward D. Jones
      &  Co.  He  has  also  served  as  Treasurer   and   Secretary  of
      INVESCO    Treasurers    Series    Trust    since    July    1995.
      Address: 1355 Peachtree Street, N.E., Atlanta, Georgia 30309. Born: March 1, 1947.


      MARK  F.  MOOTS,   JR.,   Assistant   Treasurer  and  Assistant
      Secretary. Mr. Moots has served as Chief Financial Officer of INVESCO Services, Inc. since May 1996, prior to which he was Compliance and Accounting Manager from August 1995 to April 1996. Prior to joining INVESCO Services, Inc., he served three years as Chief Financial Officer for Caldwell & Orkin, Inc., a registered investment adviser, and Treasurer for C&O Funds Distributor, Inc., a broker/dealer. He also served as
      Principal Accounting Officer and Treasurer for The Caldwell & Orkin Funds, Inc., a regulated investment company. Prior to 1992, Mr. Moots was employed by Deloitte & Touche LLP. Address: 1355 Peachtree Street, N.E. Atlanta, Georgia, 30309. Born: May 16, 1964.

      --------------------------------------
      *   Messrs.    Brady,   Hesser,   Harris, and, effective November
      1, 1996, Frazier  are   "interested  persons"  (as  that  term  is
      defined  in  the  1940  Act)  of  the  Fund  because  of  their
      affiliation  with  ISI  and/or  its  affiliated  companies.   Mr.
      Frazier is an "interested person" of the Fund for the reasons discussed below under "Director Compensation."


      #  Member of the audit committee of the Fund.

      + Member of the executive committee of the Fund. The executive committee acts upon the current and ordinary business of the Fund between meetings of the Board of Directors. Except for certain powers which, under applicable law, may only be exercised by the full Board of Directors, the executive committee may exercise all powers and authority of the Board of Directors in the management of the business of the Fund. All decisions are subsequently submitted for ratification by the Board of Directors.

      **   Member   of  the   management   liaison   committee   of  the Fund.

      ICM and ISI serve as investment adviser and principal underwriter, respectively, of INVESCO Treasurer's Series Trust. Mr. Brady is also Chairman of the Board, Mr. Deering is Vice Chairman, and all of the Directors of the Fund are directors or trustees of the following investment companies: INVESCO Diversified Funds, Inc.; INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc. All of the Directors of the Fund, except Mr. Hesser, are also trustees of INVESCO Treasurer's Series Trust.

Director Compensation

      The following table sets forth, for the fiscal period ended December 31, 1995: the compensation paid by the Fund to its eight independent directors for services rendered in their capacities as directors of the Fund; the retirement benefits accrued as Fund expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the total compensation paid by all of the mutual funds distributed by ISI and INVESCO Funds Group, Inc., including the Fund, INVESCO Treasurer's Series Trust and The Global Health Sciences Fund (collectively, the "INVESCO Complex") (50 portfolios in total) to these directors for services rendered in their capacities as directors or trustees.

                                         Total
                                    Retirement                     Compensa-
                                      Benefits      Estimated      tion From
                       Aggregate    Accrued As         Annual        INVESCO
                       Compensa-       Part of       Benefits        Complex
Name of Person,        tion From          Fund           Upon        Paid To
Position                 Fund(1)   Expenses(2)  Retirement(3)   Directors(1)
---------------        ---------   -----------  -------------   ------------

Fred A. Deering,
Vice Chairman
of the Board              $7,778        $1,229         $1,022        $87,350

Victor L. Andrews          6,430         1,082          1,127         68,000

Bob R. Baker               7,599         1,116          1,511         73,000

Lawrence H. Budner         7,350         1,161          1,127         68,350

Daniel D. Chabris          7,619         1,325            801         73,350

A. D. Frazier, Jr.(4)     10,848             0              0         63,500

Kenneth T. King            7,436         1,276            927         70,000

John W. McIntyre          11,034             0              0         67,850
                       -----------------------------------------------------

Total                    $66,095        $7,189         $6,515       $571,400

% of Net Assets       0.0088%(5)    0.0010%(5)            N/A     0.0043%(6)

     (1)The vice chairman of the board, the chairman of the audit, management liaison, and compensation committees, and the members of the executive committee each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

     (3)These figures represent the Fund's share of the estimated annual benefits by the INVESCO Complex (excluding the Global Health Sciences Fund which does not participate in any retirement plan) upon the director's retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     (4)Effective November 1, 1996, Mr. Frazier was employed by INVESCO PLC. Because it was possible that Mr. Frazier would be employed with INVESCO PLC effective May 1, 1996, he was deemed to be an "interested person" of the Fund and of the other funds in the INVESCO Complex. Effective November 1, 1996, Mr. Frazier will no longer receive any director's fees or other compensation from the Fund or other funds in the INVESCO Complex for his service as a director.


     (5)Totals as a percentage of the Fund's net assets as of December 31, 1995.

     (6)Totals as a percentage of the net assets of the INVESCO Complex as of December 31, 1995.


     Messrs. Brady, Harris, Hesser, and, effective November 1, 1996, Frazier, as "interested persons" of the Fund and other funds in the INVESCO Complex, receive compensation as officers or employees of ISI or its affiliated companies, and do not receive any director's fees or other compensation from the Fund or other funds in the INVESCO Complex for their services as directors.


      The boards of directors/trustees of the mutual funds managed by INVESCO, INVESCO Advisor Funds, Inc. and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 25% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO, INVESCO Advisor and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. The Fund is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Fund has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

Fund Committees

      The Fund has an audit committee which is comprised of four of the Directors who are not interested persons of the Fund. The committee meets periodically with the Fund's independent accountants and officers to review accounting principles used by the Fund, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Fund also has a management liaison committee which meets quarterly with various management personnel in order (a) to facilitate better understanding of management and operations of the Fund, and (b) to review legal and operational matters which have been assigned to the committee by the Board of Directors, in furtherance of the Board of Directors' overall duty of supervision.

      As indicated in the Prospectus, ISI permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of ISI, ICM, IMR and IRA to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolios.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of ISI and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by ISI, ICM, IMR and IRA.

                   THE ADVISORY AND SUB-ADVISORY AGREEMENTS

      The investment adviser to the Fund is INVESCO Services, Inc., a Georgia corporation (the "Adviser" or "ISI"), which has its principal office at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser is a wholly owned subsidiary of INVESCO Capital Management, Inc., which serves as sub-adviser to five of the Portfolios, as described below.

      The sub-adviser to the Equity, Income, Flex, International Value and Cash Management Portfolios is INVESCO Capital Management, Inc., a Delaware corporation ("ICM"), which has its principal office at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. ICM also has an advisory office in Coral Gables, Florida and a marketing and client service office in San Francisco, California.

      The sub-adviser to the MultiFlex Portfolio is INVESCO Management and Research, Inc., of Boston, Massachusetts ("IMR"), a Massachusetts corporation which has its principal office at 101 Federal Street, Boston, MA 02110. IMR manages funds of approximately $2.4 billion, predominantly in pension and endowment accounts.

      The sub-adviser to the Real Estate Portfolio is INVESCO Realty Advisors, Inc., a Texas corporation based in Dallas ("IRA"), which has its principal office at One Lincoln Centre, Suite 1200, 5400 LBJ Freeway/LB 2, Dallas, Texas 75240. IRA is responsible for providing advisory services in the U.S. real estate markets for INVESCO PLC's clients worldwide. Established in 1983 as a registered investment adviser and qualified professional asset manager, funds under management total $2.7 billion. As of December 31, 1995, its direct portfolio contained 105 properties totalling over 30.6 million square feet of commercial real estate and 13,651 apartment units. Clients include corporate plans and public pension funds as well as endowment and foundation accounts.

     ICM, IMR and IRA are wholly owned  subsidiaries  of INVESCO North  American
Holdings, Inc., formerly Britannia Holdings, Inc. ("INAH"), a Delaware corporation, which is a wholly owned subsidiary of INVESCO PLC. INVESCO PLC is a financial holding company which was organized in 1935. The principal business of INVESCO PLC, which is carried on through subsidiaries, is investment management on a global basis. Through subsidiaries located in London, Denver, Atlanta, Boston, Louisville, Dallas, Tokyo, Hong Kong, Paris, Luxembourg, and the Channel Islands, INVESCO PLC provides investment services around the world. INVESCO PLC's other North American subsidiaries include the following:

     INVESCO Funds Group, Inc., formerly Financial Programs, Inc., an affiliated company which is also a wholly owned subsidiary of INAH, was established in 1932, and engages in the investment advisory business in Denver, Colorado, managing 14 no-load mutual funds consisting of 40 portfolios with combined assets of approximately $12.0 billion at December 31, 1995.

     PRIMCO Capital Management, Inc. ("PRIMCO"), which was established in 1985 and is based in Louisville, Kentucky, specializes in managing stable return investments principally on behalf of Section 401(k) retirement plans.

     INVESCO Asset Management Limited (formerly, "MIM Limited") ("INVESCO Management"), an investment management company located in the United Kingdom. The principal business of INVESCO Management is the management of pension funds, investment trusts, unit trusts, and various investment portfolios on behalf of private clients, charities, corporations, and foreign financial institutions.

     The corporate headquarters of INVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

     Under their Investment Advisory and Sub-Advisory Agreements (the "Agreements") with the respective Portfolios, the Adviser and sub-advisers will, subject to the supervision of the Directors of the Fund and in conformance with the stated policies of the Portfolios, manage the investment operations of the Portfolios. In this regard, it will be the responsibility of the Adviser and sub-advisers not only to make investment decisions for the Portfolios, but also to place the purchase and sale orders for the portfolio transactions of the Portfolios. (See "Brokerage and Portfolio Transactions.") The Investment Advisory Agreement provides that, in fulfilling its responsibilities, the Adviser may engage the services of other investment managers with respect to one or more of the Portfolios.

     The Adviser is also responsible for furnishing to the Portfolios, at the Adviser's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolios, in the judgment of the Directors, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the Securities and Exchange Commission ("SEC") and shareholders. Operational services which are necessary for the day-to-day operations of the Portfolios are provided under a separate Operating Services Agreement between the Fund and ISI (See "Operating Services Agreement").


     Except as discussed below (see "Operating Services Agreement"), each of the Portfolios is responsible for the payment of its own expenses. ^ Interest, taxes, distribution expenses, directors' fees and expenses and extraordinary items such as litigation costs ^ will be borne by the Fund or particular Portfolio, as applicable. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. There were no reimbursements for the Portfolios during the period ended December 31, 1995, except for the Income Portfolio for $17,720. There were no reimbursements for the Portfolios during the period ended December 31, 1994. For the fiscal year ended December 31, 1993, ISI reimbursed the Equity, Income, Flex and Cash Management Portfolios in the following amounts: $3,227, $17,632, $18,993 and $15,099 respectively. For the fiscal year ended December 31, 1992, the Cash Management Portfolio was reimbursed in the amount of $38,925 by ICM, the Portfolio's former adviser. There were no reimbursements for the Equity, Income, or Flex Portfolios during that period. For the fiscal year ended December 31, 1991, there were no reimbursements for the Equity, Income, Flex or Cash Management Portfolios by ICM, the Portfolios' former adviser.


      For the services to be rendered and the expenses to be assumed by the Adviser under the Investment Advisory Agreements, each Portfolio will pay to the Adviser an advisory fee which will be computed daily and paid as of the last day of each month on the basis of the Portfolio's daily net asset value, using for each daily calculation the most recently determined net asset value of the Portfolio. Rule 18f-3 under the 1940 Act ("Rule 18f-3") permits a fund to use a multiclass system including separate class arrangements for distribution of shares and related exchange privileges applicable to the classes. The Fund's Plan Pursuant To Rule 18f-3 provides that advisory and operating services fees (see "Operating Services Agreement") are expenses of a particular Portfolio that are not attributable to a particular class of the Portfolio ("Fund Expenses") so shall be allocated to each class on the basis of its net asset value relative to the net asset value of the Portfolio. (See "Computation of Net Asset Value"). On an annual basis, the advisory fee is equal to 0.75% of the average net asset value of net assets of the Portfolio for each of the Equity and Flex Portfolios, 0.90% of the average net asset value of the Real Estate Portfolio, 1.0% of the average net asset value of each of the MultiFlex and International Value Portfolios, 0.65% of the average net asset value of the Income Portfolio (the Advisor has agreed to reimburse the Income Portfolio for a three year period beginning October 1, 1995, so that the advisory fees shall not exceed 0.40% of average daily net assets) and 0.50% of the average net asset value of the Cash Management Portfolio. Those fees which equal 0.75% of average annual net assets are higher than those generally charged by investment advisers to similar funds for advisory services. However, the Adviser also provides certain supervisory and administrative services to the Portfolios pursuant to the Investment Advisory Agreements. No advisory fee will be paid to the Adviser with respect to any assets of the Portfolios invested in the Cash Management Portfolio.

      For the services to be rendered and the expenses to be assumed by ICM, IMR and IRA under their respective Sub-Advisory Agreements, the Adviser will pay to each sub-adviser a fee which will be computed daily and paid as of the last day of each month on the basis of each Portfolio's daily net asset value, using for each daily calculation the most recently determined net asset value of the Portfolio. (See "Computation of Net Asset Value"). On an annual basis, the sub-advisory fee is equal to 0.20% of the average net asset value of the Portfolio for each of the Equity and Flex Portfolios; 0.10% of the average net asset value of the Portfolio for each of the Income and Cash Management Portfolios; 0.35% of the average net asset value of the Real Estate Portfolio on assets up to $100 million and 0.25% on assets in excess of $100 million; 0.35% of the average net asset value of the MultiFlex Portfolio on assets up to $500 million and 0.25% on assets in excess of $500 million; and the following for the International Value Portfolio: 0.35% on net assets up to $50 million, 0.30% on net assets over $50 million and up to $100 million, and 0.25% on net assets over $100 million.

      The current Investment Advisory and Sub-Advisory Agreements were approved by the shareholders of the Equity, Income, Flex and Cash Management Portfolios on June 8, 1993, by the sole shareholder of the MultiFlex Portfolio on November 8, 1993, and by the sole shareholder of the Real Estate and International Value Portfolios on April 10, 1995. The Agreements will each continue in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of each applicable Portfolio's outstanding voting securities (as defined under "Investment Restrictions" in the Prospectus) or by the Directors, and (ii) the vote of a majority of the Directors, who are not "interested persons" (as such term is defined in the 1940
Act) of the Portfolios or the Adviser or the respective sub-adviser. The Agreements are terminable on 60 days' written notice by either party thereto and will terminate automatically if assigned.

     For the fiscal years ended December 31, 1995, 1994 and 1993 the aggregate amounts of the advisory fees paid to the Adviser (ISI for the period July 1, 1993 through December 31, 1994 and ICM in prior periods) by the Portfolios, were as follows:

                                                December 31,
Portfolio                             1995              1994              1993
---------                             ----              ----              ----

Equity                          $  725,315        $  594,977        $  682,566
Income (net)                       177,461           243,102           360,382
Flex                             2,387,908         1,909,886         1,742,393
MultiFlex                        1,424,150           815,359             5,794
Real Estate                         13,012               N/A               N/A
International Value                 24,906               N/A               N/A
Cash Management                     85,504            93,680            86,715

      The investment advisory services of the Adviser to the Portfolios are not exclusive and the Adviser is free to render investment advisory services to others, including other investment companies.

                         OPERATING SERVICES AGREEMENT

      ISI, as manager of the Portfolios, also provides operating services pursuant to an Operating Services Agreement with the Fund. Under the Operating Services Agreement, each Portfolio pays to the Manager an annual fee of 0.45% of daily net assets of the Portfolio for providing or arranging to provide
accounting,   legal  (except  litigation),   dividend   disbursing,  registrar,
custodial, shareholder reporting, sub-accounting and recordkeeping services and functions. These agreements provide that the Manager pays all fees and expenses associated with these and other functions, including, but not limited to, registration fees, shareholder meeting fees, and proxy statement and shareholder report expenses.

      The combined effect of the Advisory Agreements and Operating Services Agreement, and the Distribution Plans of each of the Portfolios (see "Distribution of Shares"), is to place a cap or ceiling on the total expenses of each Portfolio, other than brokerage commissions, interest, taxes, litigation, directors' fees and expenses, and other extraordinary expenses. ISI has voluntarily agreed to adhere to maximum expense ratios for the Portfolios. To the extent that a Portfolio's expenses exceed the amounts listed below, ISI will waive its fees or reimburse the Portfolio to assure that each Portfolio's expenses do not exceed the designated maximum amounts except for those items specifically identified above. The expense ceilings include reductions at larger asset sizes to reflect anticipated economies of scale as the Portfolios grow in size.

      If, in any calendar quarter, the average net assets of the Equity or Flex Portfolios are less than $500 million, expenses shall not exceed 2.20%; on the next $500 million of net assets, expenses shall not exceed 2.15%; on the next $1 billion of net assets, expenses shall not exceed 2.10%; and on all assets over

$2 billion, expenses shall not exceed 2.05%. In any calendar year, the expenses of the Income Portfolio may not exceed 1.70% . If, in any calendar quarter, the average net assets of the MultiFlex or International Value Portfolio are less than $100 million, expenses shall not exceed 2.45%; on the next $400 million of net assets, expenses shall not exceed 2.40%; on the next $500 million of net assets, expenses shall not exceed 2.35%; on the next $1 billion of net assets, expenses shall not exceed 2.30%; and on all assets over $2 billion, expenses shall not exceed 2.25%. If, in any calendar quarter, the average net assets of the Real Estate Portfolio are less than $500 million, expenses shall not exceed 2.35%; on the next $500 million of net assets, expenses shall not exceed 2.25%; and on all assets over $1 billion, expenses shall not exceed 2.20%. In any calendar year, the expenses of the Cash Management Portfolio may not exceed 0.95% of average net assets. The Adviser has agreed to reimburse the Income Portfolio for a three-year period beginning October 1, 1995, so that the expenses shall not exceed 1.45% of average net assets per annum.

                                THE DISTRIBUTOR

      ISI, the Fund's distributor (the "Distributor"), is the principal underwriter of the Fund under a separate Distribution Agreement dated as of July 1, 1993, as amended November 1, 1993, April 19, 1995 and February 16, 1996 (the "Distribution Agreement"). All of the Distributor's outstanding shares of voting stock are owned by ICM. The Distributor's office is located at 1355 Peachtree Street, N.E., Atlanta, Georgia 30309. The Distributor will receive payments from each Portfolio, except the Cash Management Portfolio, pursuant to the provisions of the Fund's plans of distribution described under "Distribution of Shares."

      Prior to May 1, 1995, the Distributor received directly the full amount of all contingent deferred sales charges paid upon redemption of shares of the Equity, Income, and Flex Portfolios purchased prior to January 1, 1992.
Imposition of a contingent deferred sales charge on redemptions of shares purchased prior to 1992 has been discontinued.

      The aggregate amounts of contingent deferred sales charges received by the Distributor for the fiscal year ended December 31, 1995, were as follows:

      Equity Portfolio                               $ 3,391
      Income Portfolio                                   901
      Flex Portfolio                                  15,716
      MultiFlex Portfolio                              2,167
      Cash Management Portfolio                            0
      Real Estate Portfolio                               79
      International Value Portfolio                        7

      The aggregate amount of payments (not including contingent deferred sales charges) received by the Distributor for the fiscal year ended December 31, 1995, from each of the Portfolios, except the Cash Management Portfolio, was as follows:

      Equity Portfolio                            $  967,086
      Income Portfolio                               241,340
      Flex Portfolio                               3,183,877
      MultiFlex Portfolio                          1,424,150
      Real Estate Portfolio                           14,458
      International Value Portfolio                   24,906

      The amounts paid by each of the Portfolios, except the Cash Management Portfolio, under the Class C Distribution Plan (described below) for the fiscal year ended December 31, 1995, were used by the Distributor as follows:

                                     Printing and Mailing         Compensation
                                     Prospectus (to other       to Dealers and
Portfolio             Advertising      than Shareholders)       other Expenses
---------             -----------    --------------------       --------------

Equity                    $60,000                 $20,125             $886,961
Income                      4,954                  10,000              226,386
Flex                      226,932                  90,000            2,866,945
MultiFlex                  52,851                  45,000            1,326,299
Real Estate                 3,000                   7,507                3,951
International Value        10,138                   5,802                8,966

      Any remaining amounts paid to the Distributor were retained by it to offset the initial commission paid by the Distributor to dealers selling shares of the Equity, Income and Flex Portfolios.

      Class A shares were not offered for sale at the time and there were no payments under the Class A Distribution Plan.

                            DISTRIBUTION OF SHARES

     Rule 12b-1 under the 1940 Act ("Rule 12b-1") permits a fund to use its assets to bear expenses of distributing its shares if it complies with various conditions, including adoption of a plan of distribution containing certain provisions set forth in the Rule. The plans described below ^ were approved by the Directors of the Fund with respect to the Equity, Income, Flex, MultiFlex, Real Estate and International Value Portfolios, including a majority of the Directors who are not "interested persons" of the Portfolios as defined in the 1940 Act ("Independent Directors") and the Directors who have no direct or indirect financial interest in the plan or any agreement related thereto (the "Rule 12b-1 Directors"), who currently are the same persons as the Independent Directors. The Directors have determined that, in their judgment, there is a reasonable likelihood that the plans will benefit each Portfolio and its shareholders by, among other things, providing broker-dealers with an incentive to sell additional shares of the Fund, thereby helping to satisfy the Fund's liquidity needs and helping to increase the Fund's investment flexibility. In their regular quarterly reviews of the plans, the Directors consider their continued appropriateness and the levels of compensation provided in the plans, and the continuation of the plans is approved annually. On June 8, 1993, the Distribution Plan applicable to Class C shares was approved by shareholders of the Equity, Income, and Flex Portfolios. On November 8, 1993, the ^ Plan applicable to Class C shares was approved by the sole shareholder of the

MultiFlex Portfolio. On April 10, 1995, the Plan applicable to Class C shares was approved by the sole shareholder of each of the Real Estate and International Value Portfolios. The Class A Distribution Plan was approved by the Board of Directors of the Fund at its August 13, 1996 Board meeting, and by the initial shareholder(s) of Class A shares of each Portfolio prior to their public offering.


Class A Distribution Plan. The Class A Plan provides that each Portfolio may incur certain distribution and maintenance fees which may not exceed a maximum annual rate of ^ 0.35% of the average net assets of the Portfolios attributable to Class A shares ^ except the Cash Management and Income Portfolios. The Income Portfolio payments under the Class A Plan may not exceed a maximum annual rate of 0.25% of the average daily net assets. The Cash
Management Portfolio has NOT adopted a plan of distribution for either class. This expense includes the payment ^ to broker-dealers ^ of a "service fee" for providing account maintenance or personal service to existing shareholders.

Under the Class A Plan, broker-dealers selling Fund shares may be paid fees for selling shares and maintaining Fund assets. Generally, an asset-based fee for selling shares and providing services to shareholders will be paid out of Rule 12b-1 plan payments by the Distributor as a ^ "service fee." The service fee, computed on the basis of the average net asset value of Class A shares sold by broker-dealers which are outstanding on the books of such Portfolios for each month, will be made at least quarterly to the selling broker-dealer.
Additionally, the plan authorizes each applicable Portfolio, subject to the annual limitations described above, to pay the Distributor (or other broker-dealers): (1) the costs and expenses incurred in preparation, printing and distribution of the Fund's sales literature and prospectuses and statements of additional information for prospective investors; (2) amounts from time to time to support marketing shares of the Fund through programs with broker-dealers selling Fund shares; and (3) overhead expenses which include the costs of ISI's personnel whose primary responsibilities involve marketing the Fund. In addition, the plan provides that the Portfolios may pay, subject to the annual limitations, such other distribution costs and expenses as the Directors may from time to time specify.


Class C Distribution Plan. The Class C Plan provides that each Portfolio may incur certain distribution and maintenance fees which may not exceed a maximum annual rate of 0.60% of the Income Portfolio's average net assets attributable to Class C shares , and 1.0% of the other Portfolios' average annual net assets attributable to their respective Class C shares. This expense includes the payment of 0.25% of ^ average annual net assets to broker-dealers as a "service fee" for providing account maintenance or personal service to existing shareholders.

      Under the Class C Plan, broker-dealers selling Fund shares may be paid fees for selling shares and maintaining Fund assets. Generally, an asset-based fee for selling shares and providing services to shareholders will be paid out of Rule 12b-1 plan payments by the Distributor as follows: payments not exceeding 1.0% per annum (0.60% per annum for the Income Portfolio), which amount includes the 0.25% "service fee," of the average net asset value of Fund shares sold by broker-dealers, which are outstanding on the books of such

Portfolios for each month, will be made at least quarterly to the selling broker-dealer. Additionally, the plan authorizes each applicable Portfolio, subject to the annual limitations described above, to pay the Distributor (or other broker-dealers): (1) the costs and expenses incurred in preparation, printing and distribution of the Fund's prospectuses^ and statements of additional information for prospective investors, and sales literature; (2) amounts from time to time to support marketing shares of the Fund through programs with broker-dealers selling Fund shares; and (3) overhead expenses which include the costs of ISI's personnel whose primary responsibilities involve marketing the Fund. In addition, the plan provides that the Portfolios may pay, subject to the annual limitations, such other distribution costs and expenses as the Directors may from time to time specify.

     The Plans may be terminated at any time by vote of a majority of the Rule 12b-1 Directors or by vote of a majority of the outstanding voting securities of the applicable class of the Portfolio. Any change in a ^ Plans that would materially increase the distribution expenses of a class of the Portfolio provided for in the ^ Plans requires shareholder approval; otherwise, the Plans may be amended by a majority of the Directors, including a majority of the Rule 12b-1 Directors.

      For so long as the Plans are in effect, the Portfolios will be required to commit the selection and nomination of candidates for Independent Directors to the discretion of the Independent Directors.

      The total amounts paid by each Portfolio under the foregoing arrangements for any year may not exceed the maximum plan limit specified above, and the amounts and purposes of expenditures under the Plans must be reported to the Rule 12b-1 Directors quarterly. The Rule 12b-1 Directors may require or approve changes in the implementation or operation of the Plans and may also require that total expenditures by each applicable class of a Portfolio under the ^ Plans be kept within limits lower than the maximum amount permitted by the ^ Plans as stated above.

     The Distributor may pay additional amounts from its own resources to dealers or others who meet designated eligibility criteria relating to sales of Fund shares, or who provide administrative or informational assistance to shareholders.

                       DISTRIBUTIONS AND TAX INFORMATION

Distributions

      It is the intention of the Equity, Income, Flex, MultiFlex, Real Estate and International Value Portfolios to distribute to its respective shareholders all of the applicable Portfolio's net investment income and net realized capital gains, if any. The per share dividends and distribution on each class of shares of a Portfolio will be reduced as a result of any service fees applicable to that class. The gross income, realized and unrealized capital gains and losses and expenses (other than Class Expenses, as defined below) of each Portfolio, other than Cash Management, shall be allocated to each class on the basis of its net asset value relative to the net asset value of the Portfolio. Expenses to be so allocated include expenses of the Fund that are allocated to a Portfolio and are not attributable to a particular Portfolio or class of a Portfolio ("Fund Expenses") and expenses of the particular Portfolio that are not attributable to a particular class of the Portfolio ("Portfolio Expenses"). Fund Expenses include, but are not limited to, directors' fees. Portfolio Expenses include advisory fees and operating service fees. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, but only if the Company's President and Treasurer have determined, subject to Board approval, that such category of expense will be treated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Internal Revenue Code of 1986, as amended ("Code").

      The Equity, Flex, MultiFlex, and Real Estate Portfolios make periodic distributions of their net investment income (including any net short-term capital gain) during the months of March, June, September and December and ^ distributes any realized net capital gains at least annually, during the month of December. The International Value Portfolio makes semiannual distributions of net investment income (including any net short-term capital gain) during the
months of June and December and   distributes  any realized net capital gain at
least  annually,  during the month of  December.  The Income  Portfolio   makes
monthly distributions of its net investment income (including any net short-term
capital  gain),  and   distributes  any  realized  net  capital  gain at  least
annually, during the month of December.

     The net income of the Cash Management Portfolio is declared daily and its dividends are distributed monthly. Net realized capital gains, if any, are distributed at least annually, during the month of December. Cash Management Portfolio will allocate gross income, realized and unrealized capital gains and losses and expenses to each class on the basis of relative net assets (settled shares), provided that each class shall bear any Class Expense. "Relative net assets (settled shares)," for this purpose, are net assets valued in accordance with generally accepted accounting principles but excluding the value of subscriptions receivable, in relation to the net assets of Cash Management Portfolio. Expenses to be so allocated also include expenses of the Fund that are allocated to a Portfolio and are not attributable to a particular Portfolio or class of a Portfolio ("Fund Expenses") and expenses of the particular Portfolio that are not attributable to a particular class of the Portfolio ("Portfolio Expenses"). Fund Expenses include, but are not limited to, directors' fees.

      All such distributions will be reinvested automatically in additional shares (or fractions thereof) of each applicable Portfolio and class pursuant to each Portfolio's Automatic Dividend Reinvestment Plan unless a shareholder has elected not to participate in this plan or has elected to terminate his participation in the plan and to receive his distributions in excess of ten dollars in cash. Shareholders of the Cash Management Portfolio who redeem all of their shares at any time during the month will be paid all dividends accrued through the date of redemption. Shareholders of the Cash Management Portfolio who redeem less than all of their shares will be paid the proceeds of the redemption in cash, and dividends with respect to the redeemed shares will be reinvested in additional shares (unless the shareholder has elected not to participate in the Portfolio's Automatic Dividend Reinvestment Plan or has elected to terminate his participation in such plan). (See "Automatic Dividend Reinvestment Plan" in the Prospectus.)

Federal Taxes

     Each Portfolio of the Fund intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, a Portfolio generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and (c) diversify its holdings so that, at the and of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government   securities  and  the  securities  of  other  regulated   investment
companies).

      As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of each Portfolio's investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Portfolios intend to distribute substantially all of such income.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. To avoid the tax, each Portfolio must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Portfolio intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December of the year with a record date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Options, Futures and Foreign Currency Forward Contracts

      Some of the options, futures and foreign currency forward contracts in which a Portfolio may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

      The transactions in options, futures and forward contracts undertaken by a Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Portfolio are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Portfolio, which is taxed as ordinary income when distributed to shareholders.

      A Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

      The 30% Limitation and the diversification requirements applicable to each Portfolio's assets may limit the extent to which a Portfolio will be able to engage in transactions in options, futures and forward contracts.

Swap Agreements

      The MultiFlex and International Value Portfolios may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Portfolio intends to account for such transactions in a manner deemed to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Portfolio will be able to engage in swap agreements.

Currency Fluctuations -- "Section 988" Gains or Losses

      Gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Portfolio shares.

Investment in Passive Foreign Investment Companies

      A Portfolio may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Portfolio to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Portfolio's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Portfolio level under the PFIC rules would generally be eliminated, but the Portfolio could, in limited circumstances, incur nondeductible interest charges. A Portfolio's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

      Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Portfolio itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Debt Securities Acquired at a Discount

      Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

      Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

      A Portfolio generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Portfolio. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Portfolio or by borrowing.

Distributions

      With respect to tax-exempt shareholders, distributions from the Portfolios will not be subject to federal income taxation to the extent permitted under the applicable tax-exemption. With respect to shareholders that are not exempt from federal taxation, distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Portfolio to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Portfolio as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Portfolio's shares and are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S.
federal tax status of distributions.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Portfolio just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

Disposition of Shares

     With respect to tax-exempt shareholders, a redemption, sale or exchange of shares of a Portfolio will not be subject to federal income taxation to the extent permitted under the applicable tax-exemption. Upon a redemption, sale or exchange of his or her shares of a Portfolio, a shareholder that is not exempt from federal income taxation will realize a taxable gain or loss depending upon his or her basis in the shares. However, it is not expected that dispositions of Cash Management Portfolio shares will give rise to a gain or loss, if that Portfolio maintains a net asset value per share of one dollar. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

Backup Withholding

      Each Portfolio will be required to report to the Internal Revenue Service (the "IRS") all distributions and, with the exception of the Cash Management Portfolio, will also be required to report gross proceeds from the redemption of the Portfolio's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of Portfolio shares (with the exception of Cash Management Portfolio shares) will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Portfolio with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

Other Taxation

     Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Portfolios or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

                         SERVICES PROVIDED BY THE FUND

Systematic Withdrawal Plan

      As described in the Prospectus, the Fund offers a Systematic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. Since withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in a Portfolio will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 25th day of each month preceding payment and payments will be mailed within five business days thereafter. The CDSC on continuing withdrawals of Class C shares pursuant to the Systematic Withdrawal Plan may be waived for withdrawals up to an annual total of 10% of the value of the shareholder's account.

      The Systematic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such Plan do not represent income or a return on investment.

      A Systematic Withdrawal Plan may be terminated at any time by directing a written request to the Transfer Agent. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.

Exchange Privilege

      As discussed in the Prospectus, the Fund offers shareholders the privilege of exchanging shares of their respective class of a Portfolio for shares of the same class of the other Portfolios. Also, Class C shares to which no CDSC is applicable may be exchanged for Class A shares of the same or another Portfolio. Class A shares may not be exchanged for Class C shares of any Portfolio. The exchange privilege is not an option or right to purchase securities, but is a revocable privilege permitted under the present policies of each of the Portfolios and is not available in any state or other jurisdiction where the shares into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the Prospectus.

      The exchange of shares of one of these Portfolios for shares of another Portfolio is treated for federal income tax purposes as a sale of the shares given in exchange and an investor (other than a tax-exempt investor) may, therefore, realize a taxable gain or loss. However, no gain or loss is generally realized when Class C shares are exchanged for Class A shares of the same Portfolio. The Portfolios reserve the right, upon 60 days' notice to shareholders, to impose reasonable fees and restrictions with respect to the exchange privilege and to modify or terminate the exchange privilege. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the Portfolio into which the shareholder is exchanging are temporarily suspended, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

Automatic Dividend Reinvestment Plan

      For convenience of the shareholders and to permit shareholders to increase their shareholdings in the Portfolios in which they have invested, each Portfolio maintains an Automatic Dividend Reinvestment Plan. For a discussion of this plan, see "Automatic Dividend Reinvestment Plan" in the Prospectus.

Automatic Monthly Exchange

      For convenience of the shareholders, each Portfolio maintains an automatic monthly exchange program. For a discussion of this plan, see "Automatic Monthly Exchange" in the Prospectus.

BankDraft

      As discussed in the Prospectus, the Portfolios offer shareholders who wish to maintain a schedule of monthly investments the option of drawing a preauthorized amount from the shareholder's bank account to purchase shares. See "BankDraft" in the Prospectus for additional information on this program.

                     BROKERAGE AND PORTFOLIO TRANSACTIONS

      The Adviser or sub-advisers will arrange for the placement of orders and the execution of portfolio transactions for each of the Portfolios. Various brokerage firms may be used to carry out portfolio transactions. The Adviser and sub-advisers have agreed, in selecting brokers and dealers to be used in portfolio transactions, to give primary consideration to the broker's or dealer's ability to provide the best execution of the transaction at prices most favorable to the Portfolios. When such transactions involve listed securities, the Adviser and sub-advisers take into consideration the advisability of effecting the transaction with a broker or dealer which is not a member of the securities exchange on which the security is listed, i.e., a third market transaction, or effecting the transaction in the institutional or fourth market. In over-the-counter market transactions, the Adviser and sub-advisers attempt to deal with the primary market maker and thereby avoid payment of a brokerage commission. However, in situations where in the Adviser's or sub-advisers' judgment execution through some other broker is likely to result in a savings or other advantage to the Portfolio, such broker will be used.

      With respect to fixed and variable income securities, such portfolio securities generally will be purchased or sold to parties acting as either principal or agent. Newly issued securities normally will be purchased directly from the issuer or from an underwriter acting as principal. Other purchases will be placed with those dealers whom the Adviser or sub-advisers believe will provide the best execution of the transaction at prices most favorable to the applicable Portfolio. Usually, no brokerage commissions (as such) are paid by the Portfolio for such transactions, although the price paid usually includes an undisclosed compensation to the dealer. The prices paid to the underwriters of newly-issued securities normally include a concession paid by the issuer to the underwriter. Purchases of after-market securities from dealers normally are executed at a price between bid and asked prices.

      Subject to the primary consideration of best execution at prices most favorable to the applicable Portfolio, the Adviser or sub-advisers may, in the allocation of such investment transaction business, consider the general research and investment information and other services provided by the brokers and dealers, although they have adopted no formula for such allocation. These research and investment information services make available to the Adviser and sub-advisers the views and information of individuals and research staffs of many securities firms for the Adviser's or sub-advisers' analysis and consideration. Although such information may be a useful supplement to the Adviser's and sub-advisers' own investment information, the value of such research and services is not expected to reduce materially the expenses of the Adviser or sub-advisers in the performance of its services under the Agreements and will not reduce the advisory fee payable to the Adviser by the Portfolios. In recognition of the value of the above-described brokerage and research services provided by certain brokers, the Portfolios' Adviser or sub- advisers, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Portfolios on which the commissions or discounts are in excess of those which other brokers might have charged for effecting the same transactions.

      The Adviser and sub-advisers may also follow a policy of considering sales of shares of the Portfolios as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the primary consideration of best execution discussed above.

      On occasions when the Adviser or sub-advisers deem the purchase or sale of a security to be in the best interest of a Portfolio as well as other customers, the Adviser or sub-advisers, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold for such parties in order to obtain best execution and lower brokerage commissions. In such event, allocation of the shares so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser or sub-advisers in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the applicable Portfolio. In some cases the aggregation of securities to be sold or purchased could have a detrimental effect on the price of the security insofar as a Portfolio is concerned. However, in other cases, the ability of a Portfolio to participate in volume transactions will be beneficial to the Portfolio.

      For the fiscal years ended December 31, 1995, 1994, and 1993, the Equity Portfolio paid total brokerage commissions of $86,189, $64,780, and $129,353, respectively. For the fiscal year ended December 31, 1995, the Equity Portfolio paid $0 to brokers providing research services for this Portfolio. For the fiscal years ended December 31, 1995, 1994 and 1993, the Flex Portfolio paid total brokerage commissions of $116,550, $96,813, and $155,513, respectively. For the fiscal year ended December 31, 1995, the Flex Portfolio paid $0 to brokers providing research services for this Portfolio. For the fiscal years ended December 31, 1995, 1994 and 1993, the MultiFlex Portfolio paid total brokerage commissions of $247,023, $269,827 and $10,450. For the fiscal year ended December 31, 1995, the MultiFlex Portfolio paid $83,028 to brokers providing research services for this Portfolio. For the period ended December 31, 1995, the Real Estate and International Value Portfolios paid total brokerage commissions of $15,119 and $5,884, respectively, and the Real Estate Portfolio paid $381 to brokers for research services. The Real Estate and International Value Portfolios commenced operations on May 1, 1995. There were no brokerage commissions paid to affiliated broker-dealers during the fiscal years ended December 31, 1995, 1994, or 1993, by any of the Portfolios.

      During the fiscal years ended December 31, 1995, 1994, and 1993, the Equity Portfolio's portfolio turnover rates were 17%, 21%, and 47%, respectively; the Income Portfolio's portfolio turnover rates were 24%, 59%, and 92%, respectively; the Flex Portfolio's portfolio turnover rates were 5%, 36%, and 27%, respectively; and the MultiFlex Portfolio's portfolio turnover rates were 50%, 81% and 0.5%, respectively. For the period ended December 31, 1995, the Real Estate and International Value Portfolios' portfolio turnover rates were 7% and 2%, respectively. The Real Estate and International Value Portfolios commenced operations on May 1, 1995.

      At December 31, 1995, certain of the Portfolios held securities of the Fund's regular brokers or dealers, or their parents, as follows:

                                                      Value of Securities
Portfolio               Broker or Dealer             at December 31, 1995
---------               ----------------             --------------------

Equity Portfolio        Morgan Stanley Group                  $1,491,563

Flex Portfolio          Morgan Stanley Group                  $4,031,250


MultiFlex Portfolio     Bear Stearns Co., Inc.                  $800,023
                        Dean Witter Discover & Co.              $499,307
                        Morgan Stanley Group                    $540,187


                                 REDEMPTIONS

It is possible that in the future conditions may exist which would, in the opinion of the Directors, make it undesirable for a Portfolio to pay for redeemed shares in cash. In such cases, the Directors may authorize payment to be made in portfolio securities or other property of the applicable Portfolio. However, each Portfolio is obligated under the 1940 Act to redeem for cash all shares presented to such Portfolio for redemption by any one shareholder up to $250,000 (or 1% of the applicable Portfolio's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Portfolio's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.


                            PERFORMANCE INFORMATION

      The Portfolios may from time to time include figures indicating their yield and total return in advertisements or reports to shareholders or prospective investors. Following is information on how those figures are computed.

Yield

      (a) Cash Management Portfolio

      The Cash Management Portfolio may advertise its "yield" and "effective yield." Both figures are based on historical earnings and are not intended to indicate future performance.

      The "yield" of the Cash Management Portfolio is the income on a single share of the Portfolio over a seven-day base period (which period will be stated in the advertisement), which income is then "annualized." That is, the income generated in the seven-day base period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield does not reflect capital changes but does reflect a deduction for expenses. More technically, the change (exclusive of capital changes) in the value of a single share for a specified seven-day period, less prorated expenses for that period, is stated as a percentage of the share value at the beginning of that period ("base period return"). This figure is then annualized by multiplying it by 365/7 and carrying the result to at least the nearest hundredth of one percent.

      "Effective yield" is calculated similarly but, when annualized, the income earned on a share is assumed to be reinvested. The effective yield on a share is thus higher than the yield because it reflects the compounding of reinvested income. More technically, effective yield is calculated as follows, using the same base period return figure that is used in the yield calculation:

      Effective yield = [(base period return + 1) to the 365/7th power] - 1

      Based on the seven-day period ended December 31, 1995, the yield for the Cash Management Portfolio was 4.60%, and the effective yield was 4.76%. Average portfolio maturity for that period was 19 days.

      (b)   Portfolios other than Cash Management Portfolio

      Portfolios other than Cash Management may advertise "yield," "dividend yield" and "distribution yield" for each class. Quotations of yield for each class of these Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share (which includes the maximum sales charge) on the last day of the period, according to the following formula:

            Yield = 2[(a-b + 1) to the 6th power -1]
                    cd

where       a =   dividends and interest earned during the period
            b =   expenses accrued for the period (net of reimbursements
                  or waivers),
            c =   the average daily number of shares outstanding during
                  period that were entitled to receive dividends, and
            d =   the maximum offering price per share on the last day
                  of the period.

      For the 30-day period ended December 31, 1995, the yields for shares now designated as Class C shares of the following Portfolios were:

            Income Portfolio              2.92%
            Real Estate Portfolio         1.64%

      Dividend yield is a measure of investment return during a specified period based on dividends actually paid by a class of a Portfolio during that period. Dividend yield is calculated by totalling the dividends paid by a class from its net investment income during the specified period and dividing that sum by the net asset value per share of the class on the last day of the period. Distribution yield is computed in the same way, but includes distributions paid with respect to a class from capital gains realized by the Portfolio, as well as dividends from the net investment income of the class. Where the dividend or distribution yield is calculated for a period of less than a year, results may be annualized by using the following calculation method:

      Total dividends/distributions paid by the class during the specified period are divided by the net asset value of a class share on the last day of the specified period. This result is divided by the number of days in the specified period and the result is multiplied by 365.

      The dividend yields for shares now designated as Class C shares each of the following Portfolios for the 30-day period ended December 31, 1995 were as follows:

      Income Portfolio                    4.71%
      Real Estate Portfolio               2.14%*

      The distribution yields for shares now designated as Class C shares of each of the following Portfolios for the 30-day period ended December 31, 1995 were as follows:

      Income Portfolio                    4.71%
      Real Estate Portfolio               2.14%*

      *Annualized

Total Return

      Portfolios other than Cash Management Portfolio may advertise their "average annual total return" and their "total return." Average annual total return and total return figures represent the increase (or decrease) in the value of an investment in the Fund over a specified period. Both calculations assume that all income dividends and capital gains distributions during the period are reinvested at net asset value in additional shares of the respective Portfolio.

     Quotations of the average annual total return for each class reflect the deduction of a proportional share of expenses allocated to the class and Class Expenses on an annual basis. The results, which are annualized, represent an average annual compound rate of return on a hypothetical investment in the class over a period of 1, 5 and 10 years ending on the most recent calendar quarter calculated pursuant to the following formula:

            P(1 + T)to the nth power = ERV

where P =         a hypothetical initial payment of $1,000
      T =         the average annual total return,
      n =         the number of years, and
      ERV =       the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

      The average annual total return as of December 31, 1995 for shares now designated as Class C shares of each of the following Portfolios for the periods listed below were as follows:

                                                                  Since
Portfolio                     1 Year      5 Years     10 Years    Inception
---------                     ------      -------     --------    ---------

Equity                         30.28%        15.39%       12.19%      13.53%
Income                         21.12%         8.51%        7.67%       8.92%
Flex                           27.30%        13.73%        0.00%      11.05%*
MultiFlex                      21.58%         0.00%        0.00%       9.54%**
Real Estate                     9.12%         0.00%        0.00%       9.12%***
International Value            11.28%         0.00%        0.00%      11.28%***
-----------------------

*     From 02-24-88 (commencement of operations) (7.85 years).
**    From 11-17-93 (commencement of operations) (2.13 years).
***   From 05-01-95 (commencement of operations) (0.67 years).

      The following tables illustrate performance of shares of each Portfolio that are now designated as Class C shares. (Class A shares were not offering during the periods illustrated.)

                                          One         Five        Ten
                                          Year        Years       Years
                                          ----        -----       -----
Equity Portfolio

Based on the average  annual
  compound  rates of return
  listed above over these
  periods,  you could have expected
  the following redeemable values
  on a $1,000 investment assuming
  redemption at the end of each time
 period (December 31, 1995)              $1,293      $2,046      $3,159

You could have expected the following
 values assuming no redemption at the
 end of each time period
 (December 31, 1995)                     $1,303      $2,046      $3,159

                                          One         Five        Ten
                                          Year        Years       Years
                                          ----        -----       -----


Income Portfolio

Based on the average  annual
  compound  rates of return
  listed above over these
  periods,  you could have expected
  the following redeemable values
  on a $1,000 investment assuming
  redemption at the end of each time

 period (December 31, 1995)             $1,205      $1,504      $2,094


You could have expected the following
 values assuming no redemption at the
 end of each time period
 (December 31, 1995)                      $1,211      $1,504     $2,094


                                            One         Five
                                            Year        Years
                                            ----        -----
Flex Portfolio

Based on the average annual
 compound rates of return
 listed above over these
 periods,  you could have expected
 the following redeemable values
 on a $1,000 investment assuming
 redemption at the end of each time
 period (December 31, 1995)                $1,263      $1,903

You could have expected the following
 values assuming no redemption at the
 end of each time period
 (December 31, 1995)                       $1,273      $1,903


      Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results. The following table provides the actual total rates of return for shares that are now designated as Class C shares of the indicated Portfolios for the fiscal years ended December 31, 1995, 1994, 1993 and 1992. These rates of return are net of all expenses and assume all dividends and distributions by the Portfolios have been reinvested on the reinvestment dates during each period.

                                                      Real        Internation-
      Equity         Income   Flex        MultiFlex   Estate      al Value
      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio

1995      30.28%      21.12%      27.30%      21.58%      9.12%**     11.28%**
1994       2.69%      -1.80%       0.64%      -1.02%      0.00%        0.00%
1993       9.16%       7.39%      10.48%       0.46%*     0.00%        0.00%
1992       4.84%       4.74%       7.72%       0.00%      0.00%        0.00%


*   Since November 17, 1993 (commencement of operations).
**  Since May 1, 1995 (commencement of operations).

      Performance information for a Portfolio or class reflects only the performance of a hypothetical investment in that Portfolio or class during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objectives and policies, the types of quality of the Portfolio's portfolio investments, market conditions during the particular time period and operating expenses. Such information should not be considered as a representation of the future performance of a Portfolio or class.

                                 MISCELLANEOUS

Principal Shareholders


     As of ^ November 8, 1996, the following entities owned of record or beneficially 5% or more of the shares of a Portfolio:

Name and Address of                                     Number      Percent
Beneficial Owner           Portfolio                 of Shares     of Class
-------------------        ---------                 ---------     --------

Merrill Lynch Pierce       Equity                    ^ 283,251     ^ 16.69%
  Fenner & Smith           Income                    ^  57,944     ^ 10.55%
Trade Account              Flex                      ^ 797,087     ^ 11.39%
4800 Deer Lake Drive       MultiFlex                 ^ 415,683     ^  8.58%
Jacksonville, FL  32216
                           International Value       ^ 432,419     ^ 48.93%
                           Real Estate                  19,043        5.98%
Southtrust Estate &        Cash Management         ^ 9,593,725     ^ 50.21%*
  Trust Company of
  Georgia, Trustee for
  INVESCO Capital
  Management, Inc.
  Profit Sharing Money
  Purchase Pension Plan
  79 West Paces Ferry Road NW
  Atlanta, GA  30305


*Beneficial Owner may be deemed to control the Portfolio by virtue of its ownership percentage of the outstanding securities of that Portfolio.

      As of July 31, 1996, the officers and Directors of the Fund, as a group, owned less than 1% of the outstanding shares of the Portfolios.

Net Asset Value

      The net asset value per share of each class of the Portfolios will not be calculated on days that the New York Stock Exchange is closed. These days presently include New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Custodian

      United Missouri Bank, 928 Grand Avenue, Kansas City, Missouri, is custodian of the portfolio securities and cash of the Portfolios and maintains certain records on behalf of the Portfolios. Subject to the prior approval of the Board of Directors, the custodian may, in the future, use the services of subcustodians as to one or more of the Portfolios.

Independent Accountants

      Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado serves as the independent accountants for each of the Portfolios, providing services including audit of the annual financial statements, and preparation of tax returns filed on behalf of the Portfolios.

Financial Statements

      The Fund's audited financial statements and the notes thereto for the fiscal year ended December 31, 1995 and the report of Price Waterhouse LLP with respect to such financial statements are incorporated herein by reference from the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1995.

                                  APPENDIX A

      Some of the terms used in the Fund's Prospectus and this Statement of Additional Information are described below.

      The term "money market" refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. Government obligations, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

      U.S. Government obligations are debt securities (including bills, notes and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. Government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, Government National Mortgage Association, the Federal Farm Credit Bank, and the Federal Home Loan Bank. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

      Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      Time  deposits  are  non-negotiable   deposits  maintained  in  a  banking
institution for a specified period of time at a stated interest rate.

      Commercial paper consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

      Corporate debt obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

      Mortgage-backed securities are interests in a pool of mortgage loans. Most mortgage securities are pass-through securities, which means that they provide investors with payments consisting of both principal and interest as mortgages in the underlying mortgage pool are paid off by the borrowers. The dominant issuers or guarantors of mortgage securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

      Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

      Municipal bonds are debt obligations which generally have a maturity at the time of issue in excess of one year and are issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise or specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately operated facilities and are, in most cases, revenue bonds which do not generally carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or any property pledged as security).

      Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. A Portfolio, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Portfolio. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Portfolio shares and from loan proceeds. Because interest on zero coupon obligations is not paid to the Portfolio on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

      Ratings of Corporate Debt Obligations Except as to the Cash Management Portfolio, Portfolio purchases of taxable obligations are not limited to those obligations rated within the four highest categories by Moody's and S&P. However, the Flex Portfolio's and Income Portfolio's standards for investment grade obligations are generally similar to those standards included in the four highest categories by Moody's and S&P. The Cash Management Portfolio will limit its investments to those obligations within the two highest categories. The Relative Return Bond Portfolio may invest up to 10% of Portfolio assets in corporate bonds rated below Baa by Moody's or below BBB by S&P but rated at least Ba by Moody's or BB by S&P. The MultiFlex Portfolio may invest up to 5% of Portfolio assets in corporate bonds rated below Baa by Moody's or below BBB by S&P, but rated at least Ba by Moody's or BB by S&P.

      The characteristics of corporate debt obligations rated by Moody's are generally as follows:

      Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba -- Bonds which are rated Ba are judged to have speculative elements. The future of such bonds cannot be considered as well assured.

      B -- Bonds which are rated B generally lack characteristics of a desirable investment.

      Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca -- Bonds rated Ca are speculative to a high degree.

      C -- Bonds rated C are the lowest rated class of bonds and are regarded as having extremely poor prospects.

      The characteristics of corporate debt obligations rated by S&P are generally as follows:

      AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB -- Debt rated BB is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation; CC indicates the highest degree of speculation.

      BB,B,CCC,CC -- Debt in these ratings is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation and CC the highest.

      A bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of, such information, or for other reasons.

      Ratings    of    Commercial     Paper.  Cash     Management    Portfolio
purchases   are   limited   to  those   instruments   rated  A-1  by  S&P  and
Prime 1 by Moody's.

      Commercial paper rated A-1 by Standard & Poor's has the following characteristics: liquidity ratios are adequate to meet cash requirements; the issuer's long-term debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

      Commercial paper rated Prime 1 by Moody's is the highest commercial paper assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and consumer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within various categories.

     Determination   of   Credit   Quality   of   Unrated   Securities.    In
determining    whether   an   unrated   debt   security   is   of   comparable
quality   to  a   rated   security,   the   sub-adviser   may   consider   the

following factors, among others:

      (1)   other securities of the issuer that are rated;

      (2)   the    issuer's    liquidity,     debt    structure,     repayment
            schedules, and external credit support facilities;

      (3)   the reliability and quality of the issuer's management;

      (4)   the  length  to  maturity  of  the  security  and  the  percentage
            of   the   portfolio    represented    by   securities   of   that
            issuer;

      (5)   the issuer's earnings and cash flow trends;

      (6)   the   issuer's   industry,    the   issuer's   position   in   its
            industry,   and  an  appraisal  of  speculative  risks  which  may
            be inherent in the industry;

      (7)   the   financial   strength   of  the   issuer's   parent  and  its
            relationship with the issuer;

      (8) the extent and reliability of credit support, including a letter of credit or third party guarantee applicable to payment of principal and interest;

      (9) the issuer's ability to repay its debt from cash sources or asset liquidation in the event that the issuer's backup credit facilities are unavailable;

      (10)  other factors deemed relevant by the subadviser.

                                    Part C

                               Other Information

Item 24.    Financial Statements and Exhibits

      (a)   Financial Statements:

                                                          ^ Page in
                                                            Prospectus
                                                            ----------
            1.    Financial statements and schedules
                  included in Prospectus (Part A):

                  Financial information for the last            15
                  10 years or since inception, as
                  applicable, through the period ended
                  December 31, 1995 for Equity, Income,
                  Flex, Cash Management, MultiFlex,
                  Real Estate and International Value
                  Portfolios.
                                                            Page in
                                                            Statement of
                                                            Additional
                                                            Information
                                                            -----------

            2.    Financial statements and schedules
                  included in Statement of Additional
                  Information (Part B):

                  The following audited financial
                  statements of the Fund and the
                  notes thereto for the fiscal year
                  ended  December 31, 1995 and the
                  report of Price Waterhouse LLP with
                  respect to such financial statements
                  are incorporated in the Statement of
                  Additional Information by reference
                  from the Fund's Annual Report to
                  Shareholders for the fiscal year
                  ended December 31, 1995; Statement
                  of Investment Securities as of
                  December 31, 1995; Statement of
                  Assets and Liabilities as of
                  December 31, 1995; Statement of
                  Operations for the fiscal period
                  ended December 31, 1995; Statement
                  of Changes in Net Assets for each
                  of the two years ended December 31,
                  1995 and December 31, 1994; as
                  applicable; Financial Highlights
                  for the periods set forth above.

            3.    Financial statements and schedules
                  included in Part C:

                  None: Schedules have been omitted as
                  all information has been presented in
                  the financial statements.

      (b)   Exhibits:

            1.    (a)     Amended and Restated Articles
                          of Incorporation dated March 7,
                          1995, previously filed with Post-
                          Effective Amendment No. 24 to
                          the Registrant's Registration
                          Statement on May 1, 1995, and
                          herein incorporated by reference.

                  (b)     Articles of Amendment to the
                          Articles of Incorporation ^ filed
                          on EDGAR with Post-Effective
                          Amendment No. 26 on April 22, 1996,
                          and incorporated by reference herein.

                  (c)     Articles Supplementary to the
                          Articles of Incorporation dated
                          August 13, 1996 ^ filed on EDGAR
                          with Post-Effective Amendment No.
                          27 on August 20, 1996, and herein
                          incorporated by reference.


            2.    (a)     By-Laws of Registrant, as amended,
                          previously filed with Post-Effective
                          Amendment No. 24 to the Registrant's
                          Registration Statement on May 1, 1995,
                          and herein incorporated by reference.

            3.    Not applicable.

            4.    Not applicable.


            5.    (a)     Form of Investment Advisory Agreement
                          between Registrant and INVESCO Services,
                          Inc. dated as of July 1, 1993, previously filed with Post-Effective Amendment No.
                          19 to the Registrant's Registration
                          Statement on April 30, 1993 and herein
                          incorporated by reference. Form of
                          Investment Advisory Agreement between
                          Registrant and INVESCO Services, Inc.
                          dated as of July 1, 1993, as amended
                          November 1, 1993, previously filed
                          with Post-Effective Amendment No. 20
                          to the Registrant's Registration
                          Statement on September 10, 1993 and
                          herein incorporated by reference.
                          Investment Advisory Agreement between
                          Registrant and INVESCO Services, Inc.,
                          dated as of July 1, 1993, as amended
                          November 1, 1993, previously filed with
                          Post-Effective Amendment No. 21 to the
                          Registrant's Registration Statement on
                          November 3, 1993 and herein incorporated by reference.^ Investment Advisory
                          Agreement between Registrant and INVESCO
                          Services, Inc. dated as of July 1, 1993, as amended April 19, 1995, previously filed with Post-Effective Amendment No.
                          24 to the Registrant's Registration
                          Statement on May 1, 1995 and herein
                          incorporated by reference. Investment
                          Advisory Agreement between Registrant
                          and INVESCO Services, Inc., dated as of
                          July 1, 1993, as amended February 16,
                          1996 ^ filed on EDGAR with Post-Effective
                          Amendment No. 26 on April 22, 1996 and
                          herein incorporated by reference.

                  (b) Form of Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO
                          Capital Management, Inc. dated as of
                          July 1, 1993, previously filed with
                          Post-Effective Amendment No. 19 to the
                          Registrant's Registration Statement on
                          April 30, 1993 and herein incorporated
                          by reference. Form of Sub-Advisory
                          Agreement between INVESCO Services, Inc.
                          and INVESCO Capital Management, Inc.
                          dated as of July 1, 1993, as amended
                          November 1, 1993, previously filed
                          with Post-Effective Amendment No. 20
                          to the Registrant's Registration
                          Statement on September 10, 1993 and
                          herein incorporated by reference.
                          Sub-Advisory Agreement between INVESCO
                          Services, Inc. and INVESCO Capital
                          Management, Inc., dated as of July 1,
                          1993, as amended November 1, 1993,
                          previously filed with Post-Effective
                          Amendment No. 21 to the Registrant's
                          Registration Statement on November 3,
                          1993 and herein incorporated by
                          reference. Sub-Advisory Agreement between
                          INVESCO Services, Inc. and INVESCO Capital
                          Management, Inc. dated as of July 1, 1993, as amended April 19, 1995, previously filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on May 1, 1995 and herein incorporated by reference.* Sub-Advisory Agreement between INVESCO Services, Inc. and
                          INVESCO Capital Management, Inc., dated
                          as of July 1, 1993, as amended February
                          16, 1996 ^ filed on EDGAR with Post-
                          Effective Amendment No. 26 on April 22,
                          1996 and herein incorporated by reference.

                  (c)     Form of Sub-Advisory Agreement between
                          INVESCO Services, Inc. and INVESCO
                          Management & Research, Inc. dated as of
                          November 1, 1993, previously filed with
                          Post-Effective Amendment No. 20 to the
                          Registrant's Registration Statement on
                          September 10, 1993 and herein incorporated by reference. Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO Management & Research, Inc., dated as of November 1, 1993, previously filed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on November 3, 1993 and herein incorporated by reference. Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO Management & Research, Inc. dated as of November 1, previously filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on May 1, 1995 and herein incorporated by reference. Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO Capital Management, Inc., dated as of November 1, 1993, as amended February 16, 1996 ^ filed on EDGAR with Post-Effective Amendment No. 26 on April
                          22, 1996 and herein incorporated by reference.

                  (d) Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO Realty Advisors, Inc. dated as of April 19, 1995 previously filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on May 1, 1995 and herein incorporated by reference. Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO Realty Advisors, Inc., dated as of April 19, 1995, as amended February 16, 1996 ^ filed on EDGAR with Post-Effective Amendment No. 26 on April 22, 1996 and herein incorporated by reference.


            6.    (a)     Form of Distribution Agreement between
                          Registration and INVESCO Services, Inc., dated as of July 1, 1993 previously filed with Post-Effective Amendment No. 19 to the
                          Registrant's Registration Statement on April
                          30, 1993 and herein incorporated by
                          reference. Form of Distribution Agreement between Registrant and INVESCO Services,
                          Inc., dated as of July 1, 1993, as amended
                          November 1, 1993, previously filed with Post-
                          Effective Amendment No. 20 to the Registrant's
                          Registration Statement on September 10, 1993 and herein incorporated by reference.
                          Distribution Agreement between Registrant and INVESCO Services, Inc.dated as of July
                          1, 1993, as amended November 1, 1993,
                          previously filed with Post-Effective
                          Amendment No. 21 to the Registrant's
                          Registration Statement on November 3,
                          1993 and herein incorporated by reference.
                          Distribution Agreement between Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended April 19, 1995, previously filed with Post-Effective
                          Amendment No. 24 to the Registrant's
                          Registration Statement on May 1, 1995
                          and herein incorporated by reference.*
                          Distribution Agreement between Registrant and INVESCO Services, Inc. dated as of July 1, 1993, as amended February 16,
                          1996.*  Distribution Agreement between
                          Registrant and INVESCO Services, Inc.
                          dated as of July 1, 1993, as amended
                          August 13, 1996 ^ filed on EDGAR with
                          Post-Effective Amendment No. 27 on August
                          20, 1996, and herein incorporated by
                          reference.

            7. Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees ^ filed on EDGAR with Post-Effective Amendment No. 26 on April 22, 1996 and herein incorporated by reference.

            8. Form of Custodian Agreement between Registrant and United Missouri Bank of Kansas City, N.S., dated as of November 1, 1993, previously filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on September 10, 1993 and herein incorporated by reference. Custodian Agreement between Registrant and United Missouri Bank of Kansas City, N.S., dated as of November 1, 1993, previously filed with Post-Effective Amendment No. 22 to the Registrant' Registration Statement on April 28, 1994 and herein incorporated by reference. Form of Custodian Agreement between Registrant and United Missouri Bank, dated May 1, 1995, previously filed with Post-Effective Amendment No. 24 to the Registrant's Registration

                  Statement on May 1, 1995 and herein incorporated by reference ^ filed on EDGAR with Post-Effective
                  Amendment No. 26 on April 22, 1996 and herein incorporated by reference.

            9. Form of Operating Services Agreement between Registrant and INVESCO Services, Inc., dated as of July 1,1993, previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on April 30, 1993 and herein incorporated by reference. Form of Operating Services Agreement between Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended November 1, 1993, previously filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on September 10, 1993 and herein incorporated by reference. Operating Services Agreement between Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended November 1, 1993, previously filed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on November 3, 1993 and herein incorporated by reference. Operating Services Agreement between Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended April 19, 1995, previously filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on May 1, 1995 and herein incorporated by reference.^ Operating Services Agreement between Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended February 16, 1996.* Operating Services Agreement between Registrant and INVESCO Services, Inc. dated as of July 1, 1993, as amended August 13, 1996 ^ filed on EDGAR with Post-Effective Amendment No. 27 on August 29, 1996, and herein incorporated by reference.


            10. Opinion as to legality of the shares, incorporated herein by reference.


            11.   Consent of Independent Accountants.^


            12.   Not applicable.

            13.   Not applicable.

            14.   Not applicable.

            15. Form of Plan and Agreement of Distribution pursuant to Rule 12b-1 between the Registrant and INVESCO Services, Inc., dated as of July 1, 1993, previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on April 30, 1993 and herein incorporated by
                  reference.   Form of Plan and Agreement of
                  Distribution pursuant to Rule 12b-1 between the Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended November 1, 1993 previously filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on September 10, 1993 and herein incorporated by reference. Plan and Agreement of Distribution pursuant to Rule 12b-1 between the Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended November 1, 1993, previously filed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on November 3, 1993 and herein incorporated by reference. Plan and Agreement of Distribution pursuant to Rule 12b-1 between the Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended April 19, 1995, previously filed with Post-Effective
                  Amendment No. 24 to the Registrant's Registration Statement on May 1, 1995 and herein incorporated by reference.^ Plan and Agreement of Distribution pursuant to Rule 12b-1 between the Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended February 16, 1996 ^ filed on EDGAR with Post-Effective Amendment No. 26 on April 22, 1996 and herein incorporated by reference. Plan and Agreement of Distribution Pursuant to Rule 12b-1 between the Registrant and INVESCO Services, Inc., dated as of July 1, 1993, as amended August 13, 1996 ^ filed on EDGAR with Post-Effective Amendment No. 27 on August 20, 1996 and herein incorporated by reference.

            16.   (a)     Schedule for computation of total return ^ filed on
                          EDGAR with Post-Effective Amendment No. 26 on April
                          22, 1996 and herein incorporated by reference.

                  (b) Schedule for computation of yield ^ filed on EDGAR with Post-Effective Amendment No. 26 on April 22, 1996 herein incorporated by reference.

                  (c) Schedule for computation of dividend yield ^ filed on EDGAR with Post-Effective Amendment No. 26 on April 22, 1996 and herein incorporated by reference.

                  (d)     Schedule    for    computation    of    distribution
                          yield ^ filed on EDGAR with Post-Effective Amendment No. 26 on April 22, 1996 and herein incorporated by reference.

            17.   (a)     Financial   Data   Schedule   for  the  period  ended
                          December 31, 1995 for the Equity Portfolio.^

                  (b)     Financial   Data   Schedule   for  the  period  ended
                          December 31, 1995 for the Income Portfolio.^

                  (c)     Financial   Data   Schedule   for  the  period  ended
                          December 31, 1995 for the Flex Portfolio.^

                  (d)     Financial   Data   Schedule   for  the  period  ended
                          December 31, 1995 for  the   Cash   Management
                          Portfolio.^

                  (e)     Financial   Data   Schedule   for  the  period  ended
                          December 31, 1995    for    the     Multiflex
                          Portfolio.^

                  (f)     Financial   Data   Schedule  for  the  period  ended
                          December 31, 1995   for   the   Real    Estate
                          Portfolio.^

                  (g)     Financial   Data   Schedule  for  the  period  ended
                          December 31, 1995  for  the  International   Value
                          Portfolio.^

            18.           Plan    Pursuant    To   Rule   18f-3    under   the
                          Investment Company Act of 1940 by the Registrant adopted by the Board of Directors August 13, 1996 ^ filed on EDGAR with Post-Effective Amendment No. 27 on August 20, 1996, and herein incorporated by reference.

            ^


Item 25.    Persons    Controlled   by   or   Under   Common    Control   With
            Registrant

            No person is controlled by, or under common control with, the Registrant.

Item 26.    Number of Holders of Securities


            As of ^ October 31, 1996, the number of record holders of each class of securities of the Registrant was as follows:

                                                             Number of
            Name of Portfolio            Title of Class      Recordholders
            -----------------            --------------      -------------

            Equity Portfolio                Common               ^ 1,499
            Income Portfolio                Common               ^   491
            Flex Portfolio                  Common               ^ 5,176
            MultiFlex Portfolio             Common               ^ 3,676
            Real Estate Portfolio           Common               ^   554
            International Value Portfolio   Common               ^   845
            Cash Management Portfolio       Common               ^   388


Item 27.    Indemnification

            Section 2-418 of the General Corporation Law of the State of Maryland, Article VI of the Registrant's Charter filed as Exhibit 1,
            Article VII of the Registrant's By-Laws filed as Exhibit 2, and the Investment Advisory Agreement filed as Exhibit 5(a), provide, or will provide, for indemnification.

            The Registrant's Articles of Incorporation (Article VI) provide that the Registrant shall indemnify (a) its directors to the fullest extent permitted by law now or hereafter in force, including the advance of expenses under the procedures provided under such laws;
            (b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law, provided, however, that such indemnification shall not be construed to protect any director or officer against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

            The Registrant's By-laws (Article VII) provide that the Registrant shall indemnify any director and/or officer who was or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer of the Registrant, or is or was serving at the request of the Registrant as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the maximum extent permitted by law.

            With respect to indemnification of officers and directors, Section 2-418 of the Maryland General Corporation Law provides that a corporation may indemnify any director who is made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant) by reason of service in that capacity, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and expenses actually and reasonably incurred by him in connection with such action, suit or proceeding unless (1) it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit of money, property, or services; or (3) in the case of any criminal action or proceeding, had reasonable cause to believe that the act or omission was unlawful. A court of appropriate jurisdiction may, however, except in proceedings by or in the right of the Registrant or in which liability has been adjudged by reason of the person receiving an improper personal benefit, order such indemnification as the court shall deem proper if it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the requisite standards of conduct. Under Section 2-418, the Registrant shall also indemnify officers, employees, and agents of the Registrant to the same extent that it shall indemnify directors, and officers, employees and agents who are not directors to such further extent, consistent with law, as may be provided by general or specific action of the Board of Directors or contract. Pursuant to
            Section 2-418 of the Maryland General Corporation Law, the termination of any action, suit or proceeding by judgment, order or settlement does not create a presumption that the person did not meet the requisite standard of conduct required by Section 2-418. The termination of any action, suit or proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct.

            Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director,
            officer or controlling person in  connection with   the  securities
            being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.    Business  and  Other   Connections   of  Investment   Adviser  and
            Sub-Adviser

            See "Management of the Fund" in the Prospectus and "The Advisory and Sub-Advisory Agreements" in the Statement of Additional Information for information regarding the business of the investment adviser and sub-advisers. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Services, Inc., INVESCO Capital Management, Inc., INVESCO Management & Research, Inc., and INVESCO Realty Advisors, Inc., reference is made to Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Services, Inc., INVESCO Capital Management, Inc., and INVESCO Realty Advisors, Inc., herein incorporated by reference.

Item 29.    Principal Underwriters

            (a)   None.

            (b)
Name and                            Positions and             Positions and
Principal Business                  Offices with              Offices with
Address                             Underwriter               Registrant
------------------                  -------------             --------------


Hubert L. Harris, Jr.               Chairman and              President and
1315 Peachtree Street, N.E.         Director                  Director
Atlanta, Georgia  30309

Michael J. Hanley                   President and             N/A
1355 Peachtree Street, N.E.         National Sales
Atlanta, Georgia 30309              Manager

Tony D. Green                       Secretary, Vice           Secretary and
1355 Peachtree Street, N.E.         President-Operations      Treasurer
Atlanta, Georgia  30309             and Director

Mark F. Moots, Jr.                  CFO/Treasurer             Asst. Sect. and
1315 Peachtree Street, N.E.                                   Treasurer
Atlanta, Georgia  30309

John P. Stewart                     Senior Vice President     N/A
1355 Peachtree Street, N.E.         and Product Manager
Atlanta, Georgia 30309


Item 30.    Location of Accounts and Records

            Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the 1940 Act at its offices at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.

            Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Transfer Agent, Fund/Plan Services, Inc., 2 West Elm Street,
            Conshohocken, Pennsylvania 19428, and at the offices of the custodian, United Missouri Bank, 928 Grand Avenue, Kansas City, Missouri 64141.

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a)   Not applicable.

            (b)   Not applicable.

            (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                        SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 14th day of November, 1996.

Attest:                                   INVESCO Advisor Funds, Inc.

/s/ Tony D. Green                         /s/ Hubert L. Harris, Jr.
------------------------------------      ------------------------------------
Tony D. Green, Secretary                  Hubert L. Harris, Jr., President

      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this 14th day of November, 1996.

/s/ Hubert L. Harris, Jr.                  /s/ Lawrence H. Budner
------------------------------------       ------------------------------------
Hubert L. Harris, Jr., President           Lawrence H. Budner, Director*
(Chief Executive Officer and Chief
Financial and Accounting Officer)
and Director

/s/ Tony D. Green                         /s/ Daniel D. Chabris
------------------------------------      ------------------------------------
Tony D. Green, Treasurer                  Daniel D. Chabris, Director*
(Chief Financial and Accounting Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------
Victor L. Andrews, Director*              Fred A. Deering, Director*

/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
------------------------------------      ------------------------------------
Bob R. Baker, Director*                   A. D. Frazier, Jr., Director*

/s/ Charles W. Brady                      /s/ Kenneth T. King, Director
------------------------------------      ------------------------------------
Charles W. Brady, Director*               Kenneth T. King, Director*


^ /s/ Dan J. Hesser                       /s/ John W. McIntyre
------------------------------------      ------------------------------------
Dan J. Hesser, Director                   John W. McIntyre, Director*


By* /s/ Glen A. Payne                     By*  /s/ Edward F. O'Keefe
    ---------------------------------         ---------------------------------
    Glen A. Payne                             Edward F. O'Keefe
    Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12 and May 14, 1990, May 27, 1992 and April 22, 1996.

                              Exhibit Index

                                                Page in
Exhibit Number                                  Registration Statement
--------------                                  ----------------------


      11                                          135
      17(a)                                       136
      17(b)                                       137
      17(c)                                       138
      17(d)                                       139
      17(e)                                       140
      17(f)                                       141
      17(g)                                       142